UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21906

Claymore Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532
(Address of principal executive offices) (Zip code)
Kevin M. Robinson 2455 Corporate West Drive, Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (630) 505-3700

Date of fiscal year end: August 31

Date of reporting period: September 1, 2010 to November 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
Attached hereto.

EEB | Guggenheim BRIC ETF
Portfolio of Investments
November 30, 2010 (unaudited)

Number of Shares	Description	Value

	Common Stocks - 64.7%
	Consumer Discretionary - 3.0%
34,025	7 Days Group Holdings Ltd., ADR (China) (a)	$ 807,073
237,247	Ctrip.com International Ltd., ADR (China) (a)	10,396,164
203,560	Focus Media Holding Ltd., ADR (China) (a)	4,749,055
399,526	Gafisa SA, ADR (Brazil) (b)	5,737,193
41,000	Home Inns & Hotels Management, Inc., ADR (China) (a)	1,952,010
393,753	Melco Crown Entertainment Ltd., ADR (China) (a) (b)	2,350,705
47,481	New Oriental Education & Technology Group, ADR (China) (a) (b)	5,023,490
		31,015,690
	Consumer Staples - 2.0%
1,075,041	BRF - Brasil Foods SA, ADR (Brazil)	16,383,625
200,591	Wimm-Bill-Dann Foods OJSC, ADR (Russia) (b)	4,735,954
		21,119,579
	Energy - 16.4%
229,908	China Petroleum & Chemical Corp., ADR (China)	21,344,659
204,570	CNOOC Ltd., ADR (China)	44,043,921
238,953	PetroChina Co. Ltd., ADR (China) (b)	29,352,986
2,109,543	Petroleo Brasileiro SA, ADR (Brazil)	68,433,575
310,417	Yanzhou Coal Mining Co. Ltd., ADR (China)	8,564,405
		171,739,546
	Financials - 9.3%
893,420	Banco Santander Brasil SA, ADR (Brazil) (b)	11,659,131
433,352	China Life Insurance Co. Ltd., ADR (China) (b)	27,803,864
49,472	CNinsure, Inc., ADR (China) (b)	1,076,511
118,976	E-House China Holdings Ltd., ADR (China) (b)	1,659,715
152,482	HDFC Bank Ltd., ADR (India) (b)	26,890,201
562,605	ICICI Bank Ltd., ADR (India)	28,152,754
		97,242,176
	Health Care - 1.2%
42,981	China Medical Technologies, Inc., ADR (China) (a) (b)	491,273
182,504	Dr. Reddy's Laboratories Ltd., ADR (India) (b)	7,114,006
135,768	Mindray Medical International Ltd., ADR (China) (b)	3,563,910
113,375	WuXi PharmaTech Cayman, Inc., ADR (China) (a)	1,899,031
		13,068,220
	Industrials - 2.3%
23,135	China Eastern Airlines Corp. Ltd., ADR (China) (a) (b)	678,087
63,912	China Southern Airlines Co. Ltd., ADR (China) (a) (b)	2,289,328
183,752	Embraer SA, ADR (Brazil)	5,350,858
57,949	Guangshen Railway Co. Ltd., ADR (China) (b)	1,165,934
453,572	Tata Motors Ltd., ADR (India) (b)	14,836,340
		24,320,547
	Information Technology - 9.7%
207,655	Baidu, Inc., ADR (China) (a)	21,843,229
189,380	Giant Interactive Group, Inc., ADR (China)	1,304,828
598,045	Infosys Technologies Ltd., ADR (India)	39,560,677
298,585	JA Solar Holdings Co. Ltd., ADR (China) (a) (b)	2,069,194
99,500	LDK Solar Co. Ltd., ADR (China) (a) (b)	995,000
82,096	Longtop Financial Technologies Ltd., ADR (China) (a)	3,247,718
116,819	Netease.com, ADR (China) (a)	4,460,149
61,198	Patni Computer Systems Ltd., ADR (India)	1,261,903
80,848	Perfect World Co. Ltd., ADR (China) (a) (b)	1,916,098
106,674	Renesola Ltd., ADR (China) (a) (b)	877,927
194,782	Semiconductor Manufacturing International Corp., ADR (China) (a)	701,215
138,578	Shanda Games Ltd., ADR (China) (a)	776,037
59,011	Shanda Interactive Entertainment Ltd., ADR (China) (a) (b)	2,332,705
58,026	Spreadtrum Communications, Inc., ADR (China) (a)	948,725
212,876	Suntech Power Holdings Co. Ltd., ADR (China) (a) (b)	1,519,935
158,858	Trina Solar Ltd., ADR (China) (a) (b)	3,545,711
76,615	VanceInfo Technologies, Inc., ADR (China) (a)	2,881,490
672,692	Wipro Ltd., ADR (India) (b)	9,209,153
163,583	Yingli Green Energy Holding Co. Ltd., ADR (China) (a) (b)	1,611,292
		101,062,986
	Materials - 9.1%
235,074	Aluminum Corp. of China Ltd., ADR (China) (a) (b)	5,197,486
1,089,490	Cia Siderurgica Nacional SA, ADR (Brazil) (b)	17,050,519
293,829	Fibria Celulose SA, ADR (Brazil) (a) (b)	4,489,707
165,577	Mechel, ADR (Russia)	3,887,748
42,663	Sinopec Shanghai Petrochemical Co. Ltd., ADR (China) (b)	2,077,688
563,507	Sterlite Industries India Ltd., ADR (India)	7,984,894
1,714,297	Vale SA, ADR (Brazil)	54,308,929
		94,996,971
	Telecommunication Services - 10.4%
73,683	Brasil Telecom SA, ADR (Brazil) (a)	606,411
1,112,304	China Mobile Ltd., ADR (China) (b)	55,448,354
194,482	China Telecom Corp. Ltd., ADR (China) (b)	9,731,879
1,632,886	China Unicom Hong Kong Ltd., ADR (China)	21,945,988
645,508	Mobile Telesystems OJSC, ADR (Russia)	13,536,303
50,222	Tata Communications Ltd., ADR (India) (a) (b)	590,611
442,252	VimpelCom Ltd., ADR (Russia) (a)	6,930,089
		108,789,635
	Utilities - 1.3%
335,319	Centrais Eletricas Brasileiras SA, ADR (Brazil)	4,486,568
85,914	Cia de Saneamento Basico do Estado de Sao Paulo, ADR (Brazil)	3,879,017
32,451	CPFL Energia SA, ADR (Brazil) (b)	2,304,346
114,844	Huaneng Power International, Inc., ADR (China) (b)	2,471,443
		13,141,374
	Total Common Stocks - 64.7%
	(Cost $710,574,036)	676,496,724

	Preferred Stocks - 35.0%
	Consumer Staples - 3.5%
190,530	Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares, ADR (Brazil) (b)	8,015,597
212,940	Cia de Bebidas das Americas, Preference Shares, ADR (Brazil)	28,883,182
		36,898,779
	Energy - 8.9%
2,907,453	Petroleo Brasileiro SA, Preference Shares, ADR (Brazil)	85,130,224
136,960	Ultrapar Participacoes SA, Preference Shares, ADR (Brazil) (b)	8,102,553
		93,232,777
	Financials - 9.9%
2,336,953	Banco Bradesco SA, Preference Shares, ADR (Brazil)	46,879,277
2,424,543	Itau Unibanco Holding SA, Preference Shares, ADR (Brazil)	56,564,588
		103,443,865
	Industrials - 0.6%
193,056	Gol Linhas Aereas Inteligentes SA, Preference Shares, ADR (Brazil) (b)	3,121,716
135,052	Tam SA, Preference Shares, ADR (Brazil) (b)	3,285,815
		6,407,531
	Materials - 8.6%
169,263	Braskem SA, Preference Shares, ADR (Brazil) (b)	3,634,076
915,569	Gerdau SA, Preference Shares, ADR (Brazil) (b)	10,638,912
2,669,907	Vale SA, Preference Shares, ADR (Brazil)	75,798,660
		90,071,648
	Telecommunication Services - 1.8%
144,908	Brasil Telecom SA, Preference Shares, ADR (Brazil) (a)	2,976,410
362,433	Tele Norte Leste Participacoes SA, Preference Shares, ADR (Brazil)	5,106,681
101,072	Tim Participacoes SA, Preference Shares, ADR (Brazil)	3,250,476
245,360	Vivo Participacoes SA, Preference Shares, ADR (Brazil)	7,083,543
		18,417,110
	Utilities - 1.7%
271,719	Centrais Eletricas Brasileiras SA, Preference Shares, ADR (Brazil)	4,271,423
546,902	Cia Energetica de Minas Gerais, Preference Shares, ADR (Brazil)	9,341,086
165,157	Cia Paranaense de Energia, Preference Shares, ADR (Brazil)	4,135,531
		17,748,040
	Total Preferred Stocks - 35.0%
	(Cost $362,401,781)	366,219,750

	Total Long-Term Investments - 99.7%
	(Cost $1,072,975,817)	1,042,716,474

	Investments of Collateral for Securities Loaned (c) - 10.8%
	Money Market Fund - 10.8%
112,991,109	BNY Mellon Securities Lending Overnight Fund, 0.299% (d)
	(Cost $112,991,109)	112,991,109

Principal
Amount	Description	Value
	U.S. Government and Agency Securities - 0.0%*
$ 431,099	United States Treasury Notes with coupons of 0.875% to 4.250%,	433,929
	and contractual maturities of collateral from 2/28/11 to 5/15/39
	(Cost $433,929)

	Total Investments of Collateral for Securities Loaned - 10.8%
	(Cost $113,425,038)	113,425,038

	Total Investments - 110.5%
	(Cost $1,186,400,855)	1,156,141,512
	Liabilities in excess of Other Assets - (10.5%)	(110,229,127)
	Net Assets - 100.0%	$ 1,045,912,385

ADR - American Depositary Receipt
OJSC - Open Joint Stock Company
SA - Corporation

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at November 30, 2010
(c)	At November 30, 2010, the total market value of the Fund's securities on loan was $110,667,634 and the total market
	value of the collateral held by the Fund was $113,425,038.
(d)	Interest rate shown reflects yield as of November 30, 2010.

* Less than 0.1%

Securities are classified by sectors that represent broad groupings of related industries.

	Country Allocation*
	Brazil	53.8%
	China	30.4%
	India	13.0%
	Russia	2.8%

	* Subject to change daily. Based on total long-term investments.
See previously submitted notes to financial statements for the period ended August 31, 2010.

At November 30, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$ 1,202,545,220	$ 108,329,976	$ (154,733,684)	$ (46,403,708)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs
(e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund adopted the Accounting Standard Update, Fair Value Measurements and Disclosures
(Topic 820):Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e.
transfers out must be disclosed separately from transfers in) as well as the reasons(s) for the transfer and
iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009 however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

The Fund values Level 1 securities using readily available market quotations in active markets. The
Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable inputs in accordance with procedures approved by the Board of Trustees. The Fund did not have any
Level 3 securities at November 30, 2010.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of November 30, 2010.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$676,497	$-	$-	$676,497
Preferred Stocks	366,220	-	-	366,220
Money Market Fund	112,991	-	-	112,991
U.S. Government and Agency Securities	-	434	-	434
Total	$1,155,708	$434	$-	$1,156,142

There were no transfers between Level 1 and Level 2.

DEF | Guggenheim Defensive Equity ETF
Portfolio of Investments
November 30, 2010 (unaudited)

Number of Shares	Description	Value
	Long-Term Investments - 99.8%
	Common Stocks - 83.3%
	Consumer Discretionary - 9.2%
824	AutoZone, Inc. (a)	$ 213,754
6,161	CarMax, Inc. (a)	202,697
4,631	DIRECTV - Class A (a)	192,325
3,780	Dollar Tree, Inc. (a)	207,711
4,129	Family Dollar Stores, Inc.	207,276
6,190	Garmin Ltd. (Switzerland) (b)	179,262
4,912	Liberty Global, Inc. - Class A (a)	173,197
2,491	McDonald's Corp.	195,045
9,164	Shaw Communications, Inc. - Class B (Canada) (b)	183,830
		1,755,097
	Consumer Staples - 16.3%
5,283	Alberto-Culver Co.	196,528
2,984	Church & Dwight Co., Inc.	194,706
3,174	Clorox Co.	196,185
3,158	Coca-Cola Co. (The)	199,491
2,514	Colgate-Palmolive Co.	192,447
8,888	ConAgra Foods, Inc.	190,914
2,930	Energizer Holdings, Inc. (a)	206,243
4,036	Hershey Co. (The)	188,885
3,966	HJ Heinz Co.	191,439
4,300	Hormel Foods Corp.	211,044
4,000	Kellogg Co.	196,920
3,131	Kimberly-Clark Corp.	193,778
8,497	Kroger Co. (The)	200,104
2,217	Lorillard, Inc.	176,429
13,326	Sara Lee Corp.	199,890
6,546	Sysco Corp.	189,965
		3,124,968
	Financials - 12.9%
3,168	ACE Ltd. (Switzerland)	185,391
5,537	Axis Capital Holdings Ltd. (Bermuda)	195,678
48,817	Chimera Investment Corp. - REIT	195,268
5,197	Commerce Bancshares, Inc.	195,147
2,233	Everest Re Group Ltd. (Bermuda)	186,433
22,906	KeyCorp	172,482
24,652	MFA Financial, Inc. - REIT	200,914
2,412	PartnerRe Ltd. (Bermuda)	186,930
3,147	RenaissanceRe Holdings Ltd. (Bermuda)	189,701
3,445	Travelers Cos., Inc. (The)	185,996
6,670	Validus Holdings Ltd. (Bermuda)	194,831
11,601	Weyerhaeuser Co.	193,621
6,065	Willis Group Holdings PLC (Ireland)	193,049
		2,475,441
	Health Care - 5.0%
3,876	Abbott Laboratories	180,273
7,351	Bristol-Myers Squibb Co.	185,539
5,515	Eli Lilly & Co.	185,635
5,504	Endo Pharmaceuticals Holdings, Inc. (a)	198,199
13,928	King Pharmaceuticals, Inc. (a)	197,081
		946,727
	Industrials - 3.9%
8,646	Iron Mountain, Inc.	192,028
8,560	Pitney Bowes, Inc.	187,806
10,661	RR Donnelley & Sons Co.	168,017
5,498	Waste Management, Inc.	188,306
		736,157
	Information Technology - 6.0%
4,318	Accenture PLC - Class A (Ireland)	187,056
16,958	Activision Blizzard, Inc.	199,087
13,113	AVX Corp.	187,647
6,930	FLIR Systems, Inc. (a)	185,759
7,041	InterActiveCorp (a)	198,275
3,849	Solera Holdings, Inc.	184,752
		1,142,576
	Materials - 1.0%
2,492	PPG Industries, Inc.	194,276

	Telecommunication Services - 6.1%
6,699	AT&T, Inc.	186,165
5,845	BCE, Inc. (Canada)	198,029
4,581	CenturyLink, Inc. (b)	196,937
21,865	Frontier Communications Corp.	198,971
5,884	Verizon Communications, Inc.	188,347
14,873	Windstream Corp.	193,944
		1,162,393
	Utilities - 22.9%
8,375	Allegheny Energy, Inc.	191,117
5,256	Alliant Energy Corp.	190,845
6,636	Ameren Corp.	190,586
8,037	American Water Works Co., Inc.	196,987
6,490	Atmos Energy Corp.	195,154
11,656	Centerpoint Energy, Inc.	182,183
10,586	CMS Energy Corp.	190,230
3,876	Consolidated Edison, Inc.	187,482
7,323	DPL, Inc. (a)	185,492
4,187	DTE Energy Co.	186,531
4,790	Exelon Corp.	188,582
5,486	FirstEnergy Corp.	192,613
11,257	NiSource, Inc.	188,330
4,618	NSTAR	191,185
14,077	NV Energy, Inc.	192,714
4,066	PG&E Corp.	190,817
4,667	Pinnacle West Capital Corp.	188,640
4,372	Progress Energy, Inc.	191,013
4,763	SCANA Corp.	193,473
5,129	Southern Co.	193,466
6,405	UGI Corp.	190,036
7,110	Vectren Corp.	184,149
8,177	Xcel Energy, Inc.	192,159
		4,373,784
	Total Common Stocks - 83.3%
	(Cost $15,306,037)	15,911,419

	Master Limited Partnerships - 15.5%
	Energy 14.5%
4,556	Alliance Holdings GP LP	207,754
3,265	Alliance Resource Partners LP (b)	202,430
5,953	Boardwalk Pipeline Partners LP (b)	184,543
5,830	El Paso Pipeline Partners LP (b)	193,090
3,229	Enbridge Energy Partners LP	196,485
4,968	Energy Transfer Equity LP	196,534
3,853	Energy Transfer Partners LP	195,232
4,915	Inergy LP	191,783
5,546	Linn Energy LLC	201,320
3,581	Magellan Midstream Partners LP	200,536
3,026	NuStar Energy LP (b)	204,104
2,462	ONEOK Partners LP (b)	195,015
4,152	TC Pipelines LP	193,026
4,333	Williams Partners LP (b)	203,868
		2,765,720
	Utilities 1.0%
4,136	Amerigas Partners LP	195,798
	Total Master Limited Partnerships - 15.5%
	(Cost $2,579,627)	2,961,518

	Income Trusts - 1.0%
	Energy - 1.0%
6,784	Enerplus Resources Fund (Canada) (b)	195,108
	(Cost $226,680)

	Total Long-Term Investments - 99.8%
	(Cost $18,112,344)	19,068,045

	Short-Term Investments - 8.1%
	Investments of Collateral for Securities Loaned (c) - 8.1%
	Money Market Funds - 8.1%
1,555,964	BNY Mellon Securities Lending Overnight Fund, 0.299% (d)
	(Cost $1,555,964)	1,555,964

	Total Investments - 107.9%
	(Cost $19,668,308)	20,624,009
	Liabilities in excess of Other Assets - (7.9%)	(1,511,098)
	Net Assets - 100.0%	$ 19,112,911

GP -	General Partnership
LLC -	Limited Liability Company
LP -	Limited Partnership
PLC -	Public Limited Company
REIT -	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at November 30, 2010.
(c)	At November 30, 2010, the total market value of the Fund's securities on loan was $1,519,454 and the total market value of the collateral by the Fund was $1,555,964.
(d)	Interest rate shown reflects yield as of November 30, 2010.

Securities are classified by sectors that represent broad groupings of related industries.

Country Allocation*
United States	88.1%
Bermuda	5.0%
Canada	3.0%
Ireland	2.0%
Switzerland	1.9%

*As a percentage of long-term investments. Subject to change daily.

See previously submitted notes to financial statements for the period ended August 31, 2010.

At November 30, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 19,663,457	$ 1,336,325	$ (375,773)	$ 960,552

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  There are three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures approved by the Board of Trustees. The Fund did not have any Level 3 securities at November 30, 2010.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of November 30, 2010.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$15,911	$-	$-	$15,911
Master Limited Partnerships	2,962	-	-	2,962
Income Trusts	195	-	-	195
Money Market Funds	1,556			1,556
Total	$20,624	$-	$-	$20,624

There were no transfers between Level 1 and Level 2.

NFO I Guggenheim Insider Sentiment ETF
Portfolio of Investments
November 30, 2010 (unaudited)

Number of Shares	Description	Value
	Long-Term Investments - 99.8%
	Common Stocks - 95.7%
	Consumer Discretionary - 18.7%
88,662	American Axle & Manufacturing Holdings, Inc. (a)	$ 952,230
50,698	Bridgepoint Education, Inc. (a) (b)	775,679
44,914	Cabela's, Inc. (a)	999,337
40,730	Career Education Corp. (a)	724,587
19,239	Coach, Inc.	1,087,773
17,945	DeVry, Inc.	770,558
14,786	Fossil, Inc. (a)	1,000,273
43,360	Gap, Inc. (The)	926,170
43,738	Grand Canyon Education, Inc. (a)	832,772
15,518	Kohl's Corp. (a)	875,526
10,307	Lear Corp. (a)	904,645
33,447	Lumber Liquidators Holdings, Inc. (a)	787,342
24,045	Meredith Corp.	808,393
77,352	Sally Beauty Holdings, Inc. (a)	1,063,590
128,964	Select Comfort Corp. (a)	1,133,594
5,009	Strayer Education, Inc.	680,573
14,260	Target Corp.	811,964
20,471	Tractor Supply Co.	869,403
		16,004,409
	Consumer Staples - 3.8%
26,151	CVS Caremark Corp.	810,681
21,126	Dr Pepper Snapple Group, Inc.	773,845
17,034	Hormel Foods Corp.	836,029
22,812	Ruddick Corp.	838,569
		3,259,124
	Energy - 3.5%
11,866	Concho Resources, Inc. (a)	981,912
157,294	International Coal Group, Inc. (a)	1,197,007
21,307	Unit Corp. (a)	851,641
		3,030,560
	Financials - 14.6%
14,253	Allied World Assurance Co. Holdings Ltd. (Switzerland)	837,221
72,572	American Equity Investment Life Holding Co.	796,841
23,028	Argo Group International Holdings Ltd. (Bermuda)	849,273
111,717	Boston Private Financial Holdings, Inc.	599,920
13,413	Chubb Corp.	764,675
33,193	Community Bank System, Inc.	799,287
50,092	Compass Diversified Holdings	831,527
9,112	Everest Re Group Ltd. (Bermuda)	760,761
86,223	Fulton Financial Corp.	745,829
18,400	MetLife, Inc.	701,960
99,059	MFA Financial, Inc. - REIT	807,331
47,256	Montpelier Re Holdings Ltd. (Bermuda)	929,998
9,618	PartnerRe Ltd. (Bermuda)	745,395
16,134	Reinsurance Group of America, Inc.	805,571
34,697	Unum Group	745,639
29,267	Wells Fargo & Co.	796,355
		12,517,583
	Health Care - 6.8%
25,046	Alere, Inc. (a)	799,218
35,250	Centene Corp. (a)	819,563
32,269	Cubist Pharmaceuticals, Inc. (a)	700,560
26,512	Endo Pharmaceuticals Holdings, Inc. (a)	954,697
32,802	Healthspring, Inc. (a)	880,078
22,648	Hill-Rom Holdings, Inc.	896,408
14,504	Humana, Inc. (a)	812,804
		5,863,328
	Industrials - 8.1%
131,673	Cenveo, Inc. (a)	674,166
78,319	Dolan Co. (The) (a)	1,072,970
15,059	Fastenal Co.	805,958
12,570	General Dynamics Corp.	830,751
27,774	Kennametal, Inc.	939,317
11,036	Stericycle, Inc. (a)	815,560
11,115	United Parcel Service, Inc. - Class B	779,495
21,329	WESCO International, Inc. (a)	1,017,820
		6,936,037
	Information Technology - 20.6%
15,001	Akamai Technologies, Inc. (a)	782,902
39,405	Ancestry.com, Inc. (a)	1,126,195
17,641	CACI International, Inc. - Class A (a)	887,872
102,432	Cadence Design Systems, Inc. (a)	805,115
60,733	Dell, Inc. (a)	802,890
30,942	eBay, Inc. (a)	901,340
5,435	First Solar, Inc. (a) (b)	667,690
28,707	FLIR Systems, Inc. (a)	769,491
19,368	Hewlett-Packard Co.	812,100
52,140	Insight Enterprises, Inc. (a)	657,485
140,010	Integrated Device Technology, Inc. (a)	900,264
38,108	International Rectifier Corp. (a)	1,080,743
72,017	Intersil Corp. - Class A	918,217
12,934	Itron, Inc. (a)	734,263
26,569	Juniper Networks, Inc. (a)	903,877
79,311	Micrel, Inc.	981,870
99,583	MIPS Technologies, Inc. (a)	1,353,333
94,218	Motorola, Inc. (a)	721,710
28,873	Tyco Electronics Ltd. (Switzerland)	878,317
65,609	ValueClick, Inc. (a)	1,019,564
		17,705,238
	Materials - 12.2%
10,371	Clearwater Paper Corp. (a)	834,866
11,475	Eastman Chemical Co.	892,870
78,647	Huntsman Corp.	1,216,669
61,982	KapStone Paper and Packaging Corp. (a)	912,375
7,310	Lubrizol Corp.	764,334
72,435	PolyOne Corp. (a)	902,540
15,879	Schnitzer Steel Industries, Inc. - Class A	906,532
13,252	Sigma-Aldrich Corp.	837,791
12,904	Stepan Co.	910,377
40,099	Titanium Metals Corp. (a)	692,510
24,325	Valspar Corp.	803,698
48,351	Worthington Industries, Inc.	774,583
		10,449,145
	Utilities - 7.4%
29,188	DPL, Inc. (a)	739,332
32,548	El Paso Electric Co. (a)	857,314
39,488	Great Plains Energy, Inc.	736,451
21,101	IDACORP, Inc.	766,388
44,202	NiSource, Inc.	739,499
26,577	NorthWestern Corp.	765,683
19,135	OGE Energy Corp.	851,699
16,960	Oneok, Inc.	866,826
		6,323,192
	Total Common Stocks - 95.7%
	(Cost $74,737,235)	82,088,616

	Master Limited Partnerships - 2.9%
	Energy - 2.0%
22,909	DCP Midstream Partners LP	799,524
29,979	Western Gas Partners LP	892,775
		1,692,299
	Financials - 0.9%
89,295	KKR Financial Holdings LLC	785,796

	Total Master Limited Partnerships
	(Cost $2,086,305)	2,478,095

	Tracking Stock (c) - 1.2%
	Consumer Discretionary - 1.2%
64,483	Liberty Media Corp. - Interactive - Class A (a)	996,907
	(Cost $833,865)

	Total Long-Term Investments - 99.8%
	(Cost $77,657,405)	85,563,618

	Investments of Collateral for Securities Loaned (d) - 1.7%
	Money Market Funds - 1.7%
1,427,084	BNY Mellon Securities Lending Overnight Fund, 0.299% (e)
	(Cost $1,427,084)	1,427,084

	Total Investments - 101.5%
	(Cost $79,084,489)	86,990,702
	Liabilities in excess of Other Assets - (1.5%)	(1,272,154)
	Net Assets - 100.0%	$ 85,718,548

LLC -	Limited Liability Company
LP -	Limited Partnership
PLC -	Public Limited Company
REIT -	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at. November 30, 2010
(c)	A tracking stock is a security issued by a parent company to track the performance of a subsidiary, division or line of business.
(d)	At November 30, 2010, the total market value of the Fund's securities on loan was $1,394,308 and the total market value of the collateral by the Fund was $1,427,084.
(e)	Interest rate shown reflects yield as of November 30, 2010.

Securities are classified by sectors that represent broad groupings of related industries.

Country Allocation*
United States	94.2%
Bermuda	3.8%
Switzerland	2.0%

*As a percentage of long-term investments. Subject to change daily.

See previously submitted notes to financial statements for the period ended August 31, 2010.

At November 30, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 79,073,661	$ 10,860,600	$ (2,943,559)	$ 7,917,041

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  There are three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009 however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures approved by the Board of Trustees. The Fund did not have any Level 3 securities at November 30, 2010.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of November 30, 2010.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$82,089	$-	$-	$82,089
Master Limited Partnerships	2,478	-	-	2,478
Tracking Stock	997			997
Money Market Fund	1,427	-	-	1,427
Total	$86,991	$-	$-	$86,991

There were no transfers between Level 1 and Level 2.

XGC | Guggenheim International Small Cap LDRs ETF
Portfolio of Investments
November 30, 2010 (unaudited)

Number of Shares	Description	Value
	Long-Term Investments - 100.0%
	Common Stock - 100.0%
	Argentina - 7.0%
2,636	Banco Macro SA, ADR	$ 131,563
6,452	Grupo Financiero Galicia SA, ADR (a)(b)	99,167
3,668	Pampa Energia SA, ADR (b)	63,750
2,385	Petrobras Argentina SA, ADR	47,390
6,079	Telecom Argentina SA, ADR	147,355
		489,225
	Brazil - 16.8%
6,567	Brasil Telecom SA, ADR (a)	134,886
3,088	Brasil Telecom SA, ADR (a)	25,414
6,137	Braskem SA, ADR	131,761
3,979	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	179,652
7,546	Cia Paranaense de Energia, ADR	188,952
1,621	CPFL Energia SA, ADR	115,107
6,835	Gol Linhas Aereas Inteligentes SA, ADR (b)	110,522
5,808	Tam SA, ADR, ADR	141,309
4,652	Tim Participacoes SA, ADR	149,608
		1,177,211
	British, Virgin Islands - 0.5%
4,298	Renesola Ltd., ADR (a)	35,372

	Cayman Islands - 28.7%
1,394	7 Days Group Holdings Ltd., ADR (a)	33,066
663	Changyou.com Ltd., ADR (a)	19,499
1,761	China Medical Technologies, Inc., ADR (b)	20,128
1,888	CNinsure, Inc., ADR (b)	41,083
3,971	E-House China Holdings Ltd., ADR	55,395
8,786	Focus Media Holding Ltd., ADR (a)	204,977
8,002	Giant Interactive Group, Inc., ADR	55,134
1,759	Home Inns & Hotels Management, Inc., ADR (a)	83,746
9,845	JA Solar Holdings Co. Ltd., ADR (a)	68,226
4,269	LDK Solar Co. Ltd., ADR (a)(b)	42,690
2,687	Longtop Financial Technologies Ltd., ADR (a)	106,298
13,142	Melco Crown Entertainment Ltd., ADR (a)(b)	78,458
5,489	NetEase.com, ADR (a)	209,570
2,187	New Oriental Education & Technology Group, ADR (a)	231,385
2,769	Perfect World Co. Ltd., ADR (a)	65,625
29,184	Semiconductor Manufacturing International Corp., ADR (a)	105,062
5,855	Shanda Games Ltd., ADR (a)	32,788
2,375	Shanda Interactive Entertainment Ltd., ADR (a)(b)	93,884
2,378	Spreadtrum Communications, Inc., ADR (a)	38,880
9,419	Suntech Power Holdings Co. Ltd., ADR (a)(b)	67,252
5,368	Trina Solar Ltd., ADR (a)(b)	119,814
2,486	VanceInfo Technologies, Inc., ADR (a)	93,498
4,289	WuXi PharmaTech Cayman, Inc., ADR (a)	71,841
6,954	Yingli Green Energy Holding Co. Ltd., ADR (a)(b)	68,497
		2,006,796
	Chile- 6.9%
1,220	Banco de Chile, ADR (b)	103,895
1,630	Cia Cervecerias Unidas SA, ADR	91,655
1,409	CorpBanca SA, ADR (b)	125,049
1,091	Embotelladora Andina SA, ADR - Class A	27,002
1,959	Embotelladora Andina SA, ADR - Class B	59,377
1,574	Vina Concha y Toro SA, ADR	76,213
		483,191
	China- 6.6%
3,096	China Eastern Airlines Corp. Ltd., ADR (a)(b)	90,744
2,650	China Southern Airlines Co. Ltd., ADR (a)	94,923
1,434	City Telecom HK Ltd., ADR	21,395
2,154	Guangshen Railway Co. Ltd., ADR (b)	43,338
5,748	Huaneng Power International, Inc., ADR	123,697
1,753	Sinopec Shanghai Petrochemical Co. Ltd., ADR	85,371
		459,468
	Denmark - 0.3%
2,583	Torm A/S, ADR (a)	18,391

	France - 0.5%
5,912	Technicolor, ADR	32,457

	India - 1.1%
2,666	Patni Computer Systems Ltd., ADR	54,973
1,872	Tata Communications Ltd., ADR	22,015
		76,988
	Indonesia - 0.7%
1,694	Indosat Tbk PT, ADR (b)	51,328

	Ireland - 1.2%
4,082	ICON PLC, ADR (a)	82,171

	Israel - 3.8%
4,650	Nice Systems Ltd., ADR (a)	142,476
6,152	Partner Communications Co. Ltd., ADR (b)	127,408
		269,884
	Japan - 4.0%
7,222	Konami Corp., ADR (b)	134,474
2,113	Wacoal Holdings Corp., ADR	143,536
		278,010
	Luxembourg - 1.1%
2,298	Ternium SA, ADR	78,546

	Mexico - 8.8%
2,038	Coca-Cola Femsa SAB de CV, ADR	165,037
2,535	Desarrolladora Homex SAB de CV, ADR (a)(b)	85,303
11,224	Empresas ICA SAB de CV, ADR (a)	117,179
2,648	Gruma SAB de CV, ADR (a)	19,410
1,507	Grupo Aeroportuario del Centro Norte SAB de CV, ADR (b)	22,846
3,588	Grupo Aeroportuario del Pacifico SAB de CV, ADR	136,846
1,353	Grupo Aeroportuario del Sureste SAB de CV, ADR	69,964
		616,585
	Netherlands - 4.3%
3,174	ASM International NV (a)(b)	78,620
1,965	CNH Global NV	81,390
4,520	Crucell NV, ADR (a)	141,521
		301,531
	Russia - 5.1%
6,550	Mechel, ADR	153,794
8,554	Wimm-Bill-Dann Foods OJSC, ADR (b)	201,960
		355,754
	South Africa - 2.6%
35,978	Sappi Ltd., ADR	183,488

	Total Long-Term Investments - 100.0%
	(Cost $6,456,731)	6,996,396

	Investments of Collateral for Securities Loaned (c) - 22.0%
	Money Market Fund - 22.0%
1,543,160	BNY Mellon Securities Lending Overnight Fund, 0.299% (d)
	(Cost $1,543,160)	1,543,160

	Total Investments - 122.0%
	(Cost $7,999,891)	8,539,556
	Liabilities in excess of Other Assets - (22.0%)	(1,540,638)
	Net Assets - 100.0%	$ 6,998,918

ADR - American Depositary Receipt
A/S - Stock Company
NV - Limited Liability Company
OJSC - Open Joint Stock Company
PLC - Public Limited Company
PT - Limited Liability Company
SA - Corporation
SAB de CV – Variable Capital Company

(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at November 30, 2010.
(c) At November 30, 2010, the total market value of the Fund's securities on loan was $1,500,515 and the total market value of the collateral held by the Fund was $1,543,160.
(d) Interest rate shown reflects yield as of November 30, 2010.

Sector*
Information Technology	23.3%
Industrials	13.0%
Consumer Discretionary	12.8%
Telecommunication Services	9.7%
Utilities	9.6%
Consumer Staples	9.2%
Materials	9.0%
Financials	8.0%
Health Care	4.5%
Energy	0.9%

* Subject to change daily. Based on long-term investments.

See previously submitted notes to financial statements for the period ended August 31, 2010.

At November 30, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$8,028,853	$862,179	$(351,476)	$510,703

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g.
discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund adopted the Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose
i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii)
transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after
December 15, 2010.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The
Fund values Level 2 equity securities using various observable market inputs in accordance with procedures approved by the Board of Trustees. The Fund did not have any Level 3 securities at November 30, 2010.

The following table represents the Fund’s investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of
November 30, 2010.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$6,997	$-	$-	$6,997
Money Market Fund	1,543			$1,543
Total	$8,540	$-	$-	$8,540

There were no transfers between Level 1 and Level 2.

CZA I Guggenheim Mid-Cap Core ETF
Portfolio of Investments
November 30, 2010 (unaudited)

Number of Shares	Description	Value
	Long-Term Investments - 100.0%
	Common Stocks - 82.2%
	Consumer Discretionary - 7.5%
7,416	Cablevision Systems Corp. - Class A	$ 234,865
11,022	DISH Network Corp. - Class A (a)	202,695
3,460	Hasbro, Inc.	164,904
2,188	Jarden Corp.	67,172
3,124	Scripps Networks Interactive, Inc. - Class A	159,168
		828,804
	Consumer Staples - 1.7%
3,017	JM Smucker Co. (The)	190,825

	Energy - 1.0%
1,048	NuStar GP Holdings LLC	37,078
3,120	Southern Union Co.	73,663
		110,741
	Financials - 16.0%
1,194	Allied World Assurance Co. Holdings Ltd. (Switzerland)	70,136
1,240	Affiliated Managers Group, Inc. (a)	108,388
2,648	American Financial Group, Inc.	81,479
4,592	Ares Capital Corp.	75,447
2,920	Axis Capital Holdings Ltd. (Bermuda)	103,193
23,153	Chimera Investment Corp. - REIT	92,612
6,590	CNA Financial Corp. (a)	170,154
1,368	Everest Re Group Ltd. (Bermuda)	114,214
258	First Citizens BancShares, Inc. - Class A	44,864
4,651	Fulton Financial Corp.	40,231
2,860	HCC Insurance Holdings, Inc.	80,309
1,952	Mack-Cali Realty Corp. - REIT	61,976
1,856	PartnerRe Ltd. (Bermuda)	143,840
4,104	Piedmont Office Realty Trust, Inc. - Class A - REIT	81,628
4,542	SEI Investments Co.	102,558
1,572	Transatlantic Holdings, Inc.	79,543
8,143	Unum Group	174,993
4,275	Willis Group Holdings PLC (Ireland)	136,073
		1,761,638
	Health Care - 14.2%
6,952	AmerisourceBergen Corp.	214,469
663	Bio-Rad Laboratories, Inc. - Class A (a)	61,891
4,084	Bruker Corp. (a)	62,975
5,524	CareFusion Corp. (a)	126,334
6,848	CIGNA Corp.	252,075
3,744	Coventry Health Care, Inc. (a)	94,798
2,484	DaVita, Inc. (a)	180,587
4,072	Hospira, Inc. (a)	229,091
2,889	PerkinElmer, Inc.	67,314
2,347	Universal Health Services, Inc. - Class B	96,509
2,284	Waters Corp. (a)	175,571
		1,561,614
	Industrials - 16.8%
3,000	AerCap Holdings NV (Netherlands) (a)	38,970
2,547	AMETEK, Inc.	150,706
2,652	Avery Dennison Corp.	99,556
3,060	Babcock & Wilcox Co. (a)	74,327
2,584	BE Aerospace, Inc. (a)	91,732
4,052	Cooper Industries PLC (Ireland)	220,834
1,434	Crane Co.	53,746
4,473	Dover Corp.	245,165
3,028	Equifax, Inc.	104,799
1,328	Flowserve Corp.	140,051
1,482	Hubbell, Inc. - Class B	83,822
3,412	KAR Auction Services, Inc. (a)	41,115
3,829	KBR, Inc.	103,689
976	Regal-Beloit Corp.	59,536
1,427	Snap-On, Inc.	75,531
1,215	Textainer Group Holdings Ltd. (Bermuda)	33,801
1,284	Thomas & Betts Corp. (a)	57,074
3,176	Verisk Analytics, Inc. - Class A (a)	96,138
1,558	WABCO Holdings, Inc. (a)	77,433
		1,848,025
	Information Technology - 8.7%
4,808	Amdocs Ltd. (Guernsey) (a)	125,008
2,826	Arrow Electronics, Inc. (a)	87,634
5,700	Avago Technologies Ltd. (Singapore) (a)	148,827
3,697	Avnet, Inc. (a)	113,313
3,172	Broadridge Financial Solutions, Inc.	65,311
3,788	Fiserv, Inc. (a)	209,476
3,732	Ingram Micro, Inc. - Class A (a)	66,616
3,660	Synopsys, Inc. (a)	94,025
1,012	Syntel, Inc.	48,313
		958,523
	Materials - 7.3%
1,644	Aptargroup, Inc.	75,081
2,308	Ball Corp.	152,051
3,885	Celanese Corp. - Class A	143,745
1,780	FMC Corp.	138,520
1,987	International Flavors & Fragrances, Inc.	104,357
4,164	MeadWestvaco Corp.	103,434
2,506	Sonoco Products Co.	82,097
		799,285
	Telecommunication Services - 2.2%
2,397	Cellcom Israel Ltd. (Israel)	79,940
4,281	NII Holdings, Inc. (a)	165,932
		245,872
	Utilities - 6.8%
1,920	AGL Resources, Inc.	70,522
2,732	Alliant Energy Corp.	99,199
4,362	American Water Works Co., Inc.	106,913
1,764	Energen Corp.	76,857
3,140	SCANA Corp.	127,547
5,338	TECO Energy, Inc.	89,411
2,908	Wisconsin Energy Corp.	175,120
		745,569
	Total Common Stock - 82.2%
	(Cost $8,481,010)	9,050,896

	Exchange-Traded Funds - 0.2%
265	iShares Russell Midcap Index Fund	25,315
	(Cost $25,342)

	Master Limited Partnerships - 15.0%
	Energy - 13.4%
1,518	Alliance Holdings GP LP	69,221
943	Alliance Resource Partners LP (b)	58,466
4,766	Boardwalk Pipeline Partners LP	147,746
1,760	Chesapeake Midstream Partners LP	50,160
1,418	Duncan Energy Partners LP	44,483
3,080	El Paso Pipeline Partners LP (b)	102,010
5,488	Energy Transfer Equity LP	217,105
2,775	Magellan Midstream Partners LP	155,400
1,748	MarkWest Energy Partners LP	73,993
1,872	Natural Resource Partners LP	56,927
2,508	ONEOK Partners LP (b)	198,659
3,339	Plains All American Pipeline LP	205,348
1,139	TC Pipelines LP	52,952
1,132	Teekay LNG Partners LP (Marshall Islands)	41,137
		1,473,607
	Financials - 0.5%
2,449	AllianceBernstein Holding LP (b)	56,229

	Utilities - 1.1%
1,408	Amerigas Partners LP	66,655
884	Suburban Propane Partners LP	48,284
		114,939

	Total Master Limited Partnerships - 15.0%
	(Cost $1,492,428)	1,644,775

	Tracking Stocks (c) - 2.6%
	Consumer Discretionary - 2.6%
13,349	Liberty Media Corp. - Interactive (a)	206,375
1,236	Liberty Media Corp. - Starz (a)	77,676
	(Cost $265,864)	284,051

	Total Long-Term Investments - 100.0%
	(Cost $10,264,644)	11,005,037

	Investments of Collateral for Securities Loaned (d ) - 3.3%
	Money Market Fund - 3.3%
365,659	BNY Mellon Securities Lending Overnight Fund, 0.299% (e)
	(Cost $365,659)	365,659

	Total Investments - 103.3%
	(Cost $10,630,303)	11,370,696
	Liabilities in excess of Other Assets - (3.3%)	(364,765)
	Net Assets - 100.0%	$ 11,005,931

LLC - Limited Liability Company
LP - Limited Partnership
NV - Publicly Traded Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at November 30, 2010.
(c) A tracking stock is a security issued by a parent company to track the performance of a subsidiary, division or line of business.
(d) At November 30, 2010, the total market value of the Fund's securities on loan was $357,026 and the total market value of the collateral held by the Fund was $365,659.
(e) Interest rate shown reflects yield as of November 30, 2010.

Securities are classified by sectors that represent broad groupings of related industries.

Country Allocation*
United States	88.6%
Bermuda	3.6%
Ireland	3.2%
Singapore	1.4%
Guernsey	1.1%
Israel	0.7%
Switzerland	0.6%
Marshall Islands	0.4%
Netherlands	0.4%

* Subject to change daily. Based on long-term investments.

See previously submitted notes to financial statements for the period ended August 31, 2010.

At November 30, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
10,627,757	$ 812,652	$ (69,713)	$ 742,939

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g.
discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund adopted the Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose
i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii)
transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after
December 15, 2010.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The
Fund values Level 2 equity securities using various observable market inputs in accordance with procedures approved by the Board of Trustees. The Fund did not have any Level 3 securities at November 30, 2010.

The following table represents the Fund’s investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of
November 30, 2010.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$9,051	$-	$-	$9,051
Exchange-Traded Funds	25			25
Master Limited Partnerships	1,645	-	-	1,645
Money Market Fund	366			366
Tracking Stocks	284			284
Total	$11,371	$-	$-	$11,371

There were no transfers between Level 1 and Level 2.

CVY l Guggenheim Multi-Asset Income ETF
Portfolio of Investments
November 30, 2010 (unaudited)

Number of Shares	Description	Value

	Common Stocks - 71.9%
	Consumer Discretionary - 2.9%
47,489	Cato Corp. - Class A	$ 1,355,811
57,267	Hillenbrand, Inc.	1,105,826
155,953	Mattel, Inc.	4,029,825
68,585	National CineMedia, Inc.	1,279,796
30,903	VF Corp.	2,561,241
		10,332,499
	Consumer Staples - 10.1%
146,656	Altria Group, Inc.	3,519,744
14,693	British American Tobacco PLC, ADR (United Kingdom)	1,071,120
33,671	Clorox Co.	2,081,205
58,539	Coca-Cola Co.	3,697,909
100,958	ConAgra Foods, Inc.	2,168,578
90,528	General Mills, Inc.	3,198,354
70,792	HJ Heinz Co.	3,417,130
50,824	Kimberly-Clark Corp.	3,145,497
43,067	Lorillard, Inc.	3,427,272
54,862	Procter & Gamble Co.	3,350,422
224,506	SUPERVALU, Inc.	2,029,534
112,943	Unilever PLC, ADR (United Kingdom)	3,157,886
30,564	Universal Corp.	1,250,373
		35,515,024
	Energy - 8.9%
60,906	Chevron Corp.	4,931,559
86,150	ConocoPhillips	5,183,645
60,527	Enbridge, Inc. (Canada)	3,370,749
63,187	ENI SpA, ADR (Italy)	2,547,700
148,138	Marathon Oil Corp.	4,958,179
127,567	Nordic American Tanker Shipping (Bermuda) (a)	3,300,158
61,707	Royal Dutch Shell PLC, ADR (United Kingdom)	3,743,764
70,167	Total SA, ADR (France)	3,422,044
		31,457,798
	Financials - 17.4%
94,190	American Capital Agency Corp. - REIT	2,761,651
283,567	Banco Santander SA (Spain) (a)	2,727,915
48,865	Bank of Hawaii Corp.	2,115,855
45,294	Bank of Nova Scotia (Canada)	2,353,023
100,903	BlackRock Kelso Capital Corp.	1,131,123
268,307	CBL & Associates Properties, Inc.	4,427,065
832,911	Chimera Investment Corp. - REIT	3,331,644
67,180	CommonWealth REIT	1,681,515
48,263	Community Bank System, Inc.	1,162,173
42,527	Cullen/Frost Bankers, Inc.	2,276,896
41,947	Entertainment Properties Trust - REIT	1,942,146
150,211	Fidelity National Financial, Inc.	2,027,849
110,529	Fifth Street Finance Corp.	1,274,399
36,074	Government Properties Income Trust	925,298
75,252	Hatteras Financial Corp. - REIT	2,331,307
149,057	Hospitality Properties Trust - REIT	3,297,141
132,538	Lexington Realty Trust - REIT	1,040,423
107,786	Liberty Property Trust - REIT	3,378,013
92,002	Marsh & McLennan Cos., Inc.	2,307,410
115,241	Medical Properties Trust, Inc.	1,207,726
444,143	MFA Financial, Inc.	3,619,765
86,547	National Retail Properties, Inc.	2,251,087
78,579	NYSE Euronext	2,146,778
115,732	Omega Healthcare Investors, Inc. - REIT	2,443,103
72,798	Redwood Trust, Inc. - REIT	1,006,796
45,645	Royal Bank of Canada (Canada)	2,446,116
46,509	Sun Life Financial, Inc. (Canada)	1,254,813
32,327	Toronto-Dominion Bank (Canada)	2,353,082
		61,222,112
	Health Care - 5.0%
66,337	Abbott Laboratories	3,085,334
97,534	Eli Lilly & Co.	3,282,994
87,519	GlaxoSmithKline PLC, ADR ( United Kingdom)	3,350,227
93,099	Merck & Co., Inc.	3,209,123
59,616	Meridian Bioscience, Inc.	1,324,668
205,479	Pfizer, Inc.	3,347,253
		17,599,599
	Industrials - 6.7%
65,132	Deluxe Corp.	1,380,147
47,113	Eaton Corp.	4,541,693
15,252	Grupo Aeroportuario del Pacifico SAB de CV, ADR (Mexico)	581,711
78,698	Healthcare Services Group, Inc.	1,253,659
24,222	Hubbell, Inc. - Class B	1,369,996
47,087	Lockheed Martin Corp.	3,203,800
60,482	Northrop Grumman Corp.	3,730,530
74,528	Raytheon Co.	3,446,920
51,118	TAL International Group, Inc.	1,448,173
42,449	Watsco, Inc.	2,558,401
		23,515,030
	Information Technology - 3.0%
127,312	Earthlink, Inc.	1,141,352
184,729	Intel Corp.	3,901,477
116,864	KLA-Tencor Corp.	4,285,403
221,047	United Online, Inc.	1,406,964
		10,735,196
	Materials - 3.6%
59,977	A Schulman, Inc.	1,214,534
80,286	EI du Pont de Nemours & Co.	3,772,639
54,494	Koppers Holdings, Inc.	1,558,528
106,533	PH Glatfelter Co. (a)	1,325,271
33,147	PPG Industries, Inc.	2,584,140
69,388	Sonoco Products Co.	2,273,151
		12,728,263
	Telecommunication Services - 3.6%
65,520	Chunghwa Telecom Co. Ltd., ADR (Taiwan)	1,579,687
80,037	France Telecom SA, ADR (France) (a)	1,633,555
49,218	Telefonica SA, ADR (Spain)	3,149,952
111,362	Telefonos de Mexico SAB de CV, ADR (Mexico)	1,781,792
27,724	TELUS Corp. (Canada)	1,207,103
135,370	Vodafone Group PLC, ADR (United Kingdom)	3,392,373
		12,744,462
	Utilities - 10.7%
52,219	Avista Corp.	1,115,920
77,027	Cleco Corp.	2,336,229
124,551	CMS Energy Corp.	2,238,181
74,316	Constellation Energy Group, Inc.	2,107,602
11,786	CPFL Energia SA, ADR (Brazil)	836,924
64,661	Edison International	2,388,577
35,450	Enersis SA, ADR (Chile)	843,356
41,514	Entergy Corp.	2,957,457
31,088	IDACORP, Inc.	1,129,116
29,292	New Jersey Resources Corp.	1,262,778
40,617	NextEra Energy, Inc.	2,056,033
51,537	Nicor, Inc.	2,228,975
170,485	NV Energy, Inc.	2,333,940
50,851	Oneok, Inc.	2,598,995
46,671	PG&E Corp.	2,190,270
102,423	Public Service Enterprise Group, Inc.	3,157,701
89,215	Southern Co.	3,365,190
34,647	Southwest Gas Corp.	1,213,684
33,501	Unisource Energy Corp.	1,178,230
		37,539,158
	Total Common Stocks - 71.9%
	(Cost $243,881,434)	253,389,141

	Master Limited Partnerships - 10.3%
	Energy - 10.0%
62,665	El Paso Pipeline Partners LP (a)	2,075,465
55,176	Enbridge Energy Partners LP (a)	3,357,460
69,671	Energy Transfer Equity LP	2,756,185
65,779	Energy Transfer Partners LP	3,333,022
37,927	Kinder Morgan Energy Partners LP (a)	2,671,957
165,500	Linn Energy LLC (a)	6,007,650
48,213	Magellan Midstream Partners LP	2,699,928
87,664	MarkWest Energy Partners LP (a)	3,710,817
50,800	NuStar Energy LP (a)	3,426,460
40,429	Plains All American Pipeline LP (a)	2,486,383
58,401	Williams Partners LP (a)	2,747,767
		35,273,094
	Financials - 0.3%
140,077	KKR Financial Holdings LLC (a)	1,232,678

	Total Master Limited Partnerships
	(Cost $30,535,572)	36,505,772

	Closed-End Funds - 9.2%
225,000	AllianceBernstein Global High Income Fund, Inc. (a)	3,312,000
428,652	AllianceBernstein Income Fund	3,510,660
51,432	BlackRock California Municipal Income Trust	693,303
185,971	Blackrock Credit Allocation Income Trust IV	2,371,130
73,714	BlackRock Income Opportunity Trust, Inc.	745,249
119,104	Clough Global Opportunities Fund	1,548,352
54,252	Eaton Vance Short Duration Diversified Income Fund (a)	957,005
64,874	First Trust Aberdeen Global Opportunity Income Fund (a)	1,109,345
82,587	Franklin Templeton Limited Duration Income Trust (a)	1,106,666
393,342	ING Prime Rate Trust (a)	2,269,583
69,784	John Hancock Preferred Income Fund	1,334,968
57,211	John Hancock Preferred Income Fund II (a)	1,088,725
101,047	John Hancock Premium Dividend Fund	1,161,030
139,214	MFS Charter Income Trust (a)	1,323,925
192,741	MFS Multimarket Income Trust	1,337,623
101,214	Nuveen Performance Plus Municipal Fund	1,495,943
145,677	Nuveen Premium Income Municipal Fund 2	2,039,478
114,476	Wells Fargo Advantage Multi-Sector Income Fund (a)	1,831,616
125,617	Western Asset Emerging Markets Debt Fund, Inc. (a)	2,364,112
71,120	Western Asset Emerging Markets Income Fund, Inc.	970,077
	(Cost $32,600,277)	32,570,790

	Preferred Stocks - 4.8%
	Financials - 4.8%

118,579	Bank of America Corp., 8.20%, 05/01/13 (a)	2,949,060
103,325	Bank of America Corp., Ser. MER, 8.625%, 05/28/13	2,590,358
100,057	Barclays Bank PLC, Ser. 5, 8.125%, 06/15/13 (United Kingdom) (a)	2,581,471
87,675	Deutsche Bank Contingent Capital Trust III, 7.60%, 02/20/18 (a)	2,242,726
80,756	Deutsche Bank Contingent Capital Trust V, 8.05%, 06/30/18	2,123,075
92,701	ING Groep NV, 8.50%, 09/15/13 (Netherlands)	2,300,839
80,340	Wells Fargo & Co., Ser. J, 8.00%, 12/15/17 (a)	2,147,488
	(Cost $16,438,515)	16,935,017

	Convertible Preferred Stocks - 0.7%
	Financials - 0.7%
2,492	Wells Fargo & Co., Ser. L, 7.50% (b)
	(Cost $2,362,136)	2,459,604

	Income Trusts - 2.5%
	Energy - 2.5%
371,201	Pengrowth Energy Trust (Canada) (a)	4,784,781
191,728	Penn West Energy Trust (Canada) (a)	4,148,994
	(Cost $7,190,568)	8,933,775

	Total Long-Term Investments - 99.4%
	(Cost $333,008,502)	350,794,099

	Investments of Collateral for Securities Loaned (c) - 10.7%
	Money Market Fund - 10.7%
37,609,445	BNY Mellon Securities Lending Overnight Fund, 0.299% (d)
	(Cost $37,609,445)	37,609,445

	Total Investments - 110.1%
	(Cost $370,617,947)	388,403,544
	Liabilities in excess of Other Assets - (10.1%)	(35,790,620)
	Net Assets - 100.0%	$ 352,612,924

ADR -	American Depositary Receipt
LLC -	Limited Liability Company
LP -	Limited Partnership
NV -	Publicly Traded Company
PLC -	Public Limited Company
REIT -	Real Estate Investment Trust
SA -	Corporation
SAB de CV -	Variable Capital Company
SpA	Limited Share Company

(a)	Security, or portion thereof, was on loan at November 30, 2010.
(b)	Perpetual maturity.
(c)	At November 30, 2010, the total market value of the Fund's securities on loan was $36,650,542 and the total market
	value of the collateral held by the Fund was $37,609,445.
(d)	Interest rate shown reflects yield as of November 30, 2010.

Securities are classified by sectors that represent broad groupings of related industries.

	Country Allocation*
	United States	81.8%
	Canada	6.3%
	United Kingdom	4.9%
	Spain	1.7%
	France	1.4%
	Bermuda	0.9%
	Italy	0.7%
	Mexico	0.7%
	Netherlands	0.7%
	Taiwan	0.5%
	Chile	0.2%
	Brazil	0.2%

	* Subject to change daily. Based on long-term investments.

See previously submitted notes to financial statements for the period ended August 31, 2010.

At November 30, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$370,841,684	$23,226,924	$(5,665,065)	$17,561,859

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs
(e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund adopted the Accounting Standard Update, Fair Value Measurements and Disclosures
(Topic 820):Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e.
transfers out must be disclosed separately from transfers in) as well as the reasons(s) for the transfer and
iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009 however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

The Fund values Level 1 securities using readily available market quotations in active markets. The
Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable inputs in accordance with procedures approved by the Board of Trustees. The Fund did not have any
Level 3 securities at November 30, 2010.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of November 30, 2010.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$253,389	$-	$-	253,389
Master Limited Partnerships	36,506	-	-	36,506
Closed End Funds	32,571	-	-	32,571
Preferred Stocks	16,935	-	-	16,935
Convertible Preferred Stocks	2,460	-	-	2,460
Income Trusts	8,934	-	-	8,934
Money Market Fund	37,609	-	-	37,609
Total	$388,404	$-	$-	$388,404

There were no transfers between Level 1 and Level 2.

OTR | Guggenheim Ocean Tomo Growth Index ETF
Portfolio of Investments
November 30, 2010 (unaudited)

Number of Shares	Description	Value
	Long-Term Investments - 99.8%
	Common Stocks - 99.7%
	Consumer Discretionary - 16.9%
2,377	Amazon.com, Inc. (a)	$ 416,926
345	Bally Technologies, Inc. (a)	13,514
5,541	DIRECTV - Class A (a)	230,118
898	Gentex Corp.	18,849
1,914	International Game Technology	29,629
334	NetFlix, Inc. (a)	68,771
309	priceline.com, Inc. (a)	121,761
		899,568
	Consumer Staples - 1.0%
888	Clorox Co.	54,887

	Health Care - 24.1%
489	Align Technology, Inc. (a)	8,553
922	Amylin Pharmaceuticals, Inc. (a)	11,815
603	AVANIR Pharmaceuticals, Inc. - Class A (a)	2,581
1,058	Bruker Corp. (a)	16,314
2,937	Celgene Corp. (a)	174,399
924	Dendreon Corp. (a)	33,024
632	Dyax Corp. (a)	1,428
725	Edwards Lifesciences Corp. (a)	48,111
3,756	Elan Corp. PLC, ADR (Ireland) (a)	19,343
654	Geron Corp. (a) (b)	3,747
5,361	Gilead Sciences, Inc. (a)	195,677
13,753	GlaxoSmithKline PLC, ADR (United Kingdom)	526,465
1,208	Human Genome Sciences, Inc. (a)	29,632
798	Illumina, Inc. (a)	47,976
251	Intuitive Surgical, Inc. (a)	65,333
637	Isis Pharmaceuticals, Inc. (a)	6,010
482	Sequenom, Inc. (a)	3,311
1,296	Vertex Pharmaceuticals, Inc. (a)	42,936
521	Vivus, Inc. (a)	3,387
591	Waters Corp. (a)	45,430
136	XOMA Ltd. (Bermuda) (a)	324
		1,285,796
	Industrials - 12.4%
3,766	Boeing Co. (The)	240,158
2,709	Deere & Co.	202,362
725	FuelCell Energy, Inc. (a)	819
2,302	Lockheed Martin Corp.	156,628
907	Rockwell Automation, Inc.	59,971
		659,938
	Information Technology - 42.8%
400	Acme Packet, Inc. (a)	19,592
4,330	Advanced Micro Devices, Inc. (a)	31,566
1,998	Altera Corp.	70,110
427	Applied Micro Circuits Corp. (a)	3,963
580	Ariba, Inc. (a)	11,736
1,537	Avago Technologies Ltd. (Singapore) (a)	40,131
1,709	Cadence Design Systems, Inc. (a)	13,433
444	Cirrus Logic, Inc. (a) (b)	6,780
277	CommVault Systems, Inc. (a)	8,069
522	Conexant Systems, Inc. (a) (b)	710
12,431	Dell, Inc. (a)	164,338
491	Finisar Corp. (a)	9,388
5,219	International Business Machines Corp.	738,280
28,333	Microsoft Corp.	714,275
1,538	National Semiconductor Corp.	20,532
2,282	NetApp, Inc. (a)	116,222
719	Rambus, Inc. (a)	14,387
3,353	Research In Motion Ltd. (Canada) (a)	207,383
1,634	Tower Semiconductor Ltd. (Israel) (a)	2,271
480	Varian Semiconductor Equipment Associates, Inc. (a)	15,134
173	Volterra Semiconductor Corp. (a)	3,896
4,219	Western Union Co. (The)	74,423
		2,286,619
	Materials - 2.3%
1,491	Ecolab, Inc.	71,285
513	International Flavors & Fragrances, Inc.	26,943
888	Nalco Holding Co.	26,125
		124,353
	Telecommunication Services - 0.2%
10,686	Level 3 Communications, Inc. (a)	10,686

	Total Common Stock - 99.7%
	(Cost - $5,310,536)	5,321,847

	Exchange-Traded Funds - 0.1%
130	iShares S&P 500 Growth Index Fund
	(Cost $8,373)	8,130

	Total Long-Term Investments - 99.8%
	(Cost $5,318,909)	5,329,977

	Investments of Collateral for Securities Loaned (c) - 0.2%
	Money Market Funds - 0.2%
11,205	BNY Mellon Securities Lending Overnight Fund, 0.299% (d)	11,205
	(Cost $11,205)

	Total Investments - 100.0%
	(Cost - $5,330,114)	5,341,182
	Liabilities in excess of Other Assets - (0.0%)	(2,284)
	Net Assets - 100.0%	$ 5,338,898

ADR - American Depositary Receipt
PLC - Public Limited Company

(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at November 30, 2010.
(c) At November 30, 2010, the total market value of the Fund's securities on loan was $10,709 and the total market value of the collateral held by the Fund was $11,205.
(d) Interest rate shown reflects yield as of November 30, 2010.

Securities are classified by sectors that represent broad groupings of related industries.

Country Allocation*
United States	85.1%
United Kingdom	9.9%
Canada	3.9%
Singapore	0.7%
Ireland	0.4%
Israel	0.0%	**
Bermuda	0.0%	**

* Subject to change daily. Based on long-term investments.
** Represents less than 0.1%.

See previously submitted notes to financial statements for the period ended August 31, 2010.

At November 30, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 5,330,114	$ 280,898	$ (269,830)	$ 11,068

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g.
discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund adopted the Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose
i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii)
transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after
December 15, 2010.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The
Fund values Level 2 equity securities using various observable market inputs in accordance with procedures approved by the Board of Trustees. The Fund did not have any Level 3 securities at November 30, 2010.

The following table represents the Fund’s investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of
November 30, 2010.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$5,322	$-	$-	$5,322
Exchange-Traded Funds	8	-	-	8
Money Market Fund	11	-	-	11
Total	$5,341	$-	$-	$5,341

There were no transfers between Level 1 and Level 2.

OTP I Guggenheim Ocean Tomo Patent ETF
Portfolio of Investments
November 30, 2010 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.8%
	Consumer Discretionary - 11.8%
1,807	Amazon.com, Inc. (a)	$ 316,948
288	American Axle & Manufacturing Holdings, Inc. (a)	3,093
358	Autoliv, Inc. (Sweden)	26,284
216	Bally Technologies, Inc. (a)	8,461
11,303	Comcast Corp. - Class A	226,060
3,491	DIRECTV - Class A (a)	144,981
1,725	Discovery Communications, Inc. - Class A (a)	70,346
308	Exide Technologies (a)	2,519
616	Fortune Brands, Inc.	36,399
787	Garmin, Ltd. (Switzerland) (b)	22,792
566	Gentex Corp.	11,880
280	Harman International Industries, Inc. (a)	12,205
1,204	International Game Technology	18,638
370	Jarden Corp.	11,359
208	La-Z-Boy, Inc. (a)	1,566
211	NetFlix, Inc. (a)	43,445
1,145	Newell Rubbermaid, Inc.	19,202
194	priceline.com, Inc. (a)	76,446
1,548	Pulte Group, Inc. (a)	9,691
764	Quantum Fuel Systems Technologies Worldwide, Inc. (a) (b)	396
661	Quiksilver, Inc. (a)	2,842
368	Scientific Games Corp. - Class A (a)	2,962
448	Sears Holdings Corp. (a) (b)	29,344
4,045	Sony Corp. - ADR (Japan)	143,517
668	Stanley Black & Decker, Inc.	39,766
240	Tenneco, Inc. (a)	8,750
3,350	Thomson Reuters Corp. (Canada)	121,806
4,528	Time Warner, Inc.	133,531
6,942	Toyota Motor Corp. - ADR (Japan) (b)	539,324
486	TRW Automotive Holdings Corp. (a)	23,080
308	Whirlpool Corp.	22,484
		2,130,117
	Consumer Staples - 1.1%
2,581	Archer-Daniels-Midland Co.	74,823
569	Bunge Ltd. (Bermuda)	34,607
181	Chiquita Brands International, Inc. (a)	2,024
561	Clorox Co.	34,675
1,508	Safeway, Inc.	34,669
671	Smithfield Foods, Inc. (a)	11,816
		192,614
	Energy - 9.5%
1,736	Baker Hughes, Inc.	90,550
5,973	ConocoPhillips	359,395
327	Dresser-Rand Group, Inc. (a)	12,403
465	Global Industries Ltd. (a)	2,897
1,327	Hess Corp.	92,956
571	Key Energy Services, Inc. (a)	5,881
2,868	Marathon Oil Corp.	95,992
1,152	Nabors Industries Ltd. (Bermuda) (a)	25,448
1,687	National Oilwell Varco, Inc.	103,396
124	Overseas Shipholding Group, Inc.	4,336
12,569	Royal Dutch Shell PLC - ADR (United Kingdom)	762,561
320	Superior Energy Services, Inc. (a)	10,685
1,288	Transocean Ltd. (Switzerland) (a)	86,335
463	USEC, Inc. (a)	2,755
2,996	Weatherford International, Ltd. (Switzerland) (a)	61,148
		1,716,738
	Financials - 3.0%
116,689	Citigroup, Inc. (a)	490,094
892	E*Trade Financial Corp. (a)	13,157
1,977	Genworth Financial, Inc. - Class A (a)	23,052
172	Investment Technology Group, Inc. (a)	2,528
820	NASDAQ OMX Group, Inc. (a)	17,597
		546,428
	Health Care - 15.6%
288	Affymetrix, Inc. (a)	1,198
343	Alere, Inc. (a)	10,945
308	Align Technology, Inc. (a)	5,387
1,242	Allergan, Inc.	82,307
307	American Medical Systems Holdings, Inc. (a)	5,505
3,861	Amgen, Inc. (a)	203,436
580	Amylin Pharmaceuticals, Inc. (a)	7,433
380	AVANIR Pharmaceuticals, Inc. - Class A (a)	1,626
6,130	Boston Scientific Corp. (a)	39,355
666	Bruker Corp. (a)	10,270
1,408	Cardinal Health, Inc.	50,097
898	CareFusion Corp. (a)	20,537
1,850	Celgene Corp. (a)	109,853
306	Cephalon, Inc. (a)	19,428
2,019	Covidien PLC (Ireland)	84,939
376	CR Bard, Inc.	31,904
441	CytRx Corp. (a)	459
581	Dendreon Corp. (a)	20,765
398	Dyax Corp. (a)	899
458	Edwards Lifesciences Corp. (a)	30,393
2,364	Elan Corp. PLC - ADR (Ireland) (a)	12,175
466	Endo Pharmaceuticals Holdings, Inc. (a)	16,781
245	Enzon Pharmaceuticals, Inc. (a)	2,724
439	Exelixis, Inc. (a)	2,542
412	Geron Corp. (a) (b)	2,361
3,377	Gilead Sciences, Inc. (a)	123,261
10,459	GlaxoSmithKline PLC - ADR (United Kingdom)	400,371
1,046	Hologic, Inc. (a)	17,154
760	Human Genome Sciences, Inc. (a)	18,643
502	Illumina, Inc. (a)	30,180
493	Incyte Corp Ltd. (a)	7,153
526	Insmed, Inc. (a)	379
158	Intuitive Surgical, Inc. (a)	41,126
400	Isis Pharmaceuticals, Inc. (a)	3,774
289	Kinetic Concepts, Inc. (a)	11,476
200	KV Pharmaceutical Co. - Class A (a)	480
1,364	Lexicon Pharmaceuticals, Inc. (a)	1,855
742	Life Technologies Corp. (a)	36,955
4,349	Medtronic, Inc.	145,822
252	Onyx Pharmaceuticals, Inc. (a)	7,421
312	Orthovita, Inc. (a)	621
475	PerkinElmer, Inc.	11,068
32,373	Pfizer, Inc.	527,356
10,560	Sanofi-Aventis SA - ADR (France)	322,291
304	Sequenom, Inc. (a)	2,088
1,322	St. Jude Medical, Inc. (a)	51,148
1,604	Stryker Corp.	80,344
1,072	Sunesis Pharmaceuticals, Inc. (a) (b)	422
1,645	Thermo Fisher Scientific, Inc. (a)	83,665
819	Vertex Pharmaceuticals, Inc. (a)	27,134
316	Viropharma, Inc. (a)	4,882
328	Vivus, Inc. (a)	2,132
374	Waters Corp. (a)	28,749
506	Watson Pharmaceuticals, Inc. (a)	24,662
124	XenoPort, Inc. (a)	961
88	XOMA Ltd. (Bermuda) (a)	209
813	Zimmer Holdings, Inc. (a)	40,048
		2,827,149
	Industrials - 15.5%
2,873	3M Co.	241,275
274	Actuant Corp. - Class A	6,475
378	AGCO Corp. (a)	17,063
1,346	AMR Corp. (a)	11,522
379	ArvinMeritor, Inc. (a)	6,765
445	Avery Dennison Corp.	16,705
2,954	Boeing Co.	188,377
2,633	Danaher Corp.	113,877
1,708	Deere & Co.	127,588
675	Eaton Corp.	65,070
3,030	Emerson Electric Co.	166,862
456	FuelCell Energy, Inc. (a)	515
43,058	General Electric Co.	681,608
3,142	Honeywell International, Inc.	156,189
2,028	Illinois Tool Works, Inc.	96,594
1,305	Ingersoll-Rand PLC (Ireland)	53,505
1,188	JetBlue Airways Corp. (a)	8,067
333	Kennametal, Inc.	11,262
462	L-3 Communications Holdings, Inc.	32,492
1,454	Lockheed Martin Corp.	98,930
532	Manitowoc Co., Inc.	5,841
1,451	Masco Corp.	15,830
1,189	Northrop Grumman Corp.	73,338
504	Owens Corning (a)	13,260
467	Pall Corp.	21,141
1,513	Raytheon Co.	69,976
573	Rockwell Automation, Inc.	37,887
833	RR Donnelley & Sons Co.	13,128
340	Shaw Group, Inc. (a)	10,897
3,681	Siemens AG - ADR (Germany)	404,174
1,107	Textron, Inc.	24,753
324	Trinity Industries, Inc.	7,420
404	USG Corp. (a)	5,127
		2,803,513
	Information Technology - 35.4%
252	Acme Packet, Inc. (a)	12,343
2,055	Adobe Systems, Inc. (a)	56,985
2,727	Advanced Micro Devices, Inc. (a)	19,880
1,401	Agilent Technologies, Inc. (a)	49,063
735	Akamai Technologies, Inc. (a)	38,360
9,365	Alcatel-Lucent - ADR (France) (a)	25,660
1,264	Altera Corp.	44,354
831	Amdocs Ltd. (Channel Islands) (a)	21,606
743	Amkor Technology, Inc. (a)	5,171
1,203	Analog Devices, Inc.	42,779
431	AOL, Inc. (a)	10,422
5,398	Applied Materials, Inc.	67,097
269	Applied Micro Circuits Corp. (a)	2,496
365	Ariba, Inc. (a)	7,386
508	Arris Group, Inc. (a)	5,085
289	Atheros Communications, Inc. (a)	9,410
919	Autodesk, Inc. (a)	32,432
967	Avago Technologies Ltd. (Singapore)	25,248
423	Axcelis Technologies, Inc. (a)	1,049
2,028	Broadcom Corp. - Class A	90,226
1,832	Brocade Communications Systems, Inc. (a)	9,123
2,067	CA, Inc.	47,314
1,075	Cadence Design Systems, Inc. (a)	8,450
279	Cirrus Logic, Inc. (a) (b)	4,260
384	CommScope, Inc. (a)	12,138
174	CommVault Systems, Inc. (a)	5,069
624	Computer Sciences Corp.	27,849
328	Conexant Systems, Inc. (a) (b)	446
501	Convergys Corp. (a)	6,458
439	Cree, Inc. (a)	28,614
648	Cypress Semiconductor Corp. (a)	10,154
7,831	Dell, Inc. (a)	103,526
5,250	eBay, Inc. (a)	152,933
8,271	EMC Corp. (a)	177,744
329	Emulex Corp. (a)	3,724
196	Energy Conversion Devices, Inc. (a) (b)	880
532	Entegris, Inc. (a)	3,458
852	Evergreen Solar, Inc. (a) (b)	663
503	Fairchild Semiconductor International, Inc. (a)	7,067
1,211	Fidelity National Information Services, Inc.	32,576
308	Finisar Corp. (a)	5,889
607	Fiserv, Inc. (a)	33,567
203	Formfactor, Inc. (a)	1,884
155	FSI International, Inc. (a)	547
521	Harris Corp.	23,049
9,132	Hewlett-Packard Co.	382,905
424	IAC/InterActive Corp. (a)	11,940
404	Infinera Corp. (a)	3,297
642	Integrated Device Technology, Inc. (a)	4,128
22,425	Intel Corp.	473,616
5,003	International Business Machines Corp.	707,724
500	Intersil Corp. - Class A	6,375
914	JDS Uniphase Corp. (a)	10,849
2,100	Juniper Networks, Inc. (a)	71,442
675	KLA-Tencor Corp.	24,752
284	Kulicke & Soffa Industries, Inc. (a)	1,883
496	Lam Research Corp. (a)	22,484
472	Lattice Semiconductor Corp. (a)	2,100
318	Lexmark International, Inc. - Class A (a)	11,524
2,893	LG Display Co. Ltd. - ADR (South Korea)	49,297
2,593	LSI Corp. (a)	14,884
2,628	Marvell Technology Group, Ltd. (Bermuda) (a)	50,694
920	MEMC Electronic Materials, Inc. (a)	10,644
444	Mentor Graphics Corp. (a)	4,993
752	Microchip Technology, Inc. (b)	25,275
4,024	Micron Technology, Inc. (a)	29,214
337	Microsemi Corp. (a)	7,461
34,851	Microsoft Corp.	878,594
705	Molex, Inc.	14,664
9,429	Motorola, Inc. (a)	72,226
968	National Semiconductor Corp.	12,923
648	NCR Corp. (a)	9,325
1,444	NetApp, Inc. (a)	73,543
257	Netlogic Microsystems, Inc. (a)	8,018
15,083	Nokia OYJ - ADR (Finland)	139,216
1,420	Novell, Inc. (a)	8,463
373	Novellus Systems, Inc. (a)	11,246
1,187	Nuance Communications, Inc. (a)	20,980
2,319	Nvidia Corp. (a)	31,538
220	Omnivision Technologies, Inc. (a)	6,224
1,744	ON Semiconductor Corp. (a)	14,222
20,246	Oracle Corp.	547,452
930	PMC - Sierra, Inc. (a)	6,743
345	Polycom, Inc. (a)	12,767
6,466	Qualcomm, Inc.	302,221
880	Quantum Corp. (a)	3,194
364	Quest Software, Inc. (a)	9,209
452	Rambus, Inc. (a)	9,045
2,112	Research In Motion Ltd. (Canada) (a)	130,627
1,104	RF Micro Devices, Inc. (a)	7,739
419	Rovi Corp. (a)	23,116
1,503	SAIC, Inc. (a)	23,026
943	SanDisk Corp. (a)	42,058
322	Sanmina-SCI Corp. (a)	3,365
1,909	Seagate Technology PLC (Ireland) (a)	25,600
252	Semtech Corp. (a)	5,894
182	Silicon Laboratories, Inc. (a)	7,731
723	Skyworks Solutions, Inc. (a)	18,400
252	SMART Modular Technologies WWH, Inc. (Cayman Islands) (a)	1,411
1,112	Sonus Networks, Inc. (a)	2,980
396	SunPower Corp. - Class A (a) (b)	4,617
3,191	Symantec Corp. (a)	53,609
599	Synopsys, Inc. (a)	15,388
276	Tekelec (a)	3,409
13,184	Telefonaktiebolaget LM Ericsson, ADR (Sweden)	136,059
1,541	Tellabs, Inc.	9,724
732	Teradyne, Inc. (a)	8,682
4,814	Texas Instruments, Inc.	153,085
1,028	Tower Semiconductor Ltd. (Israel) (a)	1,429
172	Unisys Corp. (a)	3,889
10,497	United Microelectronics Corp. - ADR (Taiwan)	29,916
352	United Online, Inc.	2,241
301	Varian Semiconductor Equipment Associates, Inc. (a)	9,491
645	Vishay Intertechnology, Inc. (a)	9,198
108	Volterra Semiconductor Corp. (a)	2,432
930	Western Digital Corp. (a)	31,155
2,668	Western Union Co.	47,064
5,590	Xerox Corp.	64,061
1,047	Xilinx, Inc.	28,395
5,448	Yahoo!, Inc. (a)	85,915
		6,385,434
	Materials - 3.6%
369	Albemarle Corp.	19,959
4,129	Alcoa, Inc.	54,172
318	Ashland, Inc.	16,180
342	Boise, Inc.	2,514
4,671	Dow Chemical Co.	145,642
290	Eastman Chemical Co.	22,565
943	Ecolab, Inc.	45,085
3,676	EI Du Pont de Nemours & Co.	172,735
244	Headwaters, Inc. (a)	949
967	Huntsman Corp.	14,959
324	International Flavors & Fragrances, Inc.	17,016
521	Louisiana-Pacific Corp. (a)	4,272
272	Lubrizol Corp.	28,440
691	MeadWestvaco Corp.	17,164
561	Nalco Holding Co.	16,505
668	PPG Industries, Inc.	52,077
644	Sealed Air Corp.	14,973
		645,207
	Telecommunication Services - 4.0%
23,798	AT&T, Inc.	661,346
284	Iridium Communications, Inc. (a)	2,653
316	Leap Wireless International, Inc. (a)	3,440
6,729	Level 3 Communications, Inc. (a)	6,729
12,160	Sprint Nextel Corp. (a)	45,965
		720,133
	Utilities - 0.3%
967	Ameren Corp.	27,772
906	Pepco Holdings, Inc.	16,625
440	Pinnacle West Capital Corp.	17,785
		62,182
	Total Long-Term Investments - 99.8%
	(Cost $18,311,696)	18,029,515

	Investments of Collateral for Securities Loaned (c) - 3.4%
	Money Market Fund - 3.3%
592,686	BNY Mellon Securities Lending Overnight Fund, 0.299% (d)
	(Cost $592,686)	592,686

Principal
Amount		Value
	U.S. Government and Agency Securities - 0.1%
$ 23,787	US Treasury Note, 1.00% to 3.375%, 12/31/11 to 11/15/19	24,824
	(Cost $24,824)	24,824

	Total Investments of Collateral for Securities Loaned - 3.4%
	(Cost $617,510)	617,510

	Total Investments - 103.2%
	(Cost $18,929,206)	18,647,025
	Liabilities in excess of Other Assets - (3.2%)	(580,554)
	Net Assets - 100.0%	$ 18,066,471

ADR - American Depositary Receipt
AG - Stock Corporation
OYJ - Public Stock Company
PLC - Public Limited Company
SA - Corporation

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at November 30, 2010.
(c)	At November 30, 2010, the total market value of the Fund's securities on loan was $603,161 and the total market value of the collateral by the Fund was $617,510.
(d)	Interest rate shown reflects yield as of November 30, 2010.

Securities are classified by sectors that represent broad groupings of related industries.

	Country Allocation*
	United States	79.4%
	United Kingdom	6.5%
	Japan	3.8%
	Germany	2.2%
	France	1.9%
	Canada	1.4%
	Ireland	1.0%
	Switzerland	0.9%
	Finland	0.8%
	Sweden	0.8%
	Bermuda	0.6%
	South Korea	0.3%
	Taiwan	0.2%
	Singapore	0.1%
	Channel Islands	0.1%
	Israel	0.0%**
	Cayman Islands	0.0%**
	* Subject to change daily. Based on total investments.

	** Less than 0.1%

See previously submitted notes to financial statements for the period ended August 31, 2010.

At November 30, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$ 18,929,352	$ 995,382	$(1,277,709)	$ (282,327)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs
(e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund adopted the Accounting Standard Update, Fair Value Measurements and Disclosures
(Topic 820):Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e.
transfers out must be disclosed separately from transfers in) as well as the reasons(s) for the transfer and
iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009 however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

The Fund values Level 1 securities using readily available market quotations in active markets. The
Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable inputs in accordance with procedures approved by the Board of Trustees. The Fund did not have any
Level 3 securities at November 30, 2010.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of November 30, 2010.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$18,029	$-	$-	$18,029
Money Market Fund	593	-	-	593
U.S. Government and Agency Securities	-	25	-	25
Total	$18,622	$25	$-	$18,647

RYJ I Guggenheim Raymond James SB-1 Equity ETF
Portfolio of Investments
November 30, 2010 (unaudited)

Number of Shares	Description	Value
	Long-Term Investments - 100.0%
	Common Stocks - 97.2%
	Consumer Discretionary - 18.2%
6,304	Advance Auto Parts, Inc.	$ 416,001
22,921	Arctic Cat, Inc. (a)	341,752
1,630	Autozone, Inc. (a)	422,838
9,526	Bed Bath & Beyond, Inc. (a)	416,667
9,423	Best Buy Co., Inc.	402,551
13,692	Big Lots, Inc. (a)	419,660
21,165	Brinker International, Inc.	432,613
37,271	Carmike Cinemas, Inc. (a)	312,704
9,939	Carnival Corp. (Panama)	410,580
9,300	Carriage Services, Inc. (a)	43,710
32,140	Carrols Restaurant Group, Inc. (a)	227,873
23,459	Cinemark Holdings, Inc.	411,705
46,523	Cost Plus, Inc. (a)	358,692
19,540	Culp, Inc. (a)	201,262
7,529	Dollar Tree, Inc. (a)	413,719
17,157	Dress Barn, Inc. (The) (a)	423,778
37,634	KB Home	425,264
6,955	O'Reilly Automotive, Inc. (a)	418,552
4,249	Panera Bread Co. - Class A (a)	425,920
42,565	Pier 1 Imports, Inc. (a)	415,434
5,696	Polaris Industries, Inc.	414,042
22,283	Red Robin Gourmet Burgers, Inc. (a)	412,904
31,185	Regal Entertainment Group - Class A	420,998
10,060	Royal Caribbean Cruises Ltd. (Liberia) (a)	404,915
46,249	Select Comfort Corp. (a)	406,529
51,745	Service Corp International	417,065
6,933	Stanley Black & Decker, Inc.	412,721
11,655	Tempur-Pedic International, Inc. (a)	409,207
		10,639,656
	Consumer Staples - 0.7%
7,819	Wal-Mart Stores, Inc.	422,930

	Energy - 15.5%
8,299	Alpha Natural Resources, Inc. (a)	411,298
8,725	Cameron International Corp. (a)	419,760
5,124	Cimarex Energy Co.	412,687
5,205	Concho Resources, Inc. (a)	430,714
7,809	Continental Resources, Inc. (a)	417,391
31,533	Geokinetics, Inc. (a)(b)	271,184
11,299	Halliburton Co.	427,554
30,012	Helix Energy Solutions Group, Inc. (a)	421,068
5,953	Hess Corp.	417,008
11,503	Linn Energy LLC (b)	417,559
19,126	Nabors Industries Ltd. (Bermuda) (a)	422,493
6,671	National Oilwell Varco, Inc.	408,866
21,028	Patterson-UTI Energy, Inc.	415,093
5,329	Pioneer Natural Resources Co.	426,906
14,610	Plains Exploration & Production Co. (a)	418,723
32,682	Resolute Energy Corp. (a)	420,617
11,651	Rosetta Resources, Inc. (a)	417,339
13,599	Rowan Cos., Inc. (a)	410,010
39,278	Tetra Technologies, Inc. (a)	432,058
10,245	Unit Corp. (a)	409,493
20,873	Weatherford International Ltd. (Switzerland) (a)	426,018
3,873	Whiting Petroleum Corp. (a)	426,224
		9,080,063
	Financials - 21.5%
14,170	Allstate Corp. (The)	412,489
37,835	American Equity Investment Life Holding Co.	415,428
17,284	Apartment Investment & Management Co. - Class A - REIT	416,890
28,724	Associated Estates Realty Corp. - REIT	429,424
37,433	Bank of America Corp.	409,891
23,537	BioMed Realty Trust, Inc. - REIT	414,957
33,590	Campus Crest Communities, Inc. - REIT (a)	423,570
28,371	Cardinal Financial Corp.	293,924
101,500	Citigroup, Inc. (a)	426,300
11,490	Comerica, Inc.	419,270
17,041	Community Bank System, Inc.	410,347
8,076	Digital Realty Trust, Inc. - REIT	424,151
18,834	DuPont Fabros Technology, Inc. - REIT	425,460
24,794	First Financial Bancorp	409,597
13,886	Hudson Valley Holding Corp.	274,943
75,132	Huntington Bancshares, Inc.	438,395
8,339	Iberiabank Corp.	420,369
11,065	JPMorgan Chase & Co.	413,610
13,929	Lakeland Bancorp, Inc.	145,558
17,704	Lincoln National Corp.	422,772
24,838	New York Community Bancorp, Inc.	417,278
6,145	Park National Corp. (b)	415,156
34,163	People's United Financial, Inc.	423,280
7,725	PNC Financial Services Group, Inc.	415,991
33,998	PrivateBancorp, Inc.	413,416
20,242	Progressive Corp. (The)	411,722
8,272	Reinsurance Group of America, Inc.	413,021
24,323	St. Joe Co. (The) (a)(b)	428,085
22,118	Texas Capital Bancshares, Inc. (a)	417,588
7,115	Tower Bancorp, Inc.	164,072
15,570	Wells Fargo & Co.	423,660
14,304	Wintrust Financial Corp.	409,810
		12,600,424
	Health Care - 4.2%
24,019	Allscripts Healthcare Solutions, Inc. (a)	421,533
13,646	AmerisourceBergen Corp.	420,979
9,854	Covidien PLC (Ireland)	414,558
22,826	Healthsouth Corp. (a)	410,868
21,347	Parexel International Corp. (a)	374,853
100,058	Tenet Healthcare Corp. (a)	408,237
		2,451,028
	Industrials - 8.4%
7,539	Alaska Air Group, Inc. (a)	414,645
12,355	American Superconductor Corp. (a)	411,174
5,630	Clean Harbors, Inc. (a)	416,901
7,486	Copa Holdings SA - Class A (Panama)	417,494
29,884	Houston Wire & Cable Co.	318,265
12,761	HUB Group, Inc. - Class A (a)	416,391
19,141	IESI-BFC Ltd. (Canada)	417,082
8,853	Kansas City Southern (a)	419,101
6,922	Norfolk Southern Corp.	416,497
34,217	RailAmerica, Inc. (a)	424,291
44,214	Steelcase, Inc. - Class A	423,570
16,177	Waste Connections, Inc.	420,602
		4,916,013
	Information Technology - 24.7%
13,353	ADTRAN, Inc.	415,812
6,552	Alliance Data Systems Corp. (a)	413,300
11,732	Altera Corp.	411,676
11,611	Analog Devices, Inc.	412,887
38,738	Atmel Corp. (a)	402,488
9,231	Automatic Data Processing, Inc.	411,426
10,005	Blackboard, Inc. (a)(b)	415,708
17,863	CA, Inc.	408,884
14,053	Comtech Telecommunications Corp.	416,812
17,021	Constant Contact, Inc. (a)(b)	435,567
17,013	Diodes, Inc. (a)	420,221
5,257	Equinix, Inc. (a)	407,943
30,399	Fairchild Semiconductor International, Inc. (a)	427,106
10,223	Global Payments, Inc.	424,868
9,040	Harris Corp.	399,930
9,653	Hewlett-Packard Co.	404,750
34,639	JDS Uniphase Corp. (a)	411,165
27,968	KVH Industries, Inc. (a)	370,576
73,307	LSI Corp. (a)	420,782
54,483	Micron Technology, Inc. (a)	395,547
18,408	Microsemi Corp. (a)	407,553
53,247	Motorola, Inc. (a)	407,872
23,458	Nuance Communications, Inc. (a)	414,620
30,665	NVIDIA Corp. (a)	417,044
40,561	Pericom Semiconductor Corp. (a)	405,204
15,102	Plexus Corp. (a)	409,793
14,765	Rackspace Hosting, Inc. (a)	430,695
22,974	Radiant Systems, Inc. (a)	414,681
22,060	SS&C Technologies Holdings, Inc. (a)	428,185
34,954	Terremark Worldwide, Inc. (a)	418,225
21,947	TNS, Inc. (a)	421,821
26,991	ValueClick, Inc. (a)	419,440
5,570	Visa, Inc. - Class A	411,345
16,632	Vocus, Inc. (a)	407,151
15,262	Xilinx, Inc.	413,905
		14,454,982
	Telecommunication Services - 4.0%
8,114	American Tower Corp. - Class A (a)	410,325
9,965	Crown Castle International Corp. (a)	413,946
7,884	Hughes Communications, Inc. (a)	312,206
43,893	Iridium Communications, Inc. (a)	409,961
10,374	NII Holdings, Inc. (a)	402,096
10,882	SBA Communications Corp. - Class A (a)	426,030
		2,374,564
	Total Common Stocks - 97.2%
	(Cost $51,179,152)	56,939,660

	Master Limited Partnerships - 2.8%
	Energy - 2.8%
9,881	Enterprise Products Partners LP	415,792
10,723	Inergy LP	418,411
11,772	Teekay LNG Partners LP (Marshall Islands)	427,794
14,212	Teekay Offshore Partners LP (Marshall Islands)	409,590
	Total Master Limited Partnerships - 2.8%	1,671,587
	(Cost $1,061,743)

	Total Long-Term Investments - 100.0%
	(Cost $52,240,895)	58,611,247

	Investments of Collateral for Securities Loaned (c) - 2.5%
	Money Market Funds - 2.5%
1,428,539	BNY Mellon Securities Lending Overnight Fund, 0.299% (d)
	(Cost $1,428,539)	1,428,539

	Total Investments - 102.5%
	(Cost $53,669,434)	60,039,786
	Liabilities in excess of Other Assets - (2.5%)	(1,444,593)
	Net Assets - 100.0%	$ 58,595,193

LLC -	Limited Liability Company
LP -	Limited Partnership
PLC -	Public Limited Company
REIT -	Real Estate Investment Trust
SA -	Corporation

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at November 30, 2010.
(c)	At November 30, 2010, the total market value of the Fund's securities on loan was $1,397,408
	and the total market value of the collateral held by the Fund was $1,428,539.
(d)	Interest rate shown reflects yield as of November 30, 2010.

Securities are classified by sectors that represent broad groupings of related industries.

	Country Allocation*
	United States	93.6%
	Marshall Islands	1.5%
	Panama	1.4%
	Switzerland	0.7%
	Bermuda	0.7%
	Canada	0.7%
	Ireland	0.7%
	Liberia	0.7%
	* Subject to change daily and percentages are based on total long-term investments.

See previously submitted notes to financial statements for the period ended August 31, 2010.

At November 30, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 55,725,889	$ 7,607,405	$ (3,293,508)	$ 4,313,897

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g.
discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund adopted the Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose
i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii)
transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after
December 15, 2010.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The
Fund values Level 2 equity securities using various observable market inputs in accordance with procedures approved by the Board of Trustees. The Fund did not have any Level 3 securities at November 30, 2010.

The following table represents the Fund’s investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of
November 30, 2010.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$56,940	$-	$-	$56,940
Master Limited Partnerships	1,672	-	-	1,672
Money Market Fund	1,428	-	-	1,428
Total	$60,040	$-	$-	$60,040

There were no transfers between Level 1 and Level 2.

XRO | Guggenheim Sector Rotation ETF
Portfolio of Investments
November 30, 2010 (unaudited)

Number of Shares	Description	Value
	Common Stocks - 91.6%
	Consumer Discretionary - 25.3%
2,521	Advance Auto Parts, Inc.	$ 166,361
2,282	Autoliv, Inc.	167,544
1,293	AutoZone, Inc. (a)	335,417
2,831	BorgWarner, Inc. (a)	170,823
866	Chipotle Mexican Grill, Inc. (a)	223,852
5,189	Darden Restaurants, Inc.	254,002
2,659	Dick's Sporting Goods, Inc. (a)	90,964
4,553	Dollar Tree, Inc. (a)	250,187
3,351	Family Dollar Stores, Inc.	168,220
30,232	Ford Motor Co. (a)	481,898
4,510	Fortune Brands, Inc.	266,496
4,980	Genuine Parts Co.	239,737
14,865	Interpublic Group of Cos., Inc. (a)	158,312
8,288	Ltd Brands, Inc.	279,057
12,821	Macy's, Inc.	329,243
1,370	NetFlix, Inc. (a)	282,083
4,174	O'Reilly Automotive, Inc. (a)	251,191
4,259	PetSmart, Inc.	161,246
850	priceline.com, Inc. (a)	334,943
6,097	Tim Hortons, Inc. (Canada)	240,405
3,587	TRW Automotive Holdings Corp. (a)	170,347
2,352	Williams-Sonoma, Inc.	78,251
8,034	Yum! Brands, Inc.	402,343
		5,502,922
	Consumer Staples - 2.5%
4,778	Green Mountain Coffee Roasters, Inc. (a)	177,168
1,237	Herbalife Ltd. (Cayman Islands)	84,895
5,981	Whole Foods Market, Inc. (a)	282,423
		544,486
	Energy - 7.1%
2,251	Cimarex Energy Co.	181,296
3,355	Concho Resources, Inc. (a)	277,626
1,682	Core Laboratories NV (Netherlands)	143,979
17,933	El Paso Corp.	241,916
2,508	Forest Oil Corp. (a)	85,824
3,414	Pioneer Natural Resources Co.	273,496
4,086	Sunoco, Inc.	164,012
1,550	Whiting Petroleum Corp. (a)	170,577
		1,538,726
	Financials - 24.6%
2,436	American Financial Group, Inc.	74,956
3,663	Assurant, Inc.	129,194
2,136	AvalonBay Communities, Inc. - REIT	235,665
4,538	Berkshire Hathaway, Inc. - Class B (a)	361,588
3,561	Boston Properties, Inc. - REIT	298,412
8,154	CB Richard Ellis Group, Inc. - Class A (a)	156,475
5,978	Comerica, Inc.	218,137
2,598	Credicorp Ltd. (Bermuda)	311,422
2,417	Digital Realty Trust, Inc. - REIT	126,941
6,223	Equity Residential - REIT	311,025
683	Essex Property Trust, Inc. - REIT	75,704
20,443	Host Hotels & Resorts, Inc. - REIT	336,901
26,289	Huntington Bancshares, Inc.	153,396
867	Jones Lang LaSalle, Inc.	69,204
27,891	KeyCorp.	210,019
14,095	Kimco Realty Corp. - REIT	234,823
3,619	M&T Bank Corp.	278,518
13,664	New York Community Bancorp, Inc.	229,555
14,183	Progressive Corp.	288,482
3,050	Public Storage - REIT	294,630
3,990	Simon Property Group, Inc. - REIT	393,015
4,306	Ventas, Inc. - REIT	220,769
3,460	Vornado Realty Trust - REIT	282,267
3,491	Zions Bancorporation	67,900
		5,358,998
	Industrials - 7.5%
3,121	AMETEK, Inc.	184,670
2,458	BE Aerospace, Inc. (a)	87,259
5,562	Boeing Co.	354,689
3,268	Cummins, Inc.	317,388
4,215	Fastenal Co.	225,587
2,176	IHS, Inc. - Class A (a)	157,368
3,196	Stericycle, Inc. (a)	236,184
1,202	TransDigm Group, Inc. (a)	82,337
		1,645,482
	Information Technology - 23.2%
5,901	Akamai Technologies, Inc. (a)	307,973
7,361	Altera Corp.	258,297
1,303	Apple, Inc. (a)	405,428
9,362	Atmel Corp. (a)	97,271
6,944	Autodesk, Inc. (a)	245,054
4,338	Citrix Systems, Inc. (a)	288,130
4,590	Cognizant Technology Solutions Corp. - Class A (a)	298,258
2,138	F5 Networks, Inc. (a)	281,959
1,940	Informatica Corp. (a)	80,083
6,757	Intuit, Inc. (a)	303,322
1,672	Lexmark International, Inc. - Class A (a)	60,593
1,032	MercadoLibre, Inc. (a)	65,656
1,762	MICROS Systems, Inc. (a)	77,035
5,944	NetApp, Inc. (a)	302,728
5,415	Red Hat, Inc. (a)	235,553
3,270	Riverbed Technology, Inc. (a)	110,886
2,958	Rovi Corp. (a)	163,193
2,648	Salesforce.com, Inc. (a)	368,655
6,058	SanDisk Corp. (a)	270,187
3,607	Skyworks Solutions, Inc. (a)	91,798
10,003	Tellabs, Inc.	63,119
4,255	Trimble Navigation Ltd. (a)	158,456
4,698	VeriSign, Inc. (a)	161,188
4,357	VMware, Inc. - Class A (a)	355,183
		5,050,005
	Telecommunications - 1.4%
7,125	MetroPCS Communications, Inc. (a)	86,569
5,402	NII Holdings, Inc. (a)	209,381
		295,950
	Total Common Stock - 91.6%
	(Cost $16,385,265)	19,936,569

	Master Limited Partnerships - 8.3%
	Energy - 8.3%
4,645	El Paso Pipeline Partners LP (b)	153,842
5,982	Energy Transfer Equity LP	236,648
9,327	Enterprise Products Partners LP	392,480
2,517	Kinder Morgan Management LLC (a)	161,063
2,981	ONEOK Partners LP (b)	236,125
3,529	Plains All American Pipeline LP	217,034
3,044	Regency Energy Partners LP (b)	78,231
6,983	Williams Partners LP (b)	328,550
	(Cost $1,693,005)	1,803,973

	Total Long-Term Investments - 99.9%
	(Cost $18,078,270)	21,740,542

	Investments of Collateral for Securities Loaned (c) - 3.4%
	Money Market Fund - 3.4%
743,864	BNY Mellon Securities Lending Overnight Fund, 0.299% (d)
	(Cost $743,864)	743,864

	Total Investments - 103.3%
	(Cost $18,822,134)	22,484,406
	Liabilitites in excess of Other Assets - (3.3%)	(712,905)
	Net Assets - 100.0%	$ 21,771,501

LP -	Limited Partnership
LLC -	Limited Liability Company
NV -	Publicly Traded Company
PLC -	Public Limited Company
REIT -	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at November 30, 2010.
(c)	At November 30, 2010, the total market value of the Fund's securities on loan was $727,014 and the total market
	value of the collateral held by the Fund was $743,864.
(d)	Interest rate shown reflects yield as of November 30, 2010.

Securities are classified by sectors that represent broad groupings of related industries.

	Country Allocation*
	United States	96.4%
	Bermuda	1.4%
	Canada	1.1%
	Netherlands	0.7%
	Cayman Islands	0.4%

	* Subject to change daily. Based on long-term investments.
See previously submitted notes to financial statements for the period ended August 31, 2010.

At November 30, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$18,816,549	$3,821,215	$(153,358)	$3,667,857

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs
(e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund adopted the Accounting Standard Update, Fair Value Measurements and Disclosures
(Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e.
transfers out must be disclosed separately from transfers in) as well as the reasons(s) for the transfer and
iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009 however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

The Fund values Level 1 securities using readily available market quotations in active markets. The
Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable inputs in accordance with procedures approved by the Board of Trustees. The Fund did not have any
Level 3 securities at November 30, 2010.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of November 30, 2010.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$19,936	$-	$-	$19,936
Master Limited Partnership	1,804	-	-	1,804
Money Market Fund	744	-	-	744
Total	$22,484	$-	$-	$22,484

There were no transfers between Level 1 and Level 2.

CSD I Guggenheim Spin-Off ETF
Portfolio of Investments
November 30, 2010 (unaudited)

Number of Shares	Description	Value
	Long-Term Investments - 99.9%
	Common Stock - 94.3%
	Consumer Discretionary - 27.7%
26,117	Ascent Media Corp. - Class A (a)	$ 807,276
30,760	Hillenbrand, Inc.	593,976
26,380	HSN, Inc. (a)	747,873
48,252	Interval Leisure Group, Inc. (a)	799,536
15,013	Scripps Networks Interactive, Inc. - Class A	764,912
12,468	Time Warner Cable, Inc.	767,281
		4,480,854
	Consumer Staples - 13.9%
18,189	Dr Pepper Snapple Group, Inc.	666,263
9,212	Lorillard, Inc.	733,091
15,080	Philip Morris International, Inc.	857,901
		2,257,255
	Energy - 1.2%
22,865	Seahawk Drilling, Inc. (a)	185,892

	Financials - 12.5%
24,410	Altisource Portfolio Solutions SA (Luxembourg) (a)	663,464
36,031	Forestar Group, Inc. (a)	649,279
23,420	Tree.com, Inc. (a)	177,758
12,002	Virtus Investment Partners, Inc. (a)	537,690
		2,028,191
	Health Care - 5.8%
26,913	CareFusion Corp. (a)	615,500
4,988	CPEX Pharmaceuticals, Inc. (a)	123,204
53,303	Myrexis, Inc. (a)	198,820
		937,524
	Industrials - 7.9%
39,153	John Bean Technologies Corp.	722,373
33,437	Quanex Building Products Corp.	553,048
		1,275,421
	Information Technology - 19.8%
31,755	AOL, Inc. (a)	767,836
32,198	EchoStar Corp. - Class A (a)	649,434
20,341	Lender Processing Services, Inc.	625,892
98,735	TeleCommunication Systems, Inc. - Class A (a)	460,105
46,367	Total System Services, Inc.	699,678
		3,202,945
	Materials - 5.5%
10,960	Clearwater Paper Corp. (a)	882,280

	Total Common Stock - 94.3%
	(Cost - $13,739,791)	15,250,362

	Master Limited Partnerships - 5.2%
	Utilities - 5.2%
40,186	Brookfield Infrastructure Partners LP (Bermuda) (b)	845,111
	Total Master Limited Partnerships - 5.2%
	(Cost - $631,368)

	Exchange-Traded Funds - 0.4%
980	Vanguard Mid-Cap ETF
	(Cost $65,892)	69,090

	Total Long-Term Investments - 99.9%
	(Cost - $14,437,051)	16,164,563

	Investments of Collateral for Securities Loaned (c) - 5.1%
	Money Market Funds - 5.1%
828,515	BNY Mellon Securities Lending Overnight Fund, 0.299% (d)	828,515
	(Cost $828,515)

	Total Investments - 105.0%
	(Cost - $15,265,566)	16,993,078
	Liabilities in excess of Other Assets - (5.0%)	(808,830)
	Net Assets - 100.0%	$ 16,184,248

ETF - Exchange-Traded Fund
LP - Limited Partnership
SA - Corporation

(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at November 30, 2010.
(c) At November 30, 2010, the total market value of the Fund's securities on loan was $807,720 and the total market value of the collateral held by the Fund was $828,515.
(d) Interest rate shown reflects yield as of November 30, 2010.

Securities are classified by sectors that represent broad groupings of related industries.

Country Allocation*
United States	90.7%
Bermuda	5.2%
Luxembourg	4.1%

* Subject to change daily. Based on long-term investments.

See previously submitted notes to financial statements for the period ended August 31, 2010.

At November 30, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 15,270,909	$ 2,102,734	$ (380,565)	$ 1,722,169

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g.
discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund adopted the Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose
i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii)
transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after
December 15, 2010.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The
Fund values Level 2 equity securities using various observable market inputs in accordance with procedures approved by the Board of Trustees. The Fund did not have any Level 3 securities at November 30, 2010.

The following table represents the Fund’s investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of
November 30, 2010.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$15,250	$-	$-	$15,250
Master Limited Partnerships	845	-	-	845
Exchange-Traded Funds	69	-	-	69
Money Market Fund	829	-	-	829
Total	$16,993	$-	$-	$16,993

There were no transfers between Level 1 and Level 2.

WXSP I Wilshire 4500 Completion ETF
Portfolio of Investments
November 30, 2010 (unaudited)

Number of Shares	Description	Value
	Long-Term Investments - 99.9%
	Common Stocks - 99.1%
	Consumer Discretionary - 14.6%
173	99 Cents Only Stores (a)	$ 2,718
187	Aaron's, Inc.	3,733
150	Advance Auto Parts, Inc.	9,898
189	Aeropostale, Inc. (a)	5,109
166	American Axle & Manufacturing Holdings, Inc. (a)	1,783
512	American Eagle Outfitters, Inc.	8,448
86	American Greetings Corp. - Class A	1,726
49	American Public Education, Inc. (a)	1,674
89	Ameristar Casinos, Inc.	1,590
153	AnnTaylor Stores Corp. (a)	4,117
83	Arbitron, Inc.	2,425
92	Asbury Automotive Group, Inc. (a)	1,448
57	Ascent Media Corp. - Class A (a)	1,762
90	Bally Technologies, Inc. (a)	3,525
97	Barnes & Noble, Inc. (b)	1,360
298	Beazer Homes USA, Inc. (a) (b)	1,240
156	Bebe Stores, Inc.	1,005
267	Belo Corp. - Class A (a)	1,549
5	Biglari Holdings, Inc. (a)	1,941
65	BJ's Restaurants, Inc. (a)	2,382
30	Blue Nile, Inc. (a)	1,483
69	Bob Evans Farms, Inc.	2,149
241	BorgWarner, Inc. (a)	14,542
192	Boyd Gaming Corp. (a)	1,716
59	Bridgepoint Education, Inc. (a) (b)	903
209	Brinker International, Inc.	4,272
119	Brown Shoe Co., Inc.	1,692
191	Brunswick Corp.	3,046
79	Buckle, Inc.(The)	3,014
42	Buffalo Wild Wings, Inc. (a)	2,037
117	Cabela's, Inc. (a)	2,603
524	Cablevision Systems Corp. - Class A	16,595
85	California Pizza Kitchen, Inc. (a)	1,437
232	Callaway Golf Co.	1,777
31	Capella Education Co. (a) (b)	1,698
184	Career Education Corp. (a)	3,273
128	Carter's, Inc. (a)	4,052
84	Cato Corp. (The) - Class A	2,398
53	CEC Entertainment, Inc. (a)	1,989
321	Charming Shoppes, Inc. (a)	1,221
134	Cheesecake Factory, Inc. (The) (a)	4,271
389	Chico's FAS, Inc.	4,687
57	Childrens Place Retail Stores, Inc. (The) (a)	2,959
53	Chipotle Mexican Grill, Inc. (a)	13,700
56	Choice Hotels International, Inc.	2,086
38	Churchill Downs, Inc.	1,504
188	Cinemark Holdings, Inc.	3,299
50	Citi Trends, Inc. (a)	1,184
280	CKX, Inc. (a)	1,156
105	Clear Channel Outdoor Holdings, Inc. - Class A (a)	1,443
64	Coinstar, Inc. (a)	4,124
224	Coldwater Creek, Inc. (a)	757
143	Collective Brands, Inc. (a)	2,415
35	Columbia Sportswear Co.	1,947
122	Cooper Tire & Rubber Co.	2,549
48	Cracker Barrel Old Country Store, Inc.	2,528
259	CROCS, Inc. (a)	4,544
734	Crown Media Holdings, Inc. - Class A (a) (b)	1,930
335	Dana Holding Corp. (a)	5,062
96	Deckers Outdoor Corp. (a)	7,382
167	Dick's Sporting Goods, Inc. (a)	5,713
138	Dillard's, Inc. - Class A	4,303
43	DineEquity, Inc. (a)	2,297
425	DISH Network Corp. - Class A (a)	7,816
63	Dollar General Corp. (a)	2,069
229	Dollar Tree, Inc. (a)	12,584
136	Domino's Pizza, Inc. (a)	2,009
117	DreamWorks Animation SKG, Inc. - Class A (a)	3,626
122	Dress Barn, Inc. (The) (a)	3,013
79	Drew Industries, Inc.	1,596
35	DSW, Inc. - Class A (a)	1,368
48	Education Management Corp. (a) (b)	678
73	Ethan Allen Interiors, Inc.	1,204
344	Exide Technologies (a)	2,814
251	Federal-Mogul Corp. (a)	4,694
146	Finish Line, Inc. (The) - Class A	2,606
345	Foot Locker, Inc.	6,510
105	Fossil, Inc. (a)	7,103
140	Fred's, Inc. - Class A	1,791
41	Fuel Systems Solutions, Inc. (a)	1,417
101	Gaylord Entertainment Co. (a)	3,467
1,144	General Motors Co. (a)	39,125
76	Genesco, Inc. (a)	2,923
292	Gentex Corp.	6,129
61	Grand Canyon Education, Inc. (a)	1,161
53	Group 1 Automotive, Inc.	2,053
138	Guess?, Inc.	6,520
173	Hanesbrands, Inc. (a)	4,697
130	Harte-Hanks, Inc.	1,617
67	Helen of Troy Ltd. (Bermuda) (a)	1,583
74	hhgregg, Inc. (a) (b)	1,855
85	Hibbett Sports, Inc. (a)	2,911
144	Hillenbrand, Inc.	2,781
91	HSN, Inc. (a)	2,580
103	Hyatt Hotels Corp. - Class A (a)	4,312
187	Iconix Brand Group, Inc. (a)	3,493
60	International Speedway Corp. - Class A	1,421
114	Interval Leisure Group, Inc. (a)	1,889
103	iRobot Corp. (a)	2,091
87	ITT Educational Services, Inc. (a)	5,089
95	J Crew Group, Inc. (a)	4,153
113	Jack in the Box, Inc. (a)	2,273
176	Jarden Corp.	5,403
64	Jo-Ann Stores, Inc. (a)	3,100
119	John Wiley & Sons, Inc. - Class A	4,938
195	Jones Group, Inc. (The)	2,640
67	JOS A Bank Clothiers, Inc. (a)	3,018
66	K12, Inc. (a)	1,692
169	KB Home	1,910
67	Kirkland's, Inc. (a)	801
147	Knology, Inc. (a)	2,262
146	Lamar Advertising Co. - Class A (a)	5,365
730	Las Vegas Sands Corp. (a)	36,558
133	La-Z-Boy, Inc. (a)	1,001
573	Liberty Global, Inc. - Class A (a) (b)	20,204
82	Life Time Fitness, Inc. (a)	3,234
348	Live Nation Entertainment, Inc. (a)	3,744
244	Liz Claiborne, Inc. (a)	1,784
351	LKQ Corp. (a)	7,573
80	Lumber Liquidators Holdings, Inc. (a)	1,883
157	Madison Square Garden, Inc. - Class A (a)	3,445
94	Maidenform Brands, Inc. (a)	2,579
73	Matthews International Corp. - Class A	2,371
89	MDC Holdings, Inc.	2,222
99	Men's Wearhouse, Inc. (The)	2,823
77	Meritage Homes Corp. (a)	1,461
530	MGM Resorts International (a)	6,482
129	Modine Manufacturing Co. (a)	1,788
126	Mohawk Industries, Inc. (a)	6,620
62	Monro Muffler Brake, Inc.	3,065
58	Morningstar, Inc.	2,924
110	National CineMedia, Inc.	2,053
75	NetFlix, Inc. (a)	15,442
96	NutriSystem, Inc.	1,984
10	NVR, Inc. (a)	6,200
148	OfficeMax, Inc. (a)	2,529
324	Orbitz Worldwide, Inc. (a)	1,769
218	Orient-Express Hotels Ltd. - Class A (Bermuda) (a)	2,522
281	Pacific Sunwear of California, Inc. (a)	1,767
45	Panera Bread Co. - Class A (a)	4,511
68	Papa John's International, Inc. (a)	1,741
41	Peet's Coffee & Tea, Inc. (a)	1,563
169	Penn National Gaming, Inc. (a)	5,934
83	Penske Automotive Group, Inc. (a)	1,252
165	PEP Boys-Manny Moe & Jack	2,044
79	PetMed Express, Inc.	1,401
247	PetSmart, Inc.	9,351
58	PF Chang's China Bistro, Inc.	2,931
128	Phillips-Van Heusen Corp.	8,684
334	Pier 1 Imports, Inc. (a)	3,260
186	Pinnacle Entertainment, Inc. (a)	2,478
66	Polaris Industries, Inc.	4,798
101	Pool Corp.	2,140
37	Pre-Paid Legal Services, Inc. (a)	2,393
388	Quiksilver, Inc. (a)	1,668
198	Regal Entertainment Group - Class A	2,673
148	Regis Corp.	2,637
146	Rent-A-Center, Inc.	4,065
327	Royal Caribbean Cruises Ltd. (Liberia) (a)	13,162
179	Ruby Tuesday, Inc. (a)	2,289
96	Ryland Group, Inc.	1,400
310	Saks, Inc. (a)	3,453
208	Sally Beauty Holdings, Inc. (a)	2,860
84	Scholastic Corp.	2,360
164	Scientific Games Corp. - Class A (a)	1,320
190	Select Comfort Corp. (a)	1,670
421	Service Corp. International	3,393
177	Shuffle Master, Inc. (a)	1,899
81	Shutterfly, Inc. (a)	2,673
154	Signet Jewelers Ltd. (Bermuda) (a)	6,134
9,453	Sirius XM Radio, Inc. (a) (b)	12,951
72	Skechers U.S.A., Inc. - Class A (a)	1,662
154	Sonic Corp. (a)	1,441
151	Sotheby's	6,057
101	Stage Stores, Inc.	1,528
366	Standard Pacific Corp. (a)	1,303
31	Steiner Leisure Ltd. (Bahamas) (a)	1,247
76	Steven Madden Ltd. (a)	3,439
263	Stewart Enterprises, Inc. - Class A	1,491
17	Strayer Education, Inc.	2,310
81	Superior Industries International, Inc.	1,575
185	Talbots, Inc. (a)	2,127
143	Tempur-Pedic International, Inc. (a)	5,021
122	Tenneco, Inc. (a)	4,448
168	Texas Roadhouse, Inc. (a)	2,871
159	Thor Industries, Inc.	4,695
80	Timberland Co. (The) - Class A (a)	1,982
253	Toll Brothers, Inc. (a)	4,541
142	Tractor Supply Co.	6,031
80	True Religion Apparel, Inc. (a)	1,794
227	TRW Automotive Holdings Corp. (a)	10,780
119	Tupperware Brands Corp.	5,531
89	Ulta Salon Cosmetics & Fragrance, Inc. (a)	3,111
79	Under Armour, Inc. - Class A (a)	4,561
70	Universal Electronics, Inc. (a)	1,924
67	Universal Technical Institute, Inc.	1,388
30	Vail Resorts, Inc. (a)	1,358
90	Valassis Communications, Inc. (a)	2,929
545	Virgin Media, Inc.	13,887
101	Volcom, Inc.	1,818
106	Warnaco Group, Inc. (The) (a)	5,708
225	Warner Music Group Corp. (a)	1,084
144	Weight Watchers International, Inc.	4,931
1,114	Wendy's/Arby's Group, Inc. - Class A	5,314
398	Wet Seal, Inc. (The) - Class A (a)	1,301
177	Williams-Sonoma, Inc.	5,889
42	WMS Industries, Inc. (a)	1,863
111	Wolverine World Wide, Inc.	3,469
93	World Wrestling Entertainment, Inc. - Class A (b)	1,304
		812,148
	Consumer Staples - 3.3%
203	Alberto-Culver Co.	7,552
289	Alliance One International, Inc. (a)	1,121
55	Andersons, Inc. (The)	1,778
169	B&G Foods, Inc.	2,160
75	BJ's Wholesale Club, Inc. (a)	3,436
31	Boston Beer Co., Inc. - Class A (a)	2,532
316	Bunge Ltd. (Bermuda)	19,219
62	Cal-Maine Foods, Inc. (b)	1,901
104	Casey's General Stores, Inc.	4,133
160	Central European Distribution Corp. (a)	3,845
174	Central Garden and Pet Co. - Class A (a)	1,625
111	Chiquita Brands International, Inc. (a)	1,241
149	Church & Dwight Co., Inc.	9,722
171	Corn Products International, Inc.	7,374
200	Darling International, Inc. (a)	2,316
418	Del Monte Foods Co.	7,829
46	Diamond Foods, Inc.	2,141
119	Dole Food Co., Inc. (a) (b)	1,127
84	Elizabeth Arden, Inc. (a)	1,790
140	Energizer Holdings, Inc. (a)	9,855
198	Flowers Foods, Inc.	5,188
93	Fresh Del Monte Produce, Inc. (Cayman Islands)	2,042
213	Green Mountain Coffee Roasters, Inc. (a)	7,898
116	Hain Celestial Group, Inc. (The) (a)	3,075
146	Hansen Natural Corp. (a)	7,770
274	Heckmann Corp. (a)	1,060
127	Herbalife Ltd. (Cayman Islands)	8,716
52	J&J Snack Foods Corp.	2,379
44	Lancaster Colony Corp.	2,291
90	Lance, Inc.	2,107
56	Medifast, Inc. (a)	1,364
39	Nash Finch Co.	1,441
123	Nu Skin Enterprises, Inc. - Class A	3,888
87	Pantry, Inc. (The) (a)	1,787
189	Prestige Brands Holdings, Inc. (a)	2,225
61	Pricesmart, Inc.	2,048
105	RalCorp. Holdings, Inc. (a)	6,502
1,505	Rite Aid Corp. (a)	1,414
89	Ruddick Corp.	3,272
47	Sanderson Farms, Inc.	2,080
270	Smart Balance, Inc. (a)	988
349	Smithfield Foods, Inc. (a)	6,146
92	Spartan Stores, Inc.	1,505
48	Tootsie Roll Industries, Inc.	1,279
52	TreeHouse Foods, Inc. (a)	2,583
74	United Natural Foods, Inc. (a)	2,771
45	Universal Corp.	1,841
109	Vector Group Ltd.	1,994
53	WD-40 Co.	2,072
31	Weis Markets, Inc.	1,195
144	Winn-Dixie Stores, Inc. (a)	876
		184,494
	Energy - 7.3%
221	Alpha Natural Resources, Inc. (a)	10,953
268	American Oil & Gas, Inc. (a)	2,578
39	Apache Corp.	4,198
327	Arch Coal, Inc.	9,548
215	Atlas Energy, Inc. (a)	9,234
135	ATP Oil & Gas Corp. (a) (b)	1,987
128	Atwood Oceanics, Inc. (a)	4,557
99	Berry Petroleum Co. - Class A	3,773
96	Bill Barrett Corp. (a)	3,691
329	BPZ Resources, Inc. (a) (b)	1,296
314	Brigham Exploration Co. (a)	7,897
57	Bristow Group, Inc. (a)	2,503
418	Cal Dive International, Inc. (a)	2,236
42	CARBO Ceramics, Inc.	4,080
88	Carrizo Oil & Gas, Inc. (a)	2,554
183	Cimarex Energy Co.	14,739
129	Clean Energy Fuels Corp. (a)	1,726
123	Cloud Peak Energy, Inc. (a)	2,579
173	Complete Production Services, Inc. (a)	4,922
114	Comstock Resources, Inc. (a)	2,793
166	Concho Resources, Inc. (a)	13,736
51	Contango Oil & Gas Co. (a)	2,844
5	Contango ORE, Inc. (a) ( c)	2
68	Continental Resources, Inc. (a)	3,635
160	Crosstex Energy, Inc.	1,480
150	Dresser-Rand Group, Inc. (a)	5,689
58	Dril-Quip, Inc. (a)	4,492
150	Energy Partners Ltd. (a)	1,816
150	Energy XXI Bermuda Ltd. (Bermuda) (a)	3,697
475	EXCO Resources, Inc.	8,821
164	Exterran Holdings, Inc. (a)	3,718
203	Forest Oil Corp. (a)	6,947
248	Frontier Oil Corp.	3,851
253	General Maritime Corp. (Marshall Islands)	966
307	Global Industries Ltd. (a)	1,913
78	Goodrich Petroleum Corp. (a)	1,026
117	Gulfmark Offshore, Inc. - Class A (a)	3,430
132	Gulfport Energy Corp. (a)	2,460
273	Helix Energy Solutions Group, Inc. (a)	3,830
590	Hercules Offshore, Inc. (a)	1,507
119	Holly Corp.	4,277
83	Hornbeck Offshore Services, Inc. (a)	1,830
407	International Coal Group, Inc. (a)	3,097
387	ION Geophysical Corp. (a)	2,783
80	James River Coal Co. (a)	1,592
324	Key Energy Services, Inc. (a)	3,337
575	Kodiak Oil & Gas Corp. (Canada) (a)	2,875
78	Lufkin Industries, Inc.	3,949
226	Magnum Hunter Resources Corp. (a)	1,388
499	McDermott International, Inc. (Panama) (a)	9,147
237	McMoRan Exploration Co. (a)	3,538
257	Newfield Exploration Co. (a)	17,175
285	Newpark Resources, Inc. (a)	1,630
127	Northern Oil and Gas, Inc. (a)	2,902
110	Oasis Petroleum, Inc. (a)	2,792
131	Oceaneering International, Inc. (a)	9,052
96	Oil States International, Inc. (a)	5,696
55	Overseas Shipholding Group, Inc.	1,923
340	Parker Drilling Co. (a)	1,360
202	Patriot Coal Corp. (a)	3,268
358	Patterson-UTI Energy, Inc.	7,067
112	Penn Virginia Corp.	1,776
591	Petrohawk Energy Corp. (a)	10,538
60	Petroleum Development Corp. (a)	2,137
269	Petroquest Energy, Inc. (a)	1,864
187	Pioneer Drilling Co. (a)	1,281
281	Plains Exploration & Production Co (a)	8,053
347	Pride International, Inc. (a)	10,792
328	Quicksilver Resources, Inc. (a)	4,664
124	Rex Energy Corp. (a)	1,469
176	Rosetta Resources, Inc. (a)	6,304
117	RPC, Inc.	3,428
972	SandRidge Energy, Inc. (a)	5,016
49	SEACOR Holdings, Inc.	5,341
139	Ship Finance International Ltd. (Bermuda)	3,018
148	SM Energy Co.	7,354
261	Southern Union Co.	6,162
127	Stone Energy Corp. (a)	2,624
169	Superior Energy Services, Inc. (a)	5,643
83	Swift Energy Co. (a)	3,029
61	T-3 Energy Services, Inc. (a)	2,169
87	Teekay Corp. (Marshall Islands)	2,774
117	Tesco Corp. (Canada) (a)	1,546
174	Tetra Technologies, Inc. (a)	1,914
117	Tidewater, Inc.	5,744
301	Ultra Petroleum Corp. (Canada) (a)	14,144
89	Unit Corp. (a)	3,557
314	USEC, Inc. (a)	1,868
92	Venoco, Inc. (a)	1,602
301	Western Refining, Inc. (a)	2,935
96	Whiting Petroleum Corp. (a)	10,565
127	World Fuel Services Corp.	3,823
		407,516
	Financials - 21.0%
141	Acadia Realty Trust- REIT	2,575
102	Affiliated Managers Group, Inc. (a)	8,916
7	Alexander's, Inc.- REIT	2,698
101	Alexandria Real Estate Equities, Inc.- REIT	6,742
14	Alleghany Corp. (a)	4,218
81	Allied World Assurance Co. Holdings Ltd. (Switzerland)	4,758
200	Alterra Capital Holdings Ltd. (Bermuda)	4,068
108	Altisource Portfolio Solutions SA (Luxembourg) (a)	2,935
384	AMB Property Corp.- REIT	11,205
127	American Campus Communities, Inc.- REIT	3,993
82	American Capital Agency Corp.- REIT	2,404
969	American Capital Ltd. (a)	6,967
201	American Equity Investment Life Holding Co.	2,207
158	American Financial Group, Inc.	4,862
63	American National Insurance Co.	5,010
103	Amtrust Financial Services, Inc.	1,649
1,116	Annaly Capital Management, Inc.- REIT	20,300
487	Anworth Mortgage Asset Corp.- REIT	3,380
89	AON Corp.	3,571
120	Apollo Commercial Real Estate Finance, Inc.- REIT	1,970
388	Apollo Investment Corp.	4,097
76	Arch Capital Group Ltd. (Bermuda) (a)	6,863
87	Argo Group International Holdings Ltd. (Bermuda)	3,209
69	Arrow Financial Corp.	1,928
177	Arthur J Gallagher & Co.	4,970
140	Artio Global Investors, Inc.	1,830
260	Ashford Hospitality Trust, Inc.- REIT (a)	2,444
187	Aspen Insurance Holdings Ltd. (Bermuda)	5,404
386	Associated Banc-Corp.	4,939
146	Associated Estates Realty Corp.- REIT	2,183
303	Assured Guaranty Ltd. (Bermuda)	5,154
171	Astoria Financial Corp.	2,059
225	Axis Capital Holdings Ltd. (Bermuda)	7,952
36	Bancfirst Corp.	1,461
186	BancorpSouth, Inc.	2,390
631	Bank Mutual Corp.	2,890
95	Bank of Hawaii Corp.	4,113
57	Bank of the Ozarks, Inc.	2,160
151	Beneficial Mutual Bancorp, Inc. (a)	1,173
264	BioMed Realty Trust, Inc.- REIT	4,654
74	BlackRock, Inc.	12,062
41	BOK Financial Corp.	1,915
203	Boston Private Financial Holdings, Inc.	1,090
346	Brandywine Realty Trust- REIT	3,827
125	BRE Properties, Inc.- REIT	5,384
446	Brookfield Properties Corp. (Canada)	7,212
195	Brookline BanCorp, Inc.	1,917
270	Brown & Brown, Inc.	6,175
141	Camden Property Trust- REIT	7,201
720	CapitalSource, Inc.	4,651
45	Capitol Federal Financial (b)	1,051
277	Capstead Mortgage Corp.- REIT	3,255
79	Cash America International, Inc.	2,860
235	Cathay General Bancorp	3,175
362	CBL & Associates Properties, Inc.- REIT	5,973
301	Cedar Shopping Centers, Inc.- REIT	1,824
89	Chemical Financial Corp.	1,862
1,219	Chimera Investment Corp.- REIT	4,876
449	CIT Group, Inc. (a)	17,718
1,691	Citizens Republic Bancorp, Inc. (a)	981
62	City Holding Co.	1,988
84	City National Corp.	4,512
48	CNA Financial Corp. (a)	1,239
616	CNO Financial Group, Inc. (a)	3,604
249	Cogdell Spencer, Inc.- REIT	1,424
59	Cohen & Steers, Inc.	1,487
205	Colonial Properties Trust- REIT	3,690
152	Colony Financial, Inc.- REIT	2,932
89	Columbia Banking System, Inc.	1,552
153	Commerce Bancshares, Inc.	5,745
221	CommonWealth REIT- REIT	5,532
99	Community Bank System, Inc.	2,384
73	Community Trust Bancorp, Inc.	2,008
91	Consolidated-Tomoka Land Co.	2,548
113	Corporate Office Properties Trust- REIT	3,832
343	Cousins Properties, Inc.- REIT	2,545
585	Cowen Group, Inc. - Class A (a)	2,387
34	Credit Acceptance Corp. (a)	2,110
113	Cullen/Frost Bankers, Inc.	6,050
288	CVB Financial Corp. (b)	2,267
108	Cypress Sharpridge Investments, Inc.- REIT	1,474
609	DCT Industrial Trust, Inc.- REIT	3,008
105	Delphi Financial Group, Inc. - Class A	2,696
493	Developers Diversified Realty Corp.- REIT	6,325
388	DiamondRock Hospitality Co.- REIT (a)	4,086
137	Digital Realty Trust, Inc.- REIT	7,195
144	Dime Community Bancshares, Inc.	1,966
69	Dollar Financial Corp. (a)	1,806
294	Douglas Emmett, Inc.- REIT	4,910
146	Duff & Phelps Corp. - Class A	1,952
608	Duke Realty Corp.- REIT	6,767
168	DuPont Fabros Technology, Inc.- REIT	3,795
168	Dynex Capital, Inc.- REIT	1,764
297	East West Bancorp, Inc.	5,150
77	EastGroup Properties, Inc.- REIT	3,070
219	Eaton Vance Corp.	6,509
293	Education Realty Trust, Inc.- REIT	2,151
94	eHealth, Inc. (a)	1,415
145	Employers Holdings, Inc.	2,342
119	Endurance Specialty Holdings Ltd. (Bermuda)	5,249
26	Enstar Group Ltd. (Bermuda) (a)	2,158
88	Entertainment Properties Trust- REIT	4,074
61	Equity Lifestyle Properties, Inc.- REIT	3,287
80	Equity One, Inc.- REIT	1,385
64	Erie Indemnity Co. - Class A	4,029
52	Essex Property Trust, Inc.- REIT	5,764
57	Evercore Partners, Inc. - Class A	1,720
117	Everest Re Group Ltd. (Bermuda)	9,768
249	Extra Space Storage, Inc.- REIT	3,989
136	Ezcorp, Inc. - Class A (a)	3,422
50	FBL Financial Group, Inc. - Class A	1,336
4,181	Federal Home Loan Mortgage Corp. (a)	1,292
5,261	Federal National Mortgage Association (a) (b)	1,684
90	Federal Realty Investment Trust- REIT	6,965
439	FelCor Lodging Trust, Inc.- REIT (a)	2,603
566	Fidelity National Financial, Inc. - Class A	7,641
193	Fifth Street Finance Corp.	2,225
247	First American Financial Corp.	3,500
89	First Cash Financial Services, Inc. (a)	2,562
18	First Citizens BancShares, Inc. - Class A	3,130
312	First Commonwealth Financial Corp.	1,934
147	First Financial Bancorp	2,428
55	First Financial Bankshares, Inc.	2,660
279	First Industrial Realty Trust, Inc.- REIT (a)	2,123
196	First Midwest Bancorp, Inc.	1,837
392	First Niagara Financial Group, Inc.	4,855
140	First Potomac Realty Trust- REIT	2,204
192	FirstMerit Corp.	3,346
198	Flagstone Reinsurance Holdings SA (Luxembourg)	2,267
127	Flushing Financial Corp.	1,702
334	FNB Corp.	2,929
366	Forest City Enterprises, Inc. - Class A (a)	5,618
99	Forestar Group, Inc. (a)	1,784
187	Franklin Street Properties Corp.- REIT	2,399
452	Fulton Financial Corp.	3,910
585	General Growth Properties, Inc.- REIT	9,471
72	Getty Realty Corp.- REIT	2,146
194	GFI Group, Inc.	900
183	Glacier Bancorp, Inc.	2,439
306	Glimcher Realty Trust- REIT	2,503
99	Government Properties, Income Trust- REIT	2,539
57	Greenhill & Co., Inc.	4,272
96	Greenlight Capital Re Ltd. - Class A (Cayman Islands) (a)	2,686
67	Hancock Holding Co.	2,110
119	Hanover Insurance Group, Inc. (The)	5,388
44	Harleysville Group, Inc.	1,566
135	Hatteras Financial Corp.- REIT	4,182
252	HCC Insurance Holdings, Inc.	7,076
157	Healthcare Realty Trust, Inc.- REIT	3,240
379	Hersha Hospitality Trust- REIT	2,323
156	Highwoods Properties, Inc.- REIT	4,760
164	Hilltop Holdings, Inc. (a)	1,614
104	Home Bancshares, Inc.	2,153
79	Home Properties, Inc.- REIT	4,234
135	Horace Mann Educators Corp.	2,205
290	Hospitality Properties Trust- REIT	6,415
57	Howard Hughes Corp. (The) (a)	2,324
68	Iberiabank Corp.	3,428
1,422	Independent Bank Corp. (a)	1,706
79	Independent Bank Corp. - Class A	1,919
48	Infinity Property & Casualty Corp.	2,771
290	Inland Real Estate Corp.- REIT	2,465
179	Interactive Brokers Group, Inc. - Class A	3,283
150	International Bancshares Corp.	2,580
164	Invesco Mortgage Capital, Inc.- REIT	3,703
193	Investment Technology Group, Inc. (a)	2,837
329	Investors Bancorp, Inc. (a)	4,030
357	Investors Real Estate Trust- REIT	3,159
386	iStar Financial, Inc.- REIT (a) (b)	2,100
260	Jefferies Group, Inc.	6,279
64	Jones Lang LaSalle, Inc.	5,108
104	KBW, Inc.	2,415
117	Kilroy Realty Corp.- REIT	3,992
327	Kite Realty Group Trust- REIT	1,642
231	Knight Capital Group, Inc. - Class A (a)	3,035
195	LaSalle Hotel Properties- REIT	4,641
309	Lexington Realty Trust- REIT	2,426
238	Liberty Property Trust- REIT	7,459
78	LTC Properties, Inc.- REIT	2,105
311	Macerich Co. (The)- REIT	14,412
181	Mack-Cali Realty Corp.- REIT	5,747
224	Maiden Holdings Ltd. (Bermuda)	1,687
113	Main Street Capital Corp.	1,924
20	Markel Corp. (a)	7,070
103	MarketAxess Holdings, Inc.	1,874
122	MB Financial, Inc.	1,736
476	MBIA, Inc. (a)	4,755
237	MCG Capital Corp.	1,657
232	Meadowbrook Insurance Group, Inc.	2,195
241	Medical Properties Trust, Inc.- REIT	2,526
54	Mercury General Corp.	2,319
256	MF Global Holdings Ltd. (a)	2,010
496	MFA Financial, Inc.- REIT	4,042
283	MGIC Investment Corp. (a)	2,411
62	Mid-America Apartment Communities, Inc.- REIT	3,805
209	Monmouth Real Estate Investment Corp. - Class A- REIT	1,699
123	Montpelier Re Holdings Ltd. (Bermuda)	2,421
215	MSCI, Inc. - Class A (a)	7,323
142	National Financial Partners Corp. (a)	1,670
63	National Health Investors, Inc.- REIT	2,772
355	National Penn Bancshares, Inc.	2,382
162	National Retail Properties, Inc.- REIT	4,214
10	National Western Life Insurance Co. - Class A	1,667
216	Nationwide Health Properties, Inc.- REIT	7,787
46	Navigators Group, Inc. (The) (a)	2,277
105	NBT Bancorp, Inc.	2,331
122	Nelnet, Inc. - Class A	2,605
840	New York Community BanCorp, Inc.	14,112
227	NewAlliance Bancshares, Inc.	3,028
516	Newcastle Investment Corp.- REIT (a)	2,936
157	NewStar Financial, Inc. (a)	1,325
571	NorthStar Realty Finance Corp.- REIT	2,415
220	Northwest Bancshares, Inc.	2,257
196	Ocwen Financial Corp. (a)	1,725
249	Old National Bancorp	2,567
479	Old Republic International Corp.	6,064
151	Omega Healthcare Investors, Inc.- REIT	3,188
129	optionsXpress Holdings, Inc.	2,230
124	Oriental Financial Group, Inc. (Puerto Rico)	1,438
103	PacWest Bancorp	1,751
46	Park National Corp. (b)	3,108
103	Parkway Properties, Inc.- REIT	1,637
144	PartnerRe Ltd. (Bermuda)	11,160
137	Pebblebrook Hotel Trust- REIT (a)	2,567
170	Pennsylvania Real Estate Investment Trust- REIT	2,283
127	PHH Corp. (a)	2,696
62	Pico Holdings, Inc. (a)	1,770
122	Pinnacle Financial Partners, Inc. (a)	1,199
57	Piper Jaffray Cos. (a)	1,708
174	Pittsburgh & West Virginia Railroad- REIT	1,914
112	Platinum Underwriters Holdings Ltd. (Bermuda)	4,842
466	PMI Group, Inc. (The) (a)	1,454
2,354	Popular, Inc. (Puerto Rico) (a)	6,780
36	Portfolio Recovery Associates, Inc. (a)	2,281
149	Post Properties, Inc.- REIT	5,076
84	Potlatch Corp.- REIT	2,661
84	Primerica, Inc.	1,898
195	PrivateBancorp, Inc.	2,371
73	ProAssurance Corp. (a)	4,324
97	Prosperity Bancshares, Inc.	3,156
201	Protective Life Corp.	4,728
177	Provident Financial Services, Inc.	2,439
196	Provident New York Bancorp	1,837
47	PS Business Parks, Inc.- REIT	2,436
325	Radian Group, Inc.	2,304
141	Ramco-Gershenson Properties Trust- REIT	1,621
226	Raymond James Financial, Inc.	6,482
127	Rayonier, Inc.- REIT	6,472
141	Realty, Income Corp.- REIT	4,801
186	Redwood Trust, Inc.- REIT	2,572
204	Regency Centers Corp.- REIT	8,307
152	Reinsurance Group of America, Inc.	7,589
106	RenaissanceRe Holdings Ltd. (Bermuda)	6,390
103	Renasant Corp.	1,784
48	RLI Corp.	2,783
108	S&T Bancorp, Inc.	2,119
56	Sabra Healthcare REIT, Inc.- REIT	955
49	Safety Insurance Group, Inc.	2,294
67	Saul Centers, Inc.- REIT	2,852
56	SCBT Financial Corp.	1,731
365	SEI Investments Co.	8,242
147	Selective Insurance Group, Inc.	2,426
279	Senior Housing Properties Trust- REIT	6,230
81	Signature Bank (a)	3,560
71	Simmons First National Corp. - Class A	2,063
187	SL Green Realty Corp.- REIT	12,230
91	Southside Bancshares, Inc.	1,904
83	Sovran Self Storage, Inc.- REIT	2,990
129	St. Joe Co. (The) (a) (b)	2,270
123	StanCorp. Financial Group, Inc.	5,117
140	Starwood Property Trust, Inc.- REIT	2,794
133	StellarOne Corp.	1,742
421	Sterling Bancshares, Inc.	2,499
72	Stifel Financial Corp. (a)	3,732
496	Strategic Hotels & Resorts, Inc.- REIT (a)	2,316
95	Sun Communities, Inc.- REIT	3,148
293	Sunstone Hotel Investors, Inc.- REIT (a)	2,789
365	Susquehanna Bancshares, Inc.	2,938
90	SVB Financial Group (a)	4,044
210	SWS Group, Inc.	1,092
80	SY Bancorp, Inc.	1,914
105	Symetra Financial Corp.	1,270
1,850	Synovus Financial Corp.	3,755
73	Tanger Factory Outlet Centers- REIT	3,503
120	Taubman Centers, Inc.- REIT	5,824
356	TCF Financial Corp.	4,845
498	TD Ameritrade Holding Corp.	8,337
120	Tejon Ranch Co. (a)	2,903
122	Texas Capital Bancshares, Inc. (a)	2,303
98	TFS Financial Corp.	802
49	Tompkins Financial Corp.	1,880
123	Tower Group, Inc.	3,164
128	TowneBank	1,976
79	Transatlantic Holdings, Inc.	3,997
300	Trustco Bank Corp.	1,683
129	Trustmark Corp.	2,753
335	UDR, Inc.- REIT	7,470
78	UMB Financial Corp.	2,909
181	UMH Properties, Inc.- REIT	1,741
204	Umpqua Holdings Corp.	2,160
108	United Bankshares, Inc.	2,831
196	United Community Banks, Inc. (a)	300
86	United Fire & Casualty Co.	1,784
128	Unitrin, Inc.	3,028
60	Universal Health Realty, Income Trust- REIT	2,104
83	Univest Corp. of Pennsylvania	1,545
84	Urstadt Biddle Properties, Inc. - Class A- REIT	1,546
309	U-Store-It Trust- REIT	2,555
191	Validus Holdings Ltd. (Bermuda)	5,579
351	Valley National Bancorp	4,458
196	Waddell & Reed Financial, Inc. - Class A	6,037
94	Walter Investment Management Corp.- REIT	1,622
283	Washington Federal, Inc.	4,177
133	Washington Real Estate Investment Trust- REIT	4,080
220	Webster Financial Corp.	3,630
300	Weingarten Realty Investors- REIT	7,110
105	WesBanco, Inc.	1,830
2	Wesco Financial Corp.	724
67	Westamerica Bancorporation	3,275
266	Western Alliance Bancorp (a)	1,641
44	Westwood Holdings Group, Inc.	1,579
17	White Mountains Insurance Group Ltd. (Bermuda)	5,397
271	Whitney Holding Corp.	2,545
263	Wilmington Trust Corp.	1,031
64	Wintrust Financial Corp.	1,834
42	World Acceptance Corp. (a)	1,851
252	WR Berkley Corp.	6,726
605	ZipRealty, Inc. (a)	1,500
		1,172,304
	Health Care - 10.6%
68	Abaxis, Inc. (a)	1,836
96	Acorda Therapeutics, Inc. (a)	2,530
230	Affymetrix, Inc. (a)	957
48	Air Methods Corp. (a)	2,363
162	Alere, Inc. (a)	5,169
172	Alexion Pharmaceuticals, Inc. (a)	13,149
152	Align Technology, Inc. (a)	2,658
181	Alkermes, Inc. (a)	1,897
309	Alliance HealthCare Services, Inc. (a)	1,159
290	Allos Therapeutics, Inc. (a)	1,177
294	Allscripts Healthcare Solutions, Inc. (a)	5,160
114	Alnylam Pharmaceuticals, Inc. (a)	1,043
61	AMAG Pharmaceuticals, Inc. (a)	957
180	American Medical Systems Holdings, Inc. (a)	3,227
106	AMERIGROUP Corp. (a)	4,561
82	Amsurg Corp. (a)	1,507
273	Amylin Pharmaceuticals, Inc. (a)	3,498
42	Analogic Corp.	1,952
158	Angiodynamics, Inc. (a)	2,207
115	Ardea Biosciences, Inc. (a)	2,556
425	Ariad Pharmaceuticals, Inc. (a)	1,713
73	Arthrocare Corp. (a)	2,210
53	Assisted Living Concepts, Inc. - Class A (a)	1,602
70	athenahealth, Inc. (a)	2,871
95	Auxilium Pharmaceuticals, Inc. (a) (b)	1,798
120	Beckman Coulter, Inc.	6,565
236	BioMarin Pharmaceutical, Inc. (a)	6,391
45	Bio-Rad Laboratories, Inc. - Class A (a)	4,201
98	Bio-Reference Labs, Inc. (a)	2,055
266	Brookdale Senior Living, Inc. (a)	5,086
193	Bruker Corp. (a)	2,976
77	Cantel Medical Corp.	1,555
88	Catalyst Health Solutions, Inc. (a)	3,777
301	Celera Corp. (a)	1,707
122	Centene Corp. (a)	2,836
144	Cepheid, Inc. (a)	2,835
162	Charles River Laboratories International, Inc. (a)	5,289
49	Chemed Corp.	2,986
190	Community Health Systems, Inc. (a)	6,053
45	Computer Programs & Systems, Inc.	2,101
80	CONMED Corp. (a)	1,721
86	Cooper Cos, Inc. (The)	4,601
142	Covance, Inc. (a)	6,377
120	Cubist Pharmaceuticals, Inc. (a)	2,605
91	Cyberonics, Inc. (a)	2,445
252	Delcath Systems, Inc. (a) (b)	2,535
282	Dendreon Corp. (a)	10,079
148	DexCom, Inc. (a)	1,669
48	Dionex Corp. (a)	4,376
170	Edwards Lifesciences Corp. (a)	11,281
68	Emdeon, Inc. - Class A (a)	848
52	Emergency Medical Services Corp. - Class A (a)	2,576
92	Emergent Biosolutions, Inc. (a)	1,685
85	Emeritus Corp. (a)	1,533
255	Endo Pharmaceuticals Holdings, Inc. (a)	9,183
182	Enzon Pharmaceuticals, Inc. (a)	2,024
312	Exelixis, Inc. (a)	1,806
111	Genomic Health, Inc. (a)	2,048
58	Genoptix, Inc. (a)	990
105	Gen-Probe, Inc. (a)	5,445
78	Gentiva Health Services, Inc. (a)	1,792
1,382	GenVec, Inc. (a)	663
329	Geron Corp. (a) (b)	1,885
84	Greatbatch, Inc. (a)	1,840
60	Haemonetics Corp. (a)	3,527
326	Halozyme Therapeutics, Inc. (a)	2,256
98	Hanger Orthopedic Group, Inc. (a)	1,880
536	Health Management Associates, Inc. - Class A (a)	4,776
211	Health Net, Inc. (a)	5,697
221	Healthsouth Corp. (a)	3,978
147	Healthspring, Inc. (a)	3,944
91	Healthways, Inc. (a)	878
41	HeartWare International, Inc. (a)	3,770
163	Henry Schein, Inc. (a)	9,361
146	Hill-Rom Holdings, Inc.	5,779
65	HMS Holdings Corp. (a)	4,096
492	Hologic, Inc. (a)	8,069
336	Human Genome Sciences, Inc. (a)	8,242
45	ICU Medical, Inc. (a)	1,649
77	IDEXX Laboratories, Inc. (a)	4,944
242	Illumina, Inc. (a)	14,549
178	Immucor, Inc. (a)	3,270
218	Immunogen, Inc. (a)	1,814
153	Impax Laboratories, Inc. (a)	2,739
317	Incyte Corp. Ltd. (a)	4,600
270	Inspire Pharmaceuticals, Inc. (a)	1,885
95	Insulet Corp. (a)	1,289
46	Integra LifeSciences Holdings Corp. (a)	1,995
98	InterMune, Inc. (a)	1,231
70	Invacare Corp.	1,889
48	IPC The Hospitalist Co., Inc. (a)	1,556
239	Isis Pharmaceuticals, Inc. (a)	2,255
113	Kindred Healthcare, Inc. (a)	1,824
119	Kinetic Concepts, Inc. (a)	4,725
32	Landauer, Inc.	2,100
1,201	Lexicon Pharmaceuticals, Inc. (a)	1,633
56	LHC Group, Inc. (a)	1,481
104	LifePoint Hospitals, Inc. (a)	3,767
168	Lincare Holdings, Inc.	4,326
135	Luminex Corp. (a)	2,279
80	Magellan Health Services, Inc. (a)	3,896
155	MannKind Corp. (a) (b)	973
81	MAP Pharmaceuticals, Inc. (a)	1,164
109	Martek Biosciences Corp. (a)	2,398
128	Masimo Corp.	3,950
140	MedAssets, Inc. (a)	2,596
193	Medicines Co. (The) (a)	2,544
153	Medicis Pharmaceutical Corp. - Class A	4,032
123	Medidata Solutions, Inc. (a)	2,448
164	Medivation, Inc. (a) (b)	1,858
103	Mednax, Inc. (a)	6,304
111	Meridian Bioscience, Inc.	2,466
108	Merit Medical Systems, Inc. (a)	1,646
61	Mettler-Toledo International, Inc. (a)	8,856
218	Micromet, Inc. (a)	1,583
145	Momenta Pharmaceuticals, Inc. (a) (b)	2,211
39	MWI Veterinary Supply, Inc. (a)	2,383
216	Myriad Genetics, Inc. (a)	4,650
73	National Healthcare Corp.	3,162
121	Natus Medical, Inc. (a)	1,556
241	Nektar Therapeutics (a)	3,053
72	Neogen Corp. (a)	2,675
82	NuVasive, Inc. (a) (b)	1,916
130	NxStage Medical, Inc. (a)	2,813
282	Omnicare, Inc.	6,503
106	Omnicell, Inc. (a)	1,420
151	Onyx Pharmaceuticals, Inc. (a)	4,447
102	Optimer Pharmaceuticals, Inc. (a)	966
46	Orthofix International NV (Netherlands Antilles) (a)	1,251
127	Owens & Minor, Inc.	3,588
105	Par Pharmaceutical Cos, Inc. (a)	3,773
133	Parexel International Corp. (a)	2,335
345	PDL BioPharma, Inc.	1,994
196	Perrigo Co.	11,807
244	Pharmaceutical Product Development, Inc.	6,080
88	Pharmasset, Inc. (a)	3,812
104	PharMerica Corp. (a)	1,129
186	Protalix BioTherapeutics, Inc. (a) (b)	1,626
128	PSS World Medical, Inc. (a)	2,637
41	Quality Systems, Inc.	2,644
239	Questcor Pharmaceuticals, Inc. (a)	3,403
123	Quidel Corp. (a)	1,625
136	Regeneron Pharmaceuticals, Inc. (a)	3,920
77	RehabCare Group, Inc. (a)	1,558
298	ResMed, Inc. (a)	9,521
168	Rigel Pharmaceuticals, Inc. (a)	1,341
125	Salix Pharmaceuticals Ltd. (a)	5,581
193	Savient Pharmaceuticals, Inc. (a)	2,279
264	Seattle Genetics, Inc. (a)	3,986
242	Sequenom, Inc. (a)	1,663
90	Sirona Dental Systems, Inc. (a)	3,401
61	SonoSite, Inc. (a)	1,853
119	STERIS Corp.	4,095
56	Sun Healthcare Group, Inc. (a)	549
139	Talecris Biotherapeutics Holdings Corp. (a)	3,016
66	Targacept, Inc. (a)	1,399
80	Techne Corp.	4,806
87	Teleflex, Inc.	4,345
152	Theravance, Inc. (a)	3,797
126	Thoratec Corp. (a)	3,207
82	Triple-S Management Corp. - Class B (Puerto Rico) (a)	1,575
103	United Therapeutics Corp. (a)	6,482
181	Universal American Corp.	2,684
148	Universal Health Services, Inc. - Class B	6,086
252	Valeant Pharmaceuticals International, Inc. (Canada)	6,519
108	Vanda Pharmaceuticals, Inc. (a)	870
143	VCA Antech, Inc. (a)	3,124
400	Vertex Pharmaceuticals, Inc. (a)	13,252
207	Viropharma, Inc. (a)	3,198
265	Vivus, Inc. (a) (b)	1,723
99	Volcano Corp. (a)	2,628
84	WellCare Health Plans, Inc. (a)	2,365
69	West Pharmaceutical Services, Inc.	2,616
122	Wright Medical Group, Inc. (a)	1,609
66	Zoll Medical Corp. (a)	2,206
		591,657
	Industrials - 14.0%
306	A123 Systems, Inc. (a) (b)	2,353
96	AAR Corp. (a)	2,358
95	ABM Industries, Inc.	2,188
171	ACCO Brands Corp. (a)	1,200
171	Actuant Corp. - Class A	4,041
64	Acuity Brands, Inc.	3,447
88	Administaff, Inc.	2,490
49	Advisory Board Co. (The) (a)	2,326
250	Aecom Technology Corp. (a)	6,440
64	Aerovironment, Inc. (a)	1,581
152	AGCO Corp. (a)	6,861
230	Aircastle Ltd. (Bermuda)	2,203
379	AirTran Holdings, Inc. (a)	2,820
75	Alaska Air Group, Inc. (a)	4,125
91	Albany International Corp. - Class A	1,920
94	Alexander & Baldwin, Inc.	3,298
40	Allegiant Travel Co.	1,997
54	Alliant Techsystems, Inc.	3,991
20	Amerco, Inc. (a)	1,939
169	American Reprographics Co. (a)	1,188
27	American Science & Engineering, Inc.	2,177
105	American Superconductor Corp. (a) (b)	3,494
24	Ameron International Corp.	1,699
194	AMETEK, Inc.	11,479
463	AMR Corp. (a)	3,963
85	AO Smith Corp.	3,350
175	Apogee Enterprises, Inc.	1,969
84	Applied Industrial Technologies, Inc.	2,510
73	Arkansas Best Corp.	1,798
57	Armstrong World Industries, Inc.	2,763
262	ArvinMeritor, Inc. (a)	4,677
71	Astec Industries, Inc. (a)	2,126
64	Atlas Air Worldwide Holdings, Inc. (a)	3,492
225	Avis Budget Group, Inc. (a)	2,990
47	AZZ, Inc.	1,752
249	Babcock & Wilcox Co. (a)	6,048
49	Badger Meter, Inc. (b)	2,079
97	Baldor Electric Co.	6,141
125	Barnes Group, Inc.	2,386
207	BE Aerospace, Inc. (a)	7,349
123	Beacon Roofing Supply, Inc. (a)	2,114
105	Belden, Inc.	3,494
159	Blount International, Inc. (a)	2,458
90	Brady Corp. - Class A	2,784
101	Briggs & Stratton Corp.	1,758
104	Brink's Co. (The)	2,552
309	Broadwind Energy, Inc. (a)	590
184	Bucyrus International, Inc.	16,405
1,157	Capstone Turbine Corp. (a)	905
105	Carlisle Cos., Inc.	3,845
224	CBIZ, Inc. (a)	1,348
205	Cenveo, Inc. (a)	1,050
84	Ceradyne, Inc. (a)	2,219
87	Chart Industries, Inc. (a)	2,752
57	CIRCOR International, Inc.	2,252
103	CLARCOR, Inc.	4,193
40	Clean Harbors, Inc. (a)	2,962
122	Comfort Systems USA, Inc.	1,360
29	Consolidated Graphics, Inc. (a)	1,379
104	Con-way, Inc.	3,515
133	Copart, Inc. (a)	4,719
82	Corporate Executive Board Co. (The)	2,845
245	Corrections Corp. of America (a)	5,917
46	CoStar Group, Inc. (a)	2,426
285	Covanta Holding Corp.	4,480
113	Crane Co.	4,235
48	Cubic Corp.	2,190
84	Curtiss-Wright Corp.	2,610
1,372	Delta Air Lines, Inc. (a)	18,769
124	Deluxe Corp.	2,628
117	DigitalGlobe, Inc. (a)	3,455
74	Dollar Thrifty Automotive Group, Inc. (a)	3,398
127	Donaldson Co., Inc.	6,895
148	Dycom Industries, Inc. (a)	1,957
240	Eagle Bulk Shipping, Inc. (Marshall Islands) (a)	1,200
150	EMCOR Group, Inc. (a)	4,020
82	Encore Wire Corp.	1,868
280	EnergySolutions, Inc.	1,400
57	EnerNOC, Inc. (a) (b)	1,398
113	EnerSys (a)	3,411
96	Ennis, Inc.	1,639
57	EnPro Industries, Inc. (a)	2,089
57	ESCO Technologies, Inc.	2,000
70	Esterline Technologies Corp. (a)	4,122
58	Exponent, Inc. (a)	2,025
182	Federal Signal Corp.	1,167
240	Force Protection, Inc. (a)	1,231
72	Forward Air Corp.	1,981
60	Franklin Electric Co., Inc.	2,335
120	FTI Consulting, Inc. (a)	4,277
64	G&K Services, Inc. - Class A	1,775
118	Gardner Denver, Inc.	7,723
82	GATX Corp.	2,720
99	Genco Shipping & Trading Ltd. (Marshall Islands) (a) (b)	1,453
142	General Cable Corp. (a)	4,656
80	Genesee & Wyoming, Inc. - Class A (a)	3,799
119	Geo Group, Inc. (The) (a)	2,868
65	GeoEye, Inc. (a)	2,591
66	Gorman-Rupp Co. (The)	1,962
124	Graco, Inc.	4,459
317	GrafTech International Ltd. (a)	6,213
81	Granite Construction, Inc.	2,055
146	Griffon Corp. (a)	1,770
170	Harsco Corp.	4,090
158	Healthcare Services Group, Inc.	2,517
107	Heartland Express, Inc.	1,653
37	HEICO Corp.	1,946
66	HEICO Corp. - Class A	2,573
54	Heidrick & Struggles International, Inc.	1,122
117	Herman Miller, Inc.	2,520
327	Hertz Global Holdings, Inc. (a)	4,009
219	Hexcel Corp. (a)	3,756
91	HNI Corp.	2,424
84	HUB Group, Inc. - Class A (a)	2,741
75	Hubbell, Inc. - Class B	4,242
73	Huron Consulting Group, Inc. (a)	1,658
73	ICF International, Inc. (a)	1,748
171	IDEX Corp.	6,407
73	IHS, Inc. - Class A (a)	5,279
73	II-VI, Inc. (a)	2,981
102	Insituform Technologies, Inc. - Class A (a)	2,258
166	Interface, Inc. - Class A	2,397
90	Interline Brands, Inc. (a)	1,854
161	JB Hunt Transport Services, Inc.	5,877
598	JetBlue Airways Corp. (a)	4,060
87	John Bean Technologies Corp.	1,605
225	Joy Global, Inc.	17,172
80	Kaman Corp.	2,254
205	Kansas City Southern (a)	9,705
72	KAR Auction Services, Inc. (a)	868
80	Kaydon Corp.	2,798
311	KBR, Inc.	8,422
88	Kelly Services, Inc. - Class A (a)	1,573
173	Kennametal, Inc.	5,851
121	Kforce, Inc. (a)	1,828
106	Kirby Corp. (a)	4,735
119	Knight Transportation, Inc.	2,294
123	Knoll, Inc.	1,888
108	Korn/Ferry International (a)	1,871
104	Landstar System, Inc.	3,739
64	Layne Christensen Co. (a)	2,110
86	Lennox International, Inc.	3,783
97	Lincoln Electric Holdings, Inc.	5,981
43	Lindsay Corp.	2,539
34	M&F Worldwide Corp. (a)	801
346	Manitowoc Co., Inc. (The)	3,799
142	Manpower, Inc.	7,997
150	MasTec, Inc. (a)	2,150
66	McGrath Rentcorp	1,843
52	Middleby Corp. (a)	4,184
79	Mine Safety Appliances Co.	2,277
103	Mobile Mini, Inc. (a)	1,861
69	Moog, Inc. - Class A (a)	2,543
74	MSC Industrial Direct Co. - Class A	4,450
92	Mueller Industries, Inc.	2,805
460	Mueller Water Products, Inc. - Class A	1,619
94	MYR Group, Inc. (a)	1,482
18	NACCO Industries, Inc. - Class A	1,667
14	National Presto Industries, Inc.	1,625
134	Navigant Consulting, Inc. (a)	1,115
131	Navistar International Corp. (a)	6,705
57	Nordson Corp.	4,528
112	Old Dominion Freight Line, Inc. (a)	3,235
136	Orbital Sciences Corp. (a)	2,217
95	Orion Marine Group, Inc. (a)	1,277
194	Oshkosh Corp. (a)	5,568
239	Owens Corning (a)	6,288
161	Pentair, Inc.	5,297
88	Polypore International, Inc. (a)	2,797
106	Quanex Building Products Corp.	1,753
180	RailAmerica, Inc. (a)	2,232
68	Raven Industries, Inc.	3,019
80	RBC Bearings, Inc. (a)	2,951
66	Regal-Beloit Corp.	4,026
102	Resources Connection, Inc.	1,706
49	RINO International Corp. (a) (b) (c)	297
75	Robbins & Myers, Inc.	2,326
59	Rollins, Inc.	1,594
283	RSC Holdings, Inc. (a)	2,205
1	Seaboard Corp.	1,862
152	SFN Group, Inc. (a)	1,303
202	Shaw Group, Inc. (The) (a)	6,474
92	Simpson Manufacturing Co., Inc.	2,380
141	Skywest, Inc.	2,283
188	Spirit Aerosystems Holdings, Inc. - Class A (a)	3,660
118	SPX Corp.	7,750
198	Steelcase, Inc. - Class A	1,897
56	Sun Hydraulics Corp.	1,745
91	SYKES Enterprises, Inc. (a)	1,674
248	Taser International, Inc. (a)	999
82	Team, Inc. (a)	1,670
69	Teledyne Technologies, Inc. (a)	2,775
70	Tennant Co.	2,390
259	Terex Corp. (a)	6,289
127	Tetra Tech, Inc. (a)	2,935
61	Textainer Group Holdings Ltd. (Bermuda)	1,697
95	Thomas & Betts Corp. (a)	4,223
218	Timken Co.	9,496
53	Toro Co. (The)	3,085
181	Towers Watson & Co. - Class A	9,086
90	TransDigm Group, Inc. (a)	6,165
100	Tredegar Corp.	1,863
191	Trinity Industries, Inc.	4,374
39	Triumph Group, Inc.	3,281
121	TrueBlue, Inc. (a)	1,994
87	Tutor Perini Corp.	1,657
68	Tyco International Ltd. (Switzerland)	2,577
32	Unifirst Corp.	1,641
546	United Continental Holdings, Inc. (a)	15,113
198	United Rentals, Inc. (a)	3,885
42	United Stationers, Inc. (a)	2,666
48	Universal Forest Products, Inc.	1,569
190	URS Corp. (a)	7,513
363	US Airways Group, Inc. (a)	4,051
179	USG Corp. (a)	2,272
232	UTi Worldwide, Inc. (Virgin Islands, British)	4,466
51	Valmont Industries, Inc.	4,124
138	Verisk Analytics, Inc. - Class A (a)	4,177
74	Viad Corp.	1,758
164	Vicor Corp.	2,752
135	WABCO Holdings, Inc. (a)	6,710
107	Wabtec Corp.	4,947
220	Waste Connections, Inc.	5,720
55	Watsco, Inc.	3,315
62	Watts Water Technologies, Inc. - Class A	2,018
100	Werner Enterprises, Inc.	2,158
107	WESCO International, Inc. (a)	5,106
149	Woodward Governor Co.	5,029
434	YRC Worldwide, Inc. (a) (b)	1,515
		781,130
	Information Technology - 15.8%
102	ACI Worldwide, Inc. (a)	2,590
148	Acme Packet, Inc. (a)	7,249
1,040	Activision Blizzard, Inc.	12,210
181	Acxiom Corp. (a)	3,079
292	ADC Telecommunications, Inc. (a)	3,714
790	ADPT Corp. (a)	2,338
121	ADTRAN, Inc.	3,768
119	Advanced Energy Industries, Inc. (a)	1,390
60	Advent Software, Inc. (a)	3,095
117	Alliance Data Systems Corp. (a)	7,380
288	Amkor Technology, Inc. (a)	2,004
80	Ancestry.com, Inc. (a)	2,286
52	Anixter International, Inc.	2,905
175	ANSYS, Inc. (a)	8,488
262	AOL, Inc. (a)	6,335
211	Applied Micro Circuits Corp. (a)	1,958
229	Ariba, Inc. (a)	4,634
280	Arris Group, Inc. (a)	2,803
201	Arrow Electronics, Inc. (a)	6,233
486	Art Technology Group, Inc. (a)	2,901
257	Aruba Networks, Inc. (a)	5,448
219	Aspen Technology, Inc. (a)	2,738
132	Atheros Communications, Inc. (a)	4,298
889	Atmel Corp. (a)	9,237
106	ATMI, Inc. (a)	1,903
117	Avid Technology, Inc. (a)	1,823
307	Avnet, Inc. (a)	9,410
97	AVX Corp.	1,388
118	Benchmark Electronics, Inc. (a)	1,896
84	Black Box Corp.	3,010
76	Blackbaud, Inc.	1,924
76	Blackboard, Inc. (a) (b)	3,158
89	Blue Coat Systems, Inc. (a)	2,367
107	Bottomline Technologies, Inc. (a)	2,026
203	Brightpoint, Inc. (a)	1,665
314	Broadridge Financial Solutions, Inc.	6,465
1,040	Brocade Communications Systems, Inc. (a)	5,179
172	Brooks Automation, Inc. (a)	1,247
54	Cabot Microelectronics Corp. (a)	2,131
65	CACI International, Inc. - Class A (a)	3,271
587	Cadence Design Systems, Inc. (a)	4,614
72	Cardtronics, Inc. (a)	1,217
138	Cavium Networks, Inc. (a)	5,078
81	Checkpoint Systems, Inc. (a)	1,453
263	Ciena Corp. (a) (b)	3,984
241	Cirrus Logic, Inc. (a) (b)	3,680
103	Cognex Corp.	2,880
68	Coherent, Inc. (a)	2,809
200	CommScope, Inc. (a)	6,322
97	CommVault Systems, Inc. (a)	2,826
96	Compellent Technologies, Inc. (a)	2,496
116	comScore, Inc. (a)	2,552
74	Comtech Telecommunications Corp.	2,195
85	Concur Technologies, Inc. (a)	4,353
334	Conexant Systems, Inc. (a)	454
90	Constant Contact, Inc. (a) (b)	2,303
291	Convergys Corp. (a)	3,751
247	CoreLogic, Inc.	4,498
181	Cree, Inc. (a)	11,798
104	CSG Systems International, Inc. (a)	1,957
71	Cymer, Inc. (a)	2,703
320	Cypress Semiconductor Corp. (a)	5,014
112	DealerTrack Holdings, Inc. (a)	2,139
64	DG FastChannel, Inc. (a)	1,615
163	Diebold, Inc.	5,121
89	Digital River, Inc. (a)	3,277
90	Diodes, Inc. (a)	2,223
89	Dolby Laboratories, Inc. - Class A (a)	5,633
92	DST Systems, Inc.	3,943
40	DTS, Inc. (a)	1,878
285	Earthlink, Inc.	2,555
114	Ebix, Inc. (a)	2,366
163	Echelon Corp. (a)	1,553
131	EchoStar Corp. - Class A (a)	2,642
233	Electronics for Imaging, Inc. (a)	3,050
177	Emulex Corp. (a)	2,004
576	Energy Conversion Devices, Inc. (a) (b)	2,586
428	Entegris, Inc. (a)	2,782
159	Entropic Communications, Inc. (a)	1,421
170	Epicor Software Corp. (a)	1,591
62	Equinix, Inc. (a)	4,811
135	Euronet Worldwide, Inc. (a)	2,209
98	ExlService Holdings, Inc. (a)	2,026
145	F5 Networks, Inc. (a)	19,123
96	Factset Research Systems, Inc.	8,512
127	Fair Isaac Corp.	2,965
297	Fairchild Semiconductor International, Inc. (a)	4,173
66	FARO Technologies, Inc. (a)	1,714
104	FEI Co. (a)	2,475
249	Finisar Corp. (a)	4,761
134	Formfactor, Inc. (a)	1,244
55	Forrester Research, Inc.	1,906
191	Gartner, Inc. (a)	6,144
238	Genpact Ltd. (Bermuda) (a)	3,313
139	Global Payments, Inc.	5,777
125	GSI Commerce, Inc. (a)	2,981
436	GT Solar International, Inc. (a) (b)	2,917
307	Harmonic, Inc. (a)	2,075
111	Heartland Payment Systems, Inc.	1,753
77	Hittite Microwave Corp. (a)	4,407
181	IAC/InterActiveCorp. (a)	5,097
225	Imation Corp. (a)	2,138
253	Infinera Corp. (a)	2,064
164	Informatica Corp. (a)	6,770
142	Infospace, Inc. (a)	1,096
322	Ingram Micro, Inc. - Class A (a)	5,748
118	Insight Enterprises, Inc. (a)	1,488
449	Integrated Device Technology, Inc. (a)	2,887
111	InterDigital, Inc. (a)	3,671
140	Intermec, Inc. (a)	1,583
148	International Rectifier Corp. (a)	4,197
268	Intersil Corp. - Class A	3,417
94	Intevac, Inc. (a)	1,250
67	IPG Photonics Corp. (a)	1,920
96	Itron, Inc. (a)	5,450
164	Ixia - Class A (a)	2,601
110	j2 Global Communications, Inc. (a)	2,946
181	Jack Henry & Associates, Inc.	4,949
100	JDA Software Group, Inc. (a)	2,641
225	Kulicke & Soffa Industries, Inc. (a)	1,492
232	L-1 Identity Solutions, Inc. (a)	2,745
198	Lam Research Corp. (a)	8,975
572	Lattice Semiconductor Corp. (a)	2,545
367	Lawson Software, Inc. (a)	3,153
163	Lender Processing Services, Inc.	5,016
55	Littelfuse, Inc.	2,545
234	LivePerson, Inc. (a)	2,260
73	LogMeIn, Inc. (a)	3,197
159	LoopNet, Inc. (a)	1,695
57	Loral Space & Communications, Inc. (a)	4,166
188	LTX-Credence Corp. (a)	1,481
66	Manhattan Associates, Inc. (a)	2,052
59	Mantech International Corp. - Class A (a)	2,355
1,004	Marvell Technology Group Ltd. (Bermuda) (a)	19,367
304	Maxim Integrated Products, Inc.	7,068
40	MAXIMUS, Inc.	2,428
93	Maxwell Technologies, Inc. (a)	1,504
270	Mentor Graphics Corp. (a)	3,036
122	Methode Electronics, Inc.	1,246
180	Micrel, Inc.	2,228
173	MICROS Systems, Inc. (a)	7,564
197	Microsemi Corp. (a)	4,362
21	MicroStrategy, Inc. - Class A (a)	1,818
125	MKS Instruments, Inc. (a)	2,546
155	ModusLink Global Solutions, Inc. (a)	1,039
103	Monolithic Power Systems, Inc. (a)	1,661
59	MTS Systems Corp.	2,261
127	National Instruments Corp.	4,333
342	NCR Corp. (a)	4,921
83	Netgear, Inc. (a)	2,638
165	Netlogic Microsystems, Inc. (a)	5,148
112	Netscout Systems, Inc. (a)	2,474
114	NetSuite, Inc. (a)	2,829
148	NeuStar, Inc. - Class A (a)	3,824
122	Newport Corp. (a)	1,773
255	NIC, Inc.	2,129
500	Nuance Communications, Inc. (a)	8,838
140	Oclaro, Inc. (a)	1,358
136	Omnivision Technologies, Inc. (a)	3,847
827	ON Semiconductor Corp. (a)	6,744
70	OpenTable, Inc. (a)	5,078
90	Oplink Communications, Inc. (a)	1,556
54	OSI Systems, Inc. (a)	1,883
244	Parametric Technology Corp. (a)	5,226
64	Park Electrochemical Corp.	1,754
46	Pegasystems, Inc.	1,424
117	Perficient, Inc. (a)	1,320
94	Plantronics, Inc.	3,362
78	Plexus Corp. (a)	2,117
459	PMC - Sierra, Inc. (a)	3,328
173	Polycom, Inc. (a)	6,402
57	Power Integrations, Inc.	2,297
229	Power-One, Inc. (a) (b)	2,164
87	Progress Software Corp. (a)	3,356
639	Quantum Corp. (a)	2,320
152	Quest Software, Inc. (a)	3,846
249	Rackspace Hosting, Inc. (a)	7,263
106	Radiant Systems, Inc. (a)	1,913
194	Rambus, Inc. (a)	3,882
313	RealNetworks, Inc. (a)	1,070
631	RF Micro Devices, Inc. (a)	4,423
104	RightNow Technologies, Inc. (a)	2,634
300	Riverbed Technology, Inc. (a)	10,173
98	Rofin-Sinar Technologies, Inc. (a)	2,814
52	Rogers Corp. (a)	1,715
231	Rovi Corp. (a)	12,744
180	Sanmina-SCI Corp. (a)	1,881
250	Sapient Corp.	2,983
113	SAVVIS, Inc. (a)	2,840
55	Scansource, Inc. (a)	1,604
149	Semtech Corp. (a)	3,485
213	Sigma Designs, Inc. (a)	2,556
88	Silicon Laboratories, Inc. (a)	3,738
250	Skyworks Solutions, Inc. (a)	6,363
173	SolarWinds, Inc. (a)	3,090
145	Solera Holdings, Inc.	6,960
163	Sonic Solutions, Inc. (a)	1,627
765	Sonus Networks, Inc. (a)	2,050
75	Sourcefire, Inc. (a)	2,035
109	SRA International, Inc. - Class A (a)	2,139
84	Standard Microsystems Corp. (a)	2,289
181	STEC, Inc. (a)	3,076
56	Stratasys, Inc. (a)	1,894
149	SuccessFactors, Inc. (a)	4,495
242	SunPower Corp. - Class A (a) (b)	2,822
179	Super Micro Computer, Inc. (a)	1,844
114	Sycamore Networks, Inc.	3,422
80	Synaptics, Inc. (a)	2,280
84	Synchronoss Technologies, Inc. (a)	2,183
46	SYNNEX Corp. (a)	1,318
311	Synopsys, Inc. (a)	7,990
65	Syntel, Inc.	3,103
244	Take-Two Interactive Software, Inc. (a)	2,700
113	Taleo Corp. - Class A (a)	3,469
83	Tech Data Corp. (a)	3,658
143	Tekelec (a)	1,766
344	TeleCommunication Systems, Inc. - Class A (a)	1,603
101	TeleTech Holdings, Inc. (a)	1,915
214	Terremark Worldwide, Inc. (a)	2,561
142	Tessera Technologies, Inc. (a)	2,827
362	THQ, Inc. (a)	1,846
366	TIBCO Software, Inc. (a)	7,188
320	TiVo, Inc. (a)	2,630
77	TNS, Inc. (a)	1,480
243	Trimble Navigation Ltd. (a)	9,049
339	TriQuint Semiconductor, Inc. (a)	4,037
252	TTM Technologies, Inc. (a)	3,340
92	Tyler Technologies, Inc. (a)	1,878
57	Ultimate Software Group, Inc. (a)	2,501
107	Unisys Corp. (a)	2,419
290	United Online, Inc.	1,846
132	Universal Display Corp. (a)	3,268
258	ValueClick, Inc. (a)	4,009
162	Varian Semiconductor Equipment Associates, Inc. (a)	5,108
90	Veeco Instruments, Inc. (a) (b)	3,958
195	VeriFone Systems, Inc. (a)	6,776
83	Viasat, Inc. (a)	3,433
64	Viasystems Group, Inc. (a)	1,110
111	VirnetX Holding Corp.	1,541
377	Vishay Intertechnology, Inc. (a)	5,376
110	Vishay Precision Group, Inc. (a)	1,843
114	VMware, Inc. - Class A (a)	9,293
84	Volterra Semiconductor Corp. (a)	1,892
93	WebMD Health Corp. (a)	4,775
114	Websense, Inc. (a)	2,363
80	Wright Express Corp. (a)	3,446
127	Zebra Technologies Corp. - Class A (a)	4,628
165	Zoran Corp. (a)	1,135
		883,918
	Materials - 6.6%
78	A Schulman, Inc.	1,580
180	Albemarle Corp.	9,736
228	Allied Nevada Gold Corp. (a)	6,097
62	AMCOL International Corp.	1,732
138	Aptargroup, Inc.	6,302
57	Arch Chemicals, Inc.	1,979
145	Ashland, Inc.	7,378
84	Balchem Corp.	2,601
251	Boise, Inc.	1,845
69	Brush Engineered Materials, Inc. (a)	2,429
106	Buckeye Technologies, Inc.	2,112
141	Cabot Corp.	5,048
150	Calgon Carbon Corp. (a)	2,096
102	Carpenter Technology Corp.	3,720
277	Celanese Corp. - Class A	10,249
167	Century Aluminum Co. (a)	2,312
20	CF Industries Holdings, Inc.	2,415
33	Clearwater Paper Corp. (a)	2,657
216	Coeur d'Alene Mines Corp. (a)	5,260
274	Commercial Metals Co.	4,211
68	Compass Minerals International, Inc.	5,617
335	Crown Holdings, Inc. (a)	10,395
113	Cytec Industries, Inc.	5,405
35	Deltic Timber Corp.	1,820
83	Domtar Corp.	6,301
103	Eagle Materials, Inc.	2,561
235	Ferro Corp. (a)	3,353
227	Globe Specialty Metals, Inc.	3,680
197	Graphic Packaging Holding Co. (a)	733
72	Greif, Inc. - Class A	4,208
107	HB Fuller Co.	2,244
619	Hecla Mining Co. (a)	5,936
149	Horsehead Holding Corp. (a)	1,733
433	Huntsman Corp.	6,699
71	Innophos Holdings, Inc.	2,418
113	Intrepid Potash, Inc. (a)	3,463
43	Kaiser Aluminum Corp.	2,017
151	KapStone Paper and Packaging Corp. (a)	2,223
58	Koppers Holdings, Inc.	1,659
314	Louisiana-Pacific Corp. (a)	2,575
130	Lubrizol Corp.	13,593
71	Martin Marietta Materials, Inc. (b)	6,002
35	Minerals Technologies, Inc.	2,129
98	Molycorp, Inc. (a)	2,844
359	Mosaic Co. (The)	24,279
282	Nalco Holding Co.	8,296
24	NewMarket Corp.	3,019
177	Olin Corp.	3,234
42	Olympic Steel, Inc.	884
65	OM Group, Inc. (a)	2,444
197	Omnova Solutions, Inc. (a)	1,730
217	Packaging Corp. of America - Class A	5,566
130	PH Glatfelter Co.	1,617
230	PolyOne Corp. (a)	2,866
161	Reliance Steel & Aluminum Co.	7,156
86	Rock-Tenn Co. - Class A	4,652
140	Rockwood Holdings, Inc. (a)	5,344
122	Royal Gold, Inc.	6,285
261	RPM International, Inc.	5,345
80	RTI International Metals, Inc. (a)	2,270
50	Schnitzer Steel Industries, Inc. - Class A	2,855
43	Schweitzer-Mauduit International, Inc.	2,701
104	Scotts Miracle-Gro Co. (The) - Class A	5,196
107	Sensient Technologies Corp.	3,635
118	Silgan Holdings, Inc.	4,040
280	Solutia, Inc. (a)	5,986
196	Sonoco Products Co.	6,421
326	Southern Copper Corp.	13,669
467	Steel Dynamics, Inc.	7,444
31	Stepan Co.	2,187
150	Stillwater Mining Co. (a)	2,838
234	Temple-Inland, Inc.	4,907
52	Texas Industries, Inc. (b)	1,959
272	US Gold Corp. (a)	1,784
199	Valspar Corp.	6,575
117	Walter Energy, Inc.	12,009
165	Wausau Paper Corp.	1,272
46	Westlake Chemical Corp.	1,737
531	WHX Corp. (a)	5,772
150	Worthington Industries, Inc.	2,403
129	WR Grace & Co. (a)	4,318
62	Zep, Inc.	1,125
		367,187
	Telecommunication Services - 1.7%
44	AboveNet, Inc.	2,583
30	Atlantic Tele-Network, Inc.	1,029
543	Cincinnati Bell, Inc. (a)	1,325
194	Clearwire Corp. - Class A (a) (b)	1,362
146	Cogent Communications Group, Inc. (a)	1,764
87	Consolidated Communications Holdings, Inc.	1,603
653	Crown Castle International Corp. (a)	27,126
151	Global Crossing Ltd. (Bermuda) (a)	2,019
892	Globalstar, Inc. (a) (b)	1,374
71	Hughes Communications, Inc. (a)	2,812
202	Leap Wireless International, Inc. (a)	2,199
3,790	Level 3 Communications, Inc. (a)	3,790
115	Neutral Tandem, Inc. (a)	1,653
334	NII Holdings, Inc. (a)	12,946
119	NTELOS Holdings Corp.	2,021
388	PAETEC Holding Corp. (a)	1,436
207	Premiere Global Services, Inc. (a)	1,461
222	SBA Communications Corp. - Class A (a)	8,691
90	Shenandoah Telecommunications Co.	1,574
151	Syniverse Holdings, Inc. (a)	4,615
160	Telephone & Data Systems, Inc.	5,709
217	tw telecom, Inc. (a)	3,576
34	United States Cellular Corp. (a)	1,557
458	Vonage Holdings Corp. (a)	1,108
88	Windstream Corp.	1,148
		96,481
	Utilities - 4.2%
147	AGL Resources, Inc.	5,399
106	Allete, Inc.	3,745
200	Alliant Energy Corp.	7,262
84	American States Water Co.	3,073
370	American Water Works Co., Inc.	9,069
320	Aqua America, Inc.	6,896
173	Atmos Energy Corp.	5,202
156	Avista Corp.	3,334
107	Black Hills Corp.	3,247
81	California Water Service Group	3,013
1,058	Calpine Corp. (a)	12,802
62	CH Energy Group, Inc.	2,892
80	Chesapeake Utilities Corp.	3,007
149	Cleco Corp.	4,519
191	DPL, Inc.	4,838
460	Dynegy, Inc. (a)	2,341
147	El Paso Electric Co. (a)	3,872
151	Empire District Electric Co. (The)	3,254
142	Energen Corp.	6,187
307	Great Plains Energy, Inc.	5,726
235	Hawaiian Electric Industries, Inc.	5,144
120	IDACORP, Inc.	4,358
90	ITC Holdings Corp.	5,450
81	Laclede Group, Inc. (The)	2,863
373	MDU Resources Group, Inc.	7,624
88	MGE Energy, Inc.	3,634
351	Mirant Corp. (a)	3,482
129	National Fuel Gas Co.	8,173
102	New Jersey Resources Corp.	4,397
78	Northwest Natural Gas Co.	3,808
127	NorthWestern Corp.	3,659
196	NSTAR	8,114
462	NV Energy, Inc.	6,325
153	OGE Energy Corp.	6,810
72	Ormat Technologies, Inc.	1,930
101	Otter Tail Corp.	2,077
168	Piedmont Natural Gas Co., Inc.	4,969
245	PNM Resources, Inc.	2,935
215	Portland General Electric Co.	4,552
193	Questar Corp.	3,206
1,024	RRI Energy, Inc. (a)	3,604
86	South Jersey Industries, Inc.	4,402
126	Southwest Gas Corp.	4,414
181	UGI Corp.	5,370
107	UIL Holdings Corp.	3,143
97	Unisource Energy Corp.	3,411
202	Vectren Corp.	5,232
250	Westar Energy, Inc.	6,228
107	WGL Holdings, Inc.	3,880
		232,872

	Total Common Stocks - 99.1%
	(Cost $5,020,946)	5,529,707

	Tracking Stocks (d) - 0.8%
	Consumer Discretionary - 0.7%
191	Liberty Media Corp. - Capital - Class A (a)	10,998
1,233	Liberty Media Corp. - Interactive - Class A (a)	19,062
127	Liberty Media Corp. - Starz - Class A (a)	7,981
		38,041
	Industrials - 0.1%
149	Acacia Research - Acacia Technologies (a)	4,060

	Total Tracking Stocks - 0.8%	42,101
	(Cost $31,037)

	Long-Term Investments - 99.9%
	(Cost $5,051,983)	5,571,808

	Investments of Collateral for Securities Loaned (e) - 2.3%
	Money Market Funds - 2.3%
130,733	BNY Mellon Securities Lending Overnight Fund, 0.299% (f)
	(Cost $130,733)	130,733

	Total Investments - 102.2%
	(Cost $5,182,716)	5,702,541
	Liabilities in excess of Other Assets - (2.2%)	(123,642)
	Net Assets - 100.0%	$ 5,578,899

NV -	Publicly Traded Company
REIT -	Real Estate Investment Trust
SA -	Corporation

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at November 30, 2010.
(c)	Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of
	Trustees. The total market value of such securities is $299 which represents 0.1% of Net Assets.
(d)	A tracking stock is a security issued by a parent company to track the performance of a
	subsidiary, division or line of business.
(e)	At November 30, 2010, the total market value of the Fund's securities on loan was $123,891 and the
	total market value of the collateral held by the Fund was $130,733.
(f)	Interest rate shown reflects yield as of November 30, 2010.

Securities are classified by sectors that represent broad groupings of related industries.

	Country Allocation*
	United States	95.4%
	Bermuda	2.7%
	Canada	0.6%
	Cayman Islands	0.3%
	Liberia	0.2%
	Puerto Rico	0.2%
	Panama	0.2%
	Switzerland	0.1%
	Marshall Islands	0.1%
	Luxembourg	0.1%
	British Virgin Islands	0.1%
	Netherlands Antilles	0.0%	**
	Bahamas	0.0%	**
	* Subject to change daily and percentages are based on long-term investments.
	**Less than 0.1%.

See previously submitted notes to financial statements for the period ended August 31, 2010.

At November 30, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$5,181,140	$768,637	$(247,236)	$521,401

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g.
discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund adopted the Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose
i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii)
transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after
December 15, 2010.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The
Fund values Level 2 equity securities using various observable market inputs in accordance with procedures approved by the Board of Trustees. The fair value estimate for the Level 3 security in the Fund was determined in good faith by the Pricing Committee pursuant to the Valuation Procedures adopted by the the Board of Trustees. There were various factors considered in reaching fair value determination, including, but not limited, to the following: the type of security, the extent of public trading of the security, and a valuation report from an independent consulting firm which estimated the intrinsic value of the company.

The following table represents the Fund’s investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of
November 30, 2010.

Description	Level 1	Level 2		Level 3		Total
(value in $000s)
Assets:
Common Stocks:
Consumer Discretionary	$812	$-		$-		$812
Consumer Staples	185	-		-		185
Energy	408	-		-	*	408
Financials	1,172	-		-		1,172
Health Care	592	-		-		592
Industrials	781	-	*	-		781
Information Technology	884	-		-		884
Materials	367	-		-		367
Telecommunication Services	96	-		-		96
Utilities	233	-		-		233
Tracking Stocks	42	-		-		42
Money Market Fund	131	-		-		131
Total	$5,703	$-		-		$5,703

*Market value is less than minimum figure disclosed.

Wilshire 4500 Completion ETF had transfers from Level 1 to Level 2 of $297 as a result of the shares of RINO International Corp. not trading on a principal exchange on November 30, 2010.

Wilshire 4500 Completion ETF had a Level 3 security valued at $2 on November 30, 2010. The Level 3 security, Contango ORE, Inc., was obtained as a result of a share spin-off during the period. The Fund did not hold any Level 3 securities prior to the spin-off.

WFVK I Wilshire 5000 Total Market ETF
Portfolio of Investments
November 30, 2010 (unaudited)

Number of Shares	Description	Value
	Long-Term Investments - 99.8%
	Common Stocks - 99.7%
	Consumer Discretionary - 11.4%
27	99 Cents Only Stores (a)	$ 424
28	Aaron's, Inc.	559
20	Abercrombie & Fitch Co. - Class A	1,005
21	Advance Auto Parts, Inc.	1,386
27	Aeropostale, Inc. (a)	730
69	Amazon.com, Inc. (a)	12,103
56	American Eagle Outfitters, Inc.	924
25	AnnTaylor Stores Corp. (a)	673
34	Apollo Group, Inc. - Class A (a)	1,156
46	AutoNation, Inc. (a) (b)	1,202
12	AutoZone, Inc. (a)	3,113
15	Bally Technologies, Inc. (a)	587
44	Bed Bath & Beyond, Inc. (a)	1,925
77	Best Buy Co., Inc.	3,289
19	Big Lots, Inc. (a)	582
22	BorgWarner, Inc. (a)	1,327
28	Brinker International, Inc.	572
31	Brunswick Corp.	494
15	Buckle, Inc. (The)	572
52	Cablevision Systems Corp. - Class A	1,647
5	Capella Education Co. (a)	274
23	Career Education Corp. (a)	409
35	CarMax, Inc. (a)	1,151
64	Carnival Corp. (Panama)	2,644
17	Carter's, Inc. (a)	538
143	CBS Corp. - Class B	2,408
18	Cheesecake Factory, Inc. (The) (a)	574
46	Chico's FAS, Inc.	554
8	Chipotle Mexican Grill, Inc. (a)	2,068
11	Choice Hotels International, Inc.	410
67	Coach, Inc.	3,788
20	Collective Brands, Inc. (a)	338
530	Comcast Corp. - Class A	10,600
26	Cooper Tire & Rubber Co.	543
38	Dana Holding Corp. (a)	574
32	Darden Restaurants, Inc.	1,566
15	Deckers Outdoor Corp. (a)	1,154
15	DeVry, Inc.	644
24	Dick's Sporting Goods, Inc. (a)	821
22	Dillard's, Inc. - Class A	686
187	DIRECTV - Class A (a)	7,766
50	Discovery Communications, Inc. - Class A (a)	2,039
45	DISH Network Corp. - Class A (a)	828
28	Dollar Tree, Inc. (a)	1,539
67	DR Horton, Inc.	673
13	DreamWorks Animation SKG, Inc. - Class A (a)	403
18	Dress Barn, Inc. (The) (a)	445
76	Eastman Kodak Co. (a) (b)	358
50	Expedia, Inc.	1,317
34	Family Dollar Stores, Inc.	1,707
29	Federal-Mogul Corp. (a)	542
46	Foot Locker, Inc.	868
658	Ford Motor Co. (a)	10,489
34	Fortune Brands, Inc.	2,009
14	Fossil, Inc. (a)	947
49	GameStop Corp. - Class A (a)	976
51	Gannett Co., Inc.	669
102	Gap, Inc. (The)	2,179
103	General Motors Co. (a)	3,523
32	Gentex Corp.	672
36	Genuine Parts Co.	1,733
55	Goodyear Tire & Rubber Co. (The) (a)	526
17	Guess?, Inc.	803
67	H&R Block, Inc.	844
20	Hanesbrands, Inc. (a)	543
42	Harley-Davidson, Inc.	1,314
13	Harman International Industries, Inc. (a)	567
30	Hasbro, Inc.	1,430
22	Hillenbrand, Inc.	425
319	Home Depot, Inc.	9,637
14	Hyatt Hotels Corp. - Class A (a)	586
33	Iconix Brand Group, Inc. (a)	616
70	International Game Technology	1,084
88	Interpublic Group of Cos., Inc. (The) (a)	937
10	ITT Educational Services, Inc. (a)	585
10	J Crew Group, Inc. (a)	437
20	Jack in the Box, Inc. (a)	402
19	Jarden Corp.	583
51	JC Penney Co., Inc.	1,697
10	Jo-Ann Stores, Inc. (a)	484
14	John Wiley & Sons, Inc. - Class A	581
108	Johnson Controls, Inc.	3,936
24	Jones Group, Inc. (The)	325
65	Kohl's Corp. (a)	3,667
16	Lamar Advertising Co. - Class A (a)	588
74	Las Vegas Sands Corp. (a)	3,706
37	Leggett & Platt, Inc.	766
37	Lennar Corp. - Class A	562
55	Liberty Global, Inc. - Class A (a) (b)	1,939
33	Live Nation Entertainment, Inc. (a)	355
39	LKQ Corp. (a)	841
283	Lowe's Cos., Inc.	6,424
57	Limited Brands, Inc.	1,919
89	Macy's, Inc.	2,286
19	Madison Square Garden, Inc. - Class A (a)	417
71	Marriott International, Inc. - Class A	2,784
70	Mattel, Inc.	1,809
13	Matthews International Corp. - Class A	422
203	McDonald's Corp.	15,895
69	McGraw-Hill Cos., Inc. (The)	2,380
15	MDC Holdings, Inc.	375
12	Meredith Corp.	403
68	MGM Resorts International (a)	832
14	Mohawk Industries, Inc. (a)	735
14	Morningstar, Inc. (a)	706
11	NetFlix, Inc. (a)	2,265
40	New York Times Co. (The) - Class A (a)	360
57	Newell Rubbermaid, Inc.	956
381	News Corp. - Class A	5,197
67	NIKE, Inc. - Class B	5,771
46	Nordstrom, Inc.	1,969
1	NVR, Inc. (a)	620
72	Office Depot, Inc. (a)	313
72	Omnicom Group, Inc.	3,272
32	O'Reilly Automotive, Inc. (a)	1,926
31	Orient-Express Hotels Ltd. - Class A (Bermuda) (a)	359
7	Panera Bread Co. - Class A (a)	702
22	Penn National Gaming, Inc. (a)	772
32	PetSmart, Inc.	1,212
9	PF Chang's China Bistro, Inc.	455
14	Phillips-Van Heusen Corp.	950
10	Polaris Industries, Inc.	727
10	Polo Ralph Lauren Corp.	1,092
9	Priceline.com, Inc. (a)	3,546
81	Pulte Group, Inc. (a)	507
33	RadioShack Corp.	609
26	Regal Entertainment Group - Class A	351
23	Rent-A-Center, Inc.	640
24	Ross Stores, Inc.	1,557
30	Royal Caribbean Cruises Ltd. (Liberia) (a)	1,208
59	Saks, Inc. (a)	657
27	Scientific Games Corp. - Class A (a)	217
26	Scripps Networks Interactive, Inc. - Class A	1,325
20	Sears Holdings Corp. (a) (b)	1,310
56	Service Corp. International	451
18	Signet Jewelers Ltd. (Bermuda) (a)	717
918	Sirius XM Radio, Inc. (a) (b)	1,258
17	Sotheby's	682
29	Stanley Black & Decker, Inc.	1,726
106	Staples, Inc.	2,333
119	Starbucks Corp.	3,641
31	Starwood Hotels & Resorts Worldwide, Inc.	1,762
3	Strayer Education, Inc.	408
125	Target Corp.	7,118
17	Tempur-Pedic International, Inc. (a)	597
17	Tenneco, Inc. (a)	620
12	Thor Industries, Inc.	354
30	Tiffany & Co.	1,863
64	Time Warner Cable, Inc.	3,939
213	Time Warner, Inc.	6,281
82	TJX Cos., Inc.	3,740
40	Toll Brothers, Inc. (a)	718
22	Tractor Supply Co.	934
24	TRW Automotive Holdings Corp. (a)	1,140
14	Tupperware Brands Corp.	651
22	Ulta Salon Cosmetics & Fragrance, Inc. (a)	769
30	Urban Outfitters, Inc. (a)	1,134
14	Valassis Communications, Inc. (a)	456
18	VF Corp.	1,492
112	Viacom, Inc. - Class B	4,237
46	Virgin Media, Inc.	1,172
366	Walt Disney Co. (The)	13,363
14	Warnaco Group, Inc. (The) (a)	754
1	Washington Post Co. (The) - Class B	377
22	Weight Watchers International, Inc.	753
140	Wendy's/Arby's Group, Inc. - Class A	668
11	Whirlpool Corp.	803
24	Williams-Sonoma, Inc.	798
16	Wolverine World Wide, Inc.	500
30	Wyndham Worldwide Corp.	862
15	Wynn Resorts Ltd.	1,516
90	Yum! Brands, Inc.	4,507
		301,788
	Consumer Staples - 9.8%
29	Alberto-Culver Co.	1,079
402	Altria Group, Inc.	9,648
129	Archer-Daniels-Midland Co.	3,740
73	Avon Products, Inc.	2,085
19	BJ's Wholesale Club, Inc. (a)	870
34	Brown-Forman Corp. - Class B	2,224
40	Bunge Ltd. (Bermuda)	2,433
46	Campbell Soup Co.	1,559
19	Casey's General Stores, Inc.	755
38	Central European Distribution Corp. (a)	913
18	Church & Dwight Co., Inc.	1,174
31	Clorox Co.	1,916
432	Coca-Cola Co. (The)	27,289
77	Coca-Cola Enterprises, Inc.	1,860
97	Colgate-Palmolive Co.	7,425
92	ConAgra Foods, Inc.	1,976
51	Constellation Brands, Inc. - Class A (a)	1,051
21	Corn Products International, Inc.	906
78	Costco Wholesale Corp.	5,274
288	CVS Caremark Corp.	8,928
56	Dean Foods Co. (a)	407
58	Del Monte Foods Co.	1,086
53	Dr Pepper Snapple Group, Inc.	1,941
17	Energizer Holdings, Inc. (a)	1,197
22	Estee Lauder Cos., Inc. (The) - Class A	1,648
30	Flowers Foods, Inc.	786
118	General Mills, Inc.	4,169
30	Green Mountain Coffee Roasters, Inc. (a)	1,112
22	Hansen Natural Corp. (a)	1,171
16	Herbalife Ltd. (Cayman Islands)	1,098
49	Hershey Co. (The)	2,293
58	HJ Heinz Co.	2,800
20	Hormel Foods Corp.	982
27	JM Smucker Co. (The)	1,708
48	Kellogg Co.	2,363
84	Kimberly-Clark Corp.	5,199
303	Kraft Foods, Inc. - Class A	9,166
135	Kroger Co. (The)	3,179
9	Lancaster Colony Corp.	469
34	Lorillard, Inc.	2,706
31	McCormick & Co., Inc.	1,364
30	Mead Johnson Nutrition Co.	1,787
29	Molson Coors Brewing Co. - Class B	1,382
18	Nu Skin Enterprises, Inc. - Class A	569
330	PepsiCo, Inc.	21,328
363	Philip Morris International, Inc.	20,651
605	Procter & Gamble Co. (The)	36,947
15	Ralcorp Holdings, Inc. (a)	929
54	Reynolds American, Inc.	1,671
18	Ruddick Corp.	662
87	Safeway, Inc.	2,000
147	Sara Lee Corp.	2,205
35	Smithfield Foods, Inc. (a)	616
23	Snyders-Lance, Inc.	538
56	SUPERVALU, Inc.	506
123	Sysco Corp.	3,569
11	TreeHouse Foods, Inc. (a)	546
65	Tyson Foods, Inc. - Class A	1,029
9	Universal Corp.	368
201	Walgreen Co.	7,005
434	Wal-Mart Stores, Inc.	23,475
38	Whole Foods Market, Inc.	1,794
		259,526
	Energy - 11.2%
25	Alpha Natural Resources, Inc. (a)	1,239
101	Anadarko Petroleum Corp.	6,480
76	Apache Corp.	8,181
39	Arch Coal, Inc.	1,139
21	Atlas Energy, Inc. (a)	902
33	ATP Oil & Gas Corp. (a) (b)	486
15	Atwood Oceanics, Inc. (a)	534
69	Baker Hughes, Inc.	3,599
14	Berry Petroleum Co. - Class A	534
15	Bill Barrett Corp. (a)	577
32	Brigham Exploration Co. (a)	805
23	Cabot Oil & Gas Corp.	804
52	Cameron International Corp. (a)	2,502
7	CARBO Ceramics, Inc.	680
20	Carrizo Oil & Gas, Inc. (a)	580
126	Chesapeake Energy Corp.	2,661
414	Chevron Corp.	33,522
19	Cimarex Energy Co.	1,530
29	Complete Production Services, Inc. (a)	825
16	Comstock Resources, Inc. (a)	392
15	Concho Resources, Inc. (a)	1,241
298	ConocoPhillips	17,931
45	Consol Energy, Inc.	1,888
13	Continental Resources, Inc. (a)	695
98	Denbury Resources, Inc. (a)	1,782
79	Devon Energy Corp.	5,575
12	Diamond Offshore Drilling, Inc.	777
21	Dresser-Rand Group, Inc. (a)	797
8	Dril-Quip, Inc. (a)	620
167	El Paso Corp.	2,253
26	Energy XXI Bermuda Ltd. (Bermuda) (a)	641
45	EOG Resources, Inc.	4,003
37	EQT Corp.	1,497
47	EXCO Resources, Inc.	873
25	Exterran Holdings, Inc. (a)	567
1,076	Exxon Mobil Corp.	74,847
21	FMC Technologies, Inc. (a)	1,769
26	Forest Oil Corp. (a)	890
39	Frontier Oil Corp.	606
192	Halliburton Co.	7,265
35	Helix Energy Solutions Group, Inc. (a)	491
21	Helmerich & Payne, Inc.	953
58	Hess Corp.	4,063
19	Holly Corp.	683
40	Key Energy Services, Inc. (a)	412
12	Lufkin Industries, Inc.	608
142	Marathon Oil Corp.	4,753
18	Massey Energy Co.	884
56	McDermott International, Inc. (Panama) (a)	1,026
26	McMoRan Exploration Co. (a)	388
40	Murphy Oil Corp.	2,701
54	Nabors Industries Ltd. (Bermuda) (a)	1,193
91	National Oilwell Varco, Inc.	5,577
23	Newfield Exploration Co. (a)	1,537
27	Noble Energy, Inc.	2,194
162	Occidental Petroleum Corp.	14,284
14	Oceaneering International, Inc. (a)	967
13	Oil States International, Inc. (a)	771
12	Overseas Shipholding Group, Inc.	420
21	Patriot Coal Corp. (a)	340
45	Patterson-UTI Energy, Inc.	888
59	Peabody Energy Corp.	3,470
17	Penn Virginia Corp.	270
63	Petrohawk Energy Corp. (a)	1,123
26	Pioneer Natural Resources Co.	2,083
32	Plains Exploration & Production Co. (a)	917
39	Pride International, Inc. (a)	1,213
36	QEP Resources, Inc.	1,265
42	Quicksilver Resources, Inc. (a)	597
45	Range Resources Corp.	1,890
21	Rosetta Resources, Inc. (a)	752
28	Rowan Cos., Inc. (a)	844
132	SandRidge Energy, Inc. (a)	681
283	Schlumberger Ltd. (Netherlands Antilles)	21,887
8	SEACOR Holdings, Inc. (a)	872
18	SM Energy Co.	894
31	Southern Union Co.	732
72	Southwestern Energy Co. (a)	2,606
109	Spectra Energy Corp.	2,591
33	Sunoco, Inc.	1,325
24	Superior Energy Services, Inc. (a)	801
16	Swift Energy Co. (a)	584
40	Tesoro Corp. (a)	653
15	Tidewater, Inc.	736
42	Ultra Petroleum Corp. (Canada) (a)	1,974
12	Unit Corp. (a)	480
132	Valero Energy Corp.	2,571
11	Whiting Petroleum Corp. (a)	1,210
123	Williams Cos., Inc. (The)	2,806
19	World Fuel Services Corp.	572
		298,021
	Financials - 16.3%
11	Affiliated Managers Group, Inc. (a)	962
93	Aflac, Inc.	4,790
13	Alexandria Real Estate Equities, Inc. - REIT	868
2	Alleghany Corp. (a)	603
12	Allied World Assurance Co. Holdings Ltd. (Switzerland)	705
113	Allstate Corp. (The)	3,289
21	Alterra Capital Holdings Ltd. (Bermuda)	427
39	AMB Property Corp. - REIT	1,138
34	American Campus Communities, Inc. - REIT	1,069
105	American Capital Ltd. (a)	755
229	American Express Co.	9,897
24	American Financial Group, Inc.	738
34	American International Group, Inc. (a) (b)	1,404
7	American National Insurance Co.	557
46	Ameriprise Financial, Inc.	2,385
89	Annaly Capital Management, Inc. - REIT	1,619
55	AON Corp.	2,207
34	Apartment Investment & Management Co. - Class A - REIT	820
42	Apollo Investment Corp.	444
11	Arch Capital Group Ltd. (Bermuda) (a)	993
22	Arthur J Gallagher & Co.	618
30	Artio Global Investors, Inc.	392
23	Aspen Insurance Holdings Ltd. (Bermuda)	665
48	Associated Banc-Corp	614
28	Assurant, Inc.	988
27	Assured Guaranty Ltd. (Bermuda)	459
35	Astoria Financial Corp.	421
13	AvalonBay Communities, Inc. - REIT	1,434
29	Axis Capital Holdings Ltd. (Bermuda)	1,025
61	BancorpSouth, Inc.	784
2,173	Bank of America Corp.	23,794
13	Bank of Hawaii Corp.	563
231	Bank of New York Mellon Corp. (The)	6,235
149	BB&T Corp.	3,457
358	Berkshire Hathaway, Inc. - Class B (a)	28,525
34	BioMed Realty Trust, Inc. - REIT	599
16	BlackRock, Inc.	2,608
8	BOK Financial Corp.	374
26	Boston Properties, Inc. - REIT	2,179
44	Brandywine Realty Trust - REIT	487
15	BRE Properties, Inc. - REIT	646
47	Brookfield Properties Corp. (Canada)	760
36	Brown & Brown, Inc.	823
16	Camden Property Trust - REIT	817
93	Capital One Financial Corp.	3,462
89	CapitalSource, Inc.	575
11	Cash America International, Inc.	398
82	CB Richard Ellis Group, Inc. - Class A (a)	1,574
43	CBL & Associates Properties, Inc. - REIT	710
241	Charles Schwab Corp. (The)	3,622
165	Chimera Investment Corp. - REIT	660
62	Chubb Corp.	3,535
39	Cincinnati Financial Corp.	1,176
40	CIT Group, Inc. (a)	1,578
4,526	Citigroup, Inc. (a)	19,009
13	City National Corp.	698
14	CME Group, Inc.	4,033
76	CNO Financial Group, Inc. (a)	445
32	Colonial Properties Trust - REIT	576
32	Comerica, Inc.	1,168
19	Commerce Bancshares, Inc.	713
18	CommonWealth REIT - REIT	451
14	Corporate Office Properties Trust - REIT	475
71	Cousins Properties, Inc. - REIT	527
15	Cullen/Frost Bankers, Inc.	803
90	DCT Industrial Trust, Inc. - REIT	445
60	Developers Diversified Realty Corp. - REIT	770
44	DiamondRock Hospitality Co. - REIT (a)	463
10	Digital Realty Trust, Inc. - REIT	525
113	Discover Financial Services	2,066
38	Douglas Emmett, Inc. - REIT	635
66	Duke Realty Corp. - REIT	735
16	DuPont Fabros Technology, Inc. - REIT	361
51	E*Trade Financial Corp. (a)	752
29	East West Bancorp, Inc.	503
12	EastGroup Properties, Inc. - REIT	478
26	Eaton Vance Corp.	773
14	Endurance Specialty Holdings Ltd. (Bermuda)	618
12	Entertainment Properties Trust - REIT	556
8	Equity Lifestyle Properties, Inc. - REIT	431
45	Equity Residential - REIT	2,249
10	Erie Indemnity Co. - Class A	630
6	Essex Property Trust, Inc. - REIT	665
12	Everest Re Group Ltd. (Bermuda)	1,002
35	Extra Space Storage, Inc. - REIT	561
21	Ezcorp, Inc. - Class A (a)	528
1,720	Fannie Mae (a)	550
10	Federal Realty Investment Trust - REIT	774
30	Federated Investors, Inc. - Class B (b)	711
65	Fidelity National Financial, Inc. - Class A	877
177	Fifth Third Bancorp	2,115
36	First American Financial Corp.	510
3	First Citizens BancShares, Inc. - Class A	522
22	First Financial Bancorp	363
9	First Financial Bankshares, Inc.	435
62	First Horizon National Corp. (a)	593
48	First Niagara Financial Group, Inc.	594
26	FirstMerit Corp.	453
46	Forest City Enterprises, Inc. - Class A (a)	706
27	Franklin Resources, Inc.	3,080
58	Fulton Financial Corp.	502
135	General Growth Properties, Inc. - REIT	2,186
92	Genworth Financial, Inc. - Class A (a)	1,073
107	Goldman Sachs Group, Inc. (The)	16,707
8	Greenhill & Co., Inc.	600
13	Hancock Holding Co.	409
15	Hanover Insurance Group, Inc. (The)	679
95	Hartford Financial Services Group, Inc.	2,115
15	Hatteras Financial Corp. - REIT	465
29	HCC Insurance Holdings, Inc.	814
63	HCP, Inc. - REIT	2,075
22	Health Care REIT, Inc. - REIT	1,018
22	Healthcare Realty Trust, Inc. - REIT	454
19	Highwoods Properties, Inc. - REIT	580
11	Home Properties, Inc. - REIT	589
34	Hospitality Properties Trust - REIT	752
136	Host Hotels & Resorts, Inc. - REIT	2,241
6	Howard Hughes Corp. (The) (a)	245
110	Hudson City Bancorp, Inc.	1,248
146	Huntington Bancshares, Inc.	852
10	Iberiabank Corp.	504
15	IntercontinentalExchange, Inc. (a)	1,690
20	International Bancshares Corp.	344
97	Invesco Ltd. (Bermuda)	2,109
45	Janus Capital Group, Inc.	470
29	Jefferies Group, Inc.	700
6	Jones Lang LaSalle, Inc.	479
828	JPMorgan Chase & Co.	30,951
198	KeyCorp	1,491
16	Kilroy Realty Corp. - REIT	546
90	Kimco Realty Corp. - REIT	1,499
33	Knight Capital Group, Inc. - Class A (a)	434
20	LaSalle Hotel Properties - REIT	476
39	Legg Mason, Inc.	1,272
50	Leucadia National Corp.	1,298
26	Liberty Property Trust - REIT	815
65	Lincoln National Corp.	1,552
55	Loews Corp.	2,058
15	M&T Bank Corp.	1,154
36	Macerich Co. (The) - REIT	1,668
21	Mack-Cali Realty Corp. - REIT	667
2	Markel Corp. (a)	707
80	Marsh & McLennan Cos., Inc.	2,006
140	Marshall & Ilsley Corp.	671
54	MBIA, Inc. (a)	539
170	MetLife, Inc.	6,486
68	MF Global Holdings Ltd. (a)	534
66	MFA Financial, Inc. - REIT	538
8	Mid-America Apartment Communities, Inc. - REIT	491
38	Moody's Corp.	1,020
242	Morgan Stanley	5,919
24	MSCI, Inc. - Class A (a)	817
69	NASDAQ OMX Group, Inc. (The) (a)	1,481
22	National Retail Properties, Inc. - REIT	572
24	Nationwide Health Properties, Inc. - REIT	865
88	New York Community Bancorp, Inc.	1,478
37	NewAlliance Bancshares, Inc.	494
50	Northern Trust Corp.	2,515
33	Northwest Bancshares, Inc.	339
62	NYSE Euronext	1,694
39	Old National Bancorp	402
51	Old Republic International Corp.	646
21	Omega Healthcare Investors, Inc. - REIT	443
15	PartnerRe Ltd. (Bermuda)	1,162
80	People's United Financial, Inc.	991
22	PHH Corp. (a)	467
15	Platinum Underwriters Holdings Ltd. (Bermuda)	648
28	Plum Creek Timber Co., Inc. - REIT	1,009
102	PNC Financial Services Group, Inc.	5,493
217	Popular, Inc. (Puerto Rico) (a)	625
21	Post Properties, Inc. - REIT	715
14	Potlatch Corp. - REIT	444
72	Principal Financial Group, Inc.	1,961
44	PrivateBancorp, Inc.	535
10	ProAssurance Corp. (a)	592
109	Progressive Corp. (The)	2,217
190	ProLogis - REIT	2,472
13	Prosperity Bancshares, Inc.	423
24	Protective Life Corp.	564
100	Prudential Financial, Inc.	5,068
8	PS Business Parks, Inc. - REIT	415
20	Public Storage - REIT	1,932
51	Radian Group, Inc.	362
31	Raymond James Financial, Inc.	889
15	Rayonier, Inc. - REIT	764
16	Realty Income Corp. - REIT	545
30	Redwood Trust, Inc. - REIT	415
25	Regency Centers Corp. - REIT	1,018
275	Regions Financial Corp.	1,479
17	Reinsurance Group of America, Inc.	849
13	RenaissanceRe Holdings Ltd. (Bermuda)	784
48	SEI Investments Co.	1,084
34	Senior Housing Properties Trust - REIT	759
13	Signature Bank (a)	571
56	Simon Property Group, Inc. - REIT	5,516
18	SL Green Realty Corp. - REIT	1,177
99	SLM Corp. (a)	1,143
13	Sovran Self Storage, Inc. - REIT	468
40	St Joe Co. (The) (a) (b)	704
15	StanCorp Financial Group, Inc.	624
32	Starwood Property Trust, Inc. - REIT	639
106	State Street Corp.	4,579
10	Stifel Financial Corp. (a)	518
38	Sunstone Hotel Investors, Inc. - REIT (a)	362
109	SunTrust Banks, Inc.	2,546
57	Susquehanna Bancshares, Inc.	459
11	SVB Financial Group (a)	494
347	Synovus Financial Corp.	704
53	T Rowe Price Group, Inc.	3,091
10	Tanger Factory Outlet Centers - REIT	480
14	Taubman Centers, Inc. - REIT	679
41	TCF Financial Corp.	558
57	TD Ameritrade Holding Corp.	954
27	TFS Financial Corp.	221
18	Torchmark Corp.	1,034
10	Transatlantic Holdings, Inc.	506
86	Travelers Cos., Inc. (The)	4,643
19	Trustmark Corp.	405
39	UDR, Inc. - REIT	870
13	UMB Financial Corp.	485
38	Umpqua Holdings Corp.	402
16	United Bankshares, Inc.	419
17	Unitrin, Inc.	402
64	Unum Group	1,375
384	US Bancorp	9,132
122	U-Store-It Trust - REIT	1,009
24	Validus Holdings Ltd. (Bermuda)	701
46	Valley National Bancorp	584
34	Ventas, Inc. - REIT	1,743
36	Vornado Realty Trust - REIT	2,937
22	Waddell & Reed Financial, Inc. - Class A	678
29	Washington Federal, Inc.	428
16	Washington Real Estate Investment Trust - REIT	491
20	Webster Financial Corp.	330
36	Weingarten Realty Investors - REIT	853
1,036	Wells Fargo & Co.	28,190
10	Westamerica Bancorporation	489
2	White Mountains Insurance Group Ltd. (Bermuda)	635
37	Whitney Holding Corp.	347
37	Wilmington Trust Corp.	145
14	Wintrust Financial Corp.	401
36	WR Berkley Corp.	961
35	Zions Bancorporation	681
		432,036
	Health Care - 11.1%
321	Abbott Laboratories	14,930
15	Acorda Therapeutics, Inc. (a)	395
80	Aetna, Inc.	2,370
66	Agilent Technologies, Inc. (a)	2,311
19	Alere, Inc. (a)	606
19	Alexion Pharmaceuticals, Inc. (a)	1,453
23	Align Technology, Inc. (a)	402
61	Allergan, Inc.	4,042
47	Allscripts Healthcare Solutions, Inc. (a)	825
25	American Medical Systems Holdings, Inc. (a)	448
17	AMERIGROUP Corp. (a)	732
55	AmerisourceBergen Corp.	1,697
205	Amgen, Inc. (a)	10,801
34	Amylin Pharmaceuticals, Inc. (a)	436
12	Athenahealth, Inc. (a)	492
15	Auxilium Pharmaceuticals, Inc. (a) (b)	284
126	Baxter International, Inc.	6,117
15	Beckman Coulter, Inc.	821
46	Becton Dickinson and Co.	3,585
41	Biogen Idec, Inc. (a)	2,623
30	BioMarin Pharmaceutical, Inc. (a)	812
7	Bio-Rad Laboratories, Inc. - Class A (a)	653
306	Boston Scientific Corp. (a)	1,965
359	Bristol-Myers Squibb Co.	9,061
30	Brookdale Senior Living, Inc. (a)	574
36	Bruker Corp. (a)	555
65	Cardinal Health, Inc.	2,313
46	CareFusion Corp. (a)	1,052
12	Catalyst Health Solutions, Inc. (a)	515
99	Celgene Corp. (a)	5,879
15	Cephalon, Inc. (a)	952
13	Cerner Corp. (a)	1,142
19	Charles River Laboratories International, Inc. (a)	620
8	Chemed Corp.	488
54	CIGNA Corp.	1,988
22	Community Health Systems, Inc. (a)	701
12	Cooper Cos., Inc. (The)	642
15	Covance, Inc. (a)	674
33	Coventry Health Care, Inc. (a)	836
19	CR Bard, Inc.	1,612
21	DaVita, Inc. (a)	1,527
28	Dendreon Corp. (a)	1,001
34	DENTSPLY International, Inc.	1,051
7	Dionex Corp. (a)	638
20	Edwards Lifesciences Corp. (a)	1,327
170	Eli Lilly & Co.	5,722
8	Emergency Medical Services Corp. - Class A (a)	396
32	Endo Pharmaceuticals Holdings, Inc. (a)	1,152
96	Express Scripts, Inc. (a)	5,001
53	Forest Laboratories, Inc. (a)	1,690
15	Gen-Probe, Inc. (a)	778
65	Genzyme Corp. (a)	4,629
190	Gilead Sciences, Inc. (a)	6,935
10	Haemonetics Corp. (a)	588
65	Health Management Associates, Inc. - Class A (a)	579
26	Health Net, Inc. (a)	702
30	Healthsouth Corp. (a)	540
22	Healthspring, Inc. (a)	590
18	Henry Schein, Inc. (a)	1,034
18	Hill-Rom Holdings, Inc.	712
10	HMS Holdings Corp. (a)	630
58	Hologic, Inc. (a)	951
27	Hospira, Inc. (a)	1,519
33	Human Genome Sciences, Inc. (a)	809
31	Humana, Inc. (a)	1,737
11	IDEXX Laboratories, Inc. (a)	706
29	Illumina, Inc. (a)	1,743
27	Immucor, Inc. (a)	496
39	Incyte Corp Ltd. (a)	566
6	Intuitive Surgical, Inc. (a)	1,562
571	Johnson & Johnson	35,145
15	Kinetic Concepts, Inc. (a)	596
61	King Pharmaceuticals, Inc. (a)	863
21	Laboratory Corp. of America Holdings (a)	1,723
38	Life Technologies Corp. (a)	1,893
15	LifePoint Hospitals, Inc. (a)	543
22	Lincare Holdings, Inc.	566
12	Magellan Health Services, Inc. (a)	584
19	Masimo Corp.	586
51	McKesson Corp.	3,259
21	MedAssets, Inc. (a)	389
79	Medco Health Solutions, Inc. (a)	4,844
20	Medicis Pharmaceutical Corp. - Class A	527
13	Mednax, Inc. (a)	796
204	Medtronic, Inc.	6,840
576	Merck & Co., Inc.	19,855
8	Mettler-Toledo International, Inc. (a)	1,161
70	Mylan, Inc. (a)	1,370
28	Myriad Genetics, Inc. (a)	603
31	Nektar Therapeutics (a)	393
12	NuVasive, Inc. (a) (b)	280
34	Omnicare, Inc.	784
20	Onyx Pharmaceuticals, Inc. (a)	589
19	Owens & Minor, Inc.	537
19	Parexel International Corp. (a)	334
24	Patterson Cos., Inc.	714
31	PerkinElmer, Inc.	722
18	Perrigo Co.	1,084
1,695	Pfizer, Inc.	27,612
35	Pharmaceutical Product Development, Inc.	872
20	PSS World Medical, Inc. (a)	412
29	Quest Diagnostics Inc.	1,430
19	Regeneron Pharmaceuticals, Inc. (a)	548
34	ResMed, Inc. (a)	1,086
15	Salix Pharmaceuticals Ltd. (a)	670
26	Savient Pharmaceuticals, Inc. (a)	307
10	Sirona Dental Systems, Inc. (a)	378
67	St Jude Medical, Inc. (a)	2,592
17	STERIS Corp.	585
53	Stryker Corp.	2,655
18	Talecris Biotherapeutics Holdings Corp. (a)	391
12	Techne Corp.	721
12	Teleflex, Inc.	599
112	Tenet Healthcare Corp. (a)	457
34	Theravance, Inc. (a)	849
89	Thermo Fisher Scientific, Inc. (a)	4,527
18	Thoratec Corp. (a)	458
13	United Therapeutics Corp. (a)	818
229	UnitedHealth Group, Inc.	8,363
27	Universal American Corp. (a)	400
20	Universal Health Services, Inc. - Class B	822
33	Valeant Pharmaceuticals International, Inc. (Canada)	854
25	Varian Medical Systems, Inc. (a)	1,646
22	VCA Antech, Inc. (a)	481
39	Vertex Pharmaceuticals, Inc. (a)	1,292
20	Waters Corp. (a)	1,537
24	Watson Pharmaceuticals, Inc. (a)	1,170
17	WellCare Health Plans, Inc. (a)	479
86	WellPoint, Inc. (a)	4,794
12	West Pharmaceutical Services, Inc.	455
45	Zimmer Holdings, Inc. (a)	2,217
		295,772

	Industrials - 10.8%
129	3M Co.	10,833
29	Actuant Corp. - Class A	685
13	Acuity Brands, Inc.	700
29	Aecom Technology Corp. (a)	747
21	AGCO Corp. (a)	948
12	Alaska Air Group, Inc. (a)	660
14	Alexander & Baldwin, Inc.	491
10	Alliant Techsystems, Inc.	739
18	American Superconductor Corp. (a)	599
24	AMETEK, Inc.	1,420
68	AMR Corp. (a)	582
15	AO Smith Corp.	591
41	ArvinMeritor, Inc. (a)	732
9	Atlas Air Worldwide Holdings, Inc. (a)	491
23	Avery Dennison Corp.	863
28	Babcock & Wilcox Co. (a)	680
15	Baldor Electric Co.	950
26	BE Aerospace, Inc. (a)	923
111	Boeing Co. (The)	7,078
16	Brady Corp. - Class A	495
20	Brink's Co. (The)	491
17	Bucyrus International, Inc.	1,516
16	Carlisle Cos., Inc.	586
108	Caterpillar, Inc.	9,137
31	CH Robinson Worldwide, Inc.	2,285
37	Cintas Corp.	990
18	CLARCOR, Inc.	733
9	Clean Harbors, Inc. (a)	666
15	Con-way, Inc.	507
20	Copart, Inc. (a)	710
32	Corrections Corp. of America (a)	773
45	Covanta Holding Corp.	707
17	Crane Co.	637
58	CSX Corp.	3,527
36	Cummins, Inc.	3,496
16	Curtiss-Wright Corp.	497
84	Danaher Corp.	3,633
86	Deere & Co.	6,424
136	Delta Air Lines, Inc. (a)	1,860
20	DigitalGlobe, Inc. (a)	591
19	Donaldson Co., Inc.	1,031
40	Dover Corp.	2,192
12	Dun & Bradstreet Corp.	904
31	Eaton Corp.	2,988
24	EMCOR Group, Inc. (a)	643
136	Emerson Electric Co.	7,490
18	EnerSys (a)	543
26	Equifax, Inc.	900
12	Esterline Technologies Corp. (a)	707
47	Expeditors International of Washington, Inc.	2,486
30	Fastenal Co.	1,606
52	FedEx Corp.	4,738
12	Flowserve Corp.	1,266
43	Fluor Corp.	2,487
17	FTI Consulting, Inc. (a)	606
15	Gardner Denver, Inc.	982
22	General Cable Corp. (a)	721
59	General Dynamics Corp.	3,899
2,231	General Electric Co.	35,317
14	Genesee & Wyoming, Inc. - Class A (a)	665
25	Goodrich Corp.	2,144
21	Graco, Inc.	755
46	GrafTech International Ltd. (a)	902
16	Granite Construction, Inc.	406
24	Harsco Corp.	577
44	Hertz Global Holdings, Inc. (a)	539
38	Hexcel Corp. (a)	652
128	Honeywell International, Inc.	6,363
13	Hubbell, Inc. - Class B	735
25	IDEX Corp.	937
12	IHS, Inc. - Class A (a)	868
88	Illinois Tool Works, Inc.	4,191
19	Insituform Technologies, Inc. - Class A (a)	421
38	Iron Mountain, Inc.	844
37	ITT Corp.	1,702
34	Jacobs Engineering Group, Inc. (a)	1,309
21	JB Hunt Transport Services, Inc.	766
93	JetBlue Airways Corp. (a)	631
21	Joy Global, Inc.	1,603
24	Kansas City Southern (a)	1,136
15	Kaydon Corp.	525
42	KBR, Inc.	1,137
26	Kennametal, Inc.	879
15	Kirby Corp. (a)	670
21	Knight Transportation, Inc.	405
24	L-3 Communications Holdings, Inc.	1,688
15	Landstar System, Inc.	539
15	Lennox International, Inc.	660
15	Lincoln Electric Holdings, Inc.	925
53	Lockheed Martin Corp.	3,606
45	Manitowoc Co., Inc. (The)	494
17	Manpower, Inc.	957
74	Masco Corp.	807
10	Middleby Corp. (a)	805
15	Moog, Inc. - Class A (a)	553
14	MSC Industrial Direct Co. - Class A	842
18	Navistar International Corp. (a)	921
8	Nordson Corp.	635
76	Norfolk Southern Corp.	4,573
47	Northrop Grumman Corp.	2,899
22	Old Dominion Freight Line, Inc. (a)	635
21	Oshkosh Corp. (a)	603
25	Owens Corning (a)	658
76	PACCAR, Inc.	4,093
28	Pall Corp.	1,268
34	Parker Hannifin Corp.	2,728
24	Pentair, Inc.	790
43	Pitney Bowes, Inc.	943
25	Precision Castparts Corp.	3,452
57	Quanta Services, Inc. (a)	1,004
74	Raytheon Co.	3,422
11	Regal-Beloit Corp.	671
89	Republic Services, Inc.	2,504
30	Robert Half International, Inc.	832
31	Rockwell Automation, Inc.	2,050
34	Rockwell Collins, Inc.	1,906
31	Rollins, Inc.	838
20	Roper Industries, Inc.	1,448
49	RR Donnelley & Sons Co.	772
15	Ryder System, Inc.	647
25	Shaw Group, Inc. (The) (a)	801
21	Simpson Manufacturing Co., Inc.	543
15	Snap-On, Inc.	794
118	Southwest Airlines Co.	1,572
29	Spirit Aerosystems Holdings, Inc. - Class A (a)	565
14	SPX Corp.	920
19	Stericycle, Inc. (a)	1,404
13	Teledyne Technologies, Inc. (a)	523
32	Terex Corp. (a)	777
23	Tetra Tech, Inc. (a)	532
58	Textron, Inc.	1,297
15	Thomas & Betts Corp. (a)	667
25	Timken Co.	1,089
11	Toro Co. (The)	640
25	Towers Watson & Co. - Class A	1,255
14	TransDigm Group, Inc. (a)	959
27	Trinity Industries, Inc.	618
8	Tyco International Ltd. (Switzerland)	303
96	Union Pacific Corp.	8,651
77	United Continental Holdings, Inc. (a)	2,131
128	United Parcel Service, Inc. - Class B	8,977
7	United Stationers, Inc. (a)	444
166	United Technologies Corp.	12,495
20	URS Corp. (a)	791
52	US Airways Group, Inc. (a)	580
28	USG Corp. (a)	355
36	UTi Worldwide, Inc. (British Virgin Islands)	693
9	Valmont Industries, Inc.	728
19	Verisk Analytics, Inc. - Class A (a)	575
16	WABCO Holdings, Inc. (a)	795
17	Wabtec Corp.	786
31	Waste Connections, Inc.	806
76	Waste Management, Inc.	2,603
9	Watsco, Inc.	542
17	Werner Enterprises, Inc.	367
17	WESCO International, Inc. (a)	811
20	Woodward Governor Co.	675
14	WW Grainger, Inc.	1,749
		287,222

	Information Technology - 18.5%
14	Acme Packet, Inc. (a)	686
132	Activision Blizzard, Inc.	1,550
28	Acxiom Corp. (a)	476
40	ADC Telecommunications, Inc. (a)	509
103	Adobe Systems, Inc. (a)	2,856
23	ADTRAN, Inc.	716
137	Advanced Micro Devices, Inc. (a)	999
46	Akamai Technologies, Inc. (a)	2,401
15	Alliance Data Systems Corp. (a)	946
62	Altera Corp.	2,176
38	Amphenol Corp. - Class A	1,901
61	Analog Devices, Inc.	2,169
21	ANSYS, Inc. (a)	1,019
30	AOL, Inc. (a)	725
190	Apple, Inc. (a)	59,118
264	Applied Materials, Inc.	3,282
39	Ariba, Inc. (a)	789
47	Arris Group, Inc. (a)	470
28	Arrow Electronics, Inc. (a)	868
14	Atheros Communications, Inc. (a)	456
133	Atmel Corp. (a)	1,382
56	Autodesk, Inc. (a)	1,976
95	Automatic Data Processing, Inc.	4,234
39	Avnet, Inc. (a)	1,195
22	Benchmark Electronics, Inc. (a)	354
13	Blackboard, Inc. (a) (b)	540
14	Blue Coat Systems, Inc. (a)	372
32	BMC Software, Inc. (a)	1,421
91	Broadcom Corp. - Class A	4,049
40	Broadridge Financial Solutions, Inc.	824
127	Brocade Communications Systems, Inc. (a)	632
85	CA, Inc.	1,946
11	CACI International, Inc. - Class A (a)	554
94	Cadence Design Systems, Inc. (a)	739
21	Cavium Networks, Inc. (a)	773
32	Ciena Corp. (a) (b)	485
1,185	Cisco Systems, Inc. (a)	22,705
28	Citrix Systems, Inc. (a)	1,860
53	Cognizant Technology Solutions Corp. - Class A (a)	3,444
25	CommScope, Inc. (a)	790
29	Computer Sciences Corp.	1,294
72	Compuware Corp. (a)	742
13	Concur Technologies, Inc. (a)	666
42	Convergys Corp. (a)	541
36	CoreLogic, Inc. (a)	656
285	Corning, Inc.	5,033
10	Cree, Inc. (a)	652
45	Cypress Semiconductor Corp. (a)	705
368	Dell, Inc. (a)	4,865
24	Diebold, Inc.	754
17	Digital River, Inc. (a)	626
15	Dolby Laboratories, Inc. - Class A (a)	949
17	DST Systems, Inc.	729
230	eBay, Inc. (a)	6,700
85	Electronic Arts, Inc. (a)	1,267
389	EMC Corp. (a)	8,360
7	Equinix, Inc. (a)	543
19	F5 Networks, Inc. (a)	2,506
13	Factset Research Systems, Inc.	1,153
19	Fair Isaac Corp.	444
42	Fairchild Semiconductor International, Inc. (a)	590
67	Fidelity National Information Services, Inc.	1,802
35	Finisar Corp. (a)	669
12	First Solar, Inc. (a) (b)	1,474
36	Fiserv, Inc. (a)	1,991
40	FLIR Systems, Inc. (a)	1,072
25	Gartner, Inc. (a)	804
37	Genpact Ltd. (Bermuda) (a)	515
18	Global Payments, Inc.	748
47	Google, Inc. - Class A (a)	26,118
18	GSI Commerce, Inc. (a)	429
29	Harris Corp.	1,283
486	Hewlett-Packard Co.	20,378
12	Hittite Microwave Corp. (a)	687
28	InterActiveCorp (a)	788
23	Informatica Corp. (a)	949
45	Ingram Micro, Inc. - Class A (a)	803
1,131	Intel Corp.	23,887
20	InterDigital, Inc.	661
256	International Business Machines Corp.	36,214
24	International Rectifier Corp. (a)	681
41	Intersil Corp. - Class A	523
54	Intuit, Inc. (a)	2,424
13	Itron, Inc. (a)	738
48	Jabil Circuit, Inc.	725
27	Jack Henry & Associates, Inc.	738
67	JDS Uniphase Corp. (a)	795
102	Juniper Networks, Inc. (a)	3,470
33	KLA-Tencor Corp.	1,210
26	Lam Research Corp. (a)	1,179
22	Lender Processing Services, Inc.	677
21	Lexmark International, Inc. - Class A (a)	761
40	Linear Technology Corp.	1,304
150	LSI Corp. (a)	861
101	Marvell Technology Group Ltd. (Bermuda) (a)	1,948
16	Mastercard, Inc. - Class A	3,792
51	Maxim Integrated Products, Inc.	1,186
33	McAfee, Inc. (a)	1,546
64	MEMC Electronic Materials, Inc. (a)	740
35	Microchip Technology, Inc.	1,176
170	Micron Technology, Inc. (a)	1,234
22	MICROS Systems, Inc. (a)	962
31	Microsemi Corp. (a)	686
1,686	Microsoft Corp.	42,504
36	Molex, Inc.	749
35	Monster Worldwide, Inc. (a)	790
462	Motorola, Inc. (a)	3,539
22	National Instruments Corp.	751
59	National Semiconductor Corp.	788
55	NCR Corp. (a)	791
70	NetApp, Inc. (a)	3,565
20	Netlogic Microsystems, Inc. (a)	624
23	NeuStar, Inc. - Class A (a)	594
114	Novell, Inc. (a)	679
30	Novellus Systems, Inc. (a)	905
61	Nuance Communications, Inc. (a)	1,078
108	NVIDIA Corp. (a)	1,469
102	ON Semiconductor Corp. (a)	832
8	OpenTable, Inc. (a)	580
732	Oracle Corp.	19,793
35	Parametric Technology Corp. (a)	750
74	Paychex, Inc.	2,112
15	Plantronics, Inc.	537
13	Plexus Corp. (a)	353
70	PMC - Sierra, Inc. (a)	508
26	Polycom, Inc. (a)	962
15	Progress Software Corp. (a)	579
35	QLogic Corp. (a)	626
353	QUALCOMM, Inc.	16,499
27	Quest Software, Inc. (a)	683
21	Rackspace Hosting, Inc. (a)	613
26	Rambus, Inc. (a)	520
38	Red Hat, Inc. (a)	1,653
86	RF Micro Devices, Inc. (a)	603
44	Riverbed Technology, Inc. (a)	1,492
26	Rovi Corp. (a)	1,434
92	SAIC, Inc. (a)	1,409
18	Salesforce.com, Inc. (a)	2,506
46	SanDisk Corp. (a)	2,052
25	Sanmina-SCI Corp. (a)	261
28	Semtech Corp. (a)	655
13	Silicon Laboratories, Inc. (a)	552
42	Skyworks Solutions, Inc. (a)	1,069
24	SolarWinds, Inc. (a)	429
20	Solera Holdings, Inc.	960
20	SuccessFactors, Inc. (a)	603
32	SunPower Corp. - Class A (a) (b)	373
170	Symantec Corp. (a)	2,856
36	Synopsys, Inc. (a)	925
16	Taleo Corp. - Class A (a)	491
13	Tech Data Corp. (a)	573
30	Tekelec (a)	370
114	Tellabs, Inc.	719
41	Teradata Corp. (a)	1,685
53	Teradyne, Inc. (a)	629
237	Texas Instruments, Inc.	7,537
54	TIBCO Software, Inc. (a)	1,061
33	TiVo, Inc. (a)	271
50	Total System Services, Inc.	754
33	Trimble Navigation Ltd. (a)	1,229
14	Unisys Corp. (a)	317
22	Varian Semiconductor Equipment Associates, Inc. (a)	694
12	Veeco Instruments, Inc. (a) (b)	528
20	VeriFone Systems, Inc. (a)	695
40	VeriSign, Inc. (a)	1,372
16	Viasat, Inc. (a)	662
88	Visa, Inc. - Class A	6,499
50	Vishay Intertechnology, Inc. (a)	713
16	VMware, Inc. - Class A (a)	1,304
14	WebMD Health Corp. (a)	719
46	Western Digital Corp. (a)	1,541
142	Western Union Co. (The)	2,505
304	Xerox Corp.	3,484
47	Xilinx, Inc.	1,275
232	Yahoo!, Inc. (a)	3,659
21	Zebra Technologies Corp. - Class A (a)	765
		491,446

	Materials - 4.2%
37	Air Products & Chemicals, Inc.	3,190
16	Airgas, Inc.	978
30	AK Steel Holding Corp.	398
17	Albemarle Corp.	920
201	Alcoa, Inc.	2,637
23	Allegheny Technologies, Inc.	1,189
33	Allied Nevada Gold Corp. (a)	882
16	Aptargroup, Inc.	731
15	Ashland, Inc.	763
20	Ball Corp.	1,318
26	Bemis Co., Inc.	817
16	Cabot Corp.	573
14	Carpenter Technology Corp.	511
28	Celanese Corp. - Class A	1,036
14	CF Industries Holdings, Inc.	1,691
72	Chemtura Corp. (a)	1,014
27	Cliffs Natural Resources, Inc.	1,845
27	Coeur d'Alene Mines Corp. (a)	657
34	Commercial Metals Co.	523
8	Compass Minerals International, Inc.	661
36	Crown Holdings, Inc. (a)	1,117
11	Cytec Industries, Inc.	526
9	Domtar Corp.	683
250	Dow Chemical Co. (The)	7,795
14	Eastman Chemical Co.	1,089
52	Ecolab, Inc.	2,486
179	EI du Pont de Nemours & Co.	8,411
15	FMC Corp.	1,167
97	Freeport-McMoRan Copper & Gold, Inc.	9,828
9	Greif, Inc. - Class A	526
75	Hecla Mining Co. (a)	719
46	Huntsman Corp.	712
17	International Flavors & Fragrances, Inc.	893
85	International Paper Co.	2,122
15	Intrepid Potash, Inc. (a)	460
11	Lubrizol Corp.	1,150
9	Martin Marietta Materials, Inc. (b)	761
27	MeadWestvaco Corp.	671
118	Monsanto Co.	7,071
36	Mosaic Co. (The)	2,435
29	Nalco Holding Co.	853
4	NewMarket Corp.	503
93	Newmont Mining Corp.	5,471
62	Nucor Corp.	2,340
24	Olin Corp.	438
36	Owens-Illinois, Inc. (a)	968
25	Packaging Corp. of America	641
31	PPG Industries, Inc.	2,417
60	Praxair, Inc.	5,523
17	Reliance Steel & Aluminum Co.	756
11	Rock-Tenn Co. - Class A	595
14	Rockwood Holdings, Inc. (a)	534
13	Royal Gold, Inc.	670
30	RPM International, Inc.	614
16	Scotts Miracle-Gro Co. (The) - Class A	799
27	Sealed Air Corp.	628
15	Sensient Technologies Corp.	510
22	Sherwin-Williams Co. (The)	1,632
21	Sigma-Aldrich Corp.	1,328
16	Silgan Holdings, Inc.	548
32	Solutia, Inc. (a)	684
21	Sonoco Products Co.	688
28	Southern Copper Corp.	1,174
56	Steel Dynamics, Inc.	893
26	Temple-Inland, Inc.	545
31	Titanium Metals Corp. (a)	535
33	United States Steel Corp.	1,604
22	Valspar Corp.	727
25	Vulcan Materials Co.	1,003
12	Walter Energy, Inc.	1,232
69	Weyerhaeuser Co.	1,152
29	Worthington Industries, Inc.	465
15	WR Grace & Co. (a)	502
		111,928

	Telecommunication Services - 2.9%
10	AboveNet, Inc. (a)	587
82	American Tower Corp. - Class A (a)	4,147
1,217	AT&T, Inc.	33,820
60	CenturyLink, Inc. (b)	2,579
62	Crown Castle International Corp. (a)	2,575
242	Frontier Communications Corp.	2,202
31	Leap Wireless International, Inc. (a)	337
451	Level 3 Communications, Inc. (a)	451
97	MetroPCS Communications, Inc. (a)	1,179
36	NII Holdings, Inc. (a)	1,395
302	Qwest Communications International, Inc.	2,114
28	SBA Communications Corp. - Class A (a)	1,096
497	Sprint Nextel Corp. (a)	1,879
26	Syniverse Holdings, Inc. (a)	795
22	Telephone & Data Systems, Inc.	785
34	TW Telecom, Inc. (a)	560
575	Verizon Communications, Inc.	18,406
111	Windstream Corp.	1,447
		76,354

	Utilities - 3.5%
122	AES Corp. (The) (a)	1,319
19	AGL Resources, Inc.	698
68	Allegheny Energy, Inc.	1,552
17	Allete, Inc.	601
24	Alliant Energy Corp.	871
57	Ameren Corp.	1,637
79	American Electric Power Co., Inc.	2,812
48	American Water Works Co., Inc.	1,176
47	Aqua America, Inc.	1,013
24	Atmos Energy Corp.	722
24	Avista Corp.	513
43	Cadiz, Inc. (a)	485
112	Calpine Corp. (a)	1,355
76	CenterPoint Energy, Inc.	1,188
22	Cleco Corp.	667
45	CMS Energy Corp.	809
48	Consolidated Edison, Inc.	2,322
37	Constellation Energy Group, Inc.	1,049
100	Dominion Resources, Inc.	4,153
25	DPL, Inc.	633
31	DTE Energy Co.	1,381
215	Duke Energy Corp.	3,773
101	Dynegy, Inc. (a)	514
46	Edison International	1,699
17	Energen Corp.	741
28	Entergy Corp.	1,995
108	Exelon Corp.	4,252
47	FirstEnergy Corp.	1,650
112	GenOn Energy, Inc. (a)	394
41	Great Plains Energy, Inc.	765
32	Hawaiian Electric Industries, Inc.	700
17	IDACORP, Inc.	617
22	Integrys Energy Group, Inc.	1,071
13	ITC Holdings Corp.	787
50	MDU Resources Group, Inc.	1,022
93	Mirant Corp. (a)	923
15	National Fuel Gas Co.	950
16	New Jersey Resources Corp.	690
68	NextEra Energy, Inc.	3,442
14	Nicor, Inc.	606
61	NiSource, Inc.	1,021
37	Northeast Utilities	1,151
13	Northwest Natural Gas Co.	635
20	NorthWestern Corp.	576
58	NRG Energy, Inc. (a)	1,124
26	NSTAR	1,076
66	NV Energy, Inc.	904
16	OGE Energy Corp.	712
15	Oneok, Inc.	767
17	Ormat Technologies, Inc.	456
60	Pepco Holdings, Inc.	1,101
61	PG&E Corp.	2,863
26	Piedmont Natural Gas Co., Inc.	769
23	Pinnacle West Capital Corp.	930
36	PNM Resources, Inc.	431
31	Portland General Electric Co.	656
93	PPL Corp.	2,363
46	Progress Energy, Inc.	2,010
81	Public Service Enterprise Group, Inc.	2,497
36	Questar Corp.	598
26	SCANA Corp.	1,056
43	Sempra Energy	2,154
14	South Jersey Industries, Inc.	717
146	Southern Co.	5,507
19	Southwest Gas Corp.	666
55	TECO Energy, Inc.	921
28	UGI Corp.	831
29	Vectren Corp.	751
33	Westar Energy, Inc.	822
17	WGL Holdings, Inc.	616
23	Wisconsin Energy Corp.	1,385
81	Xcel Energy, Inc.	1,903
		93,516

	Total Common Stock - 99.7%
	(Cost $2,526,191)	2,647,609

	Tracking Stock (c) - 0.1%
	Consumer Discretionary - 0.1%
19	Liberty Media Corp. - Capital - Class A (a)	1,094
120	Liberty Media Corp. - Interactive - Class A (a)	1,855
14	Liberty Media Corp. - Starz - Class A (a)	880
	(Cost $2,966)	3,829

	Total Long-Term Investments - 99.8%
	(Cost $2,529,157)	2,651,438

	Investments of Collateral for Securities Loaned (d) - 0.6%
	Money Market Fund - 0.5%
14,358	BNY Mellon Securities Lending Overnight Fund, 0.299% (e)
	(Cost $14,358)	14,358

Principal
Amount		Value
	U.S. Government and Agency Securities - 0.1%
$ 1,346	US Treasury Notes, 1.000% to 3.375%, 12/31/11 to 11/15/19
	(Cost $1,373)	1,373

	Total Investments of Collateral for Securities Loaned - 0.6%
	(Cost $15,731)	15,731

	Total Investments - 100.4%
	(Cost $2,544,888)	2,667,169
	Liabilities in Excess of Other Assets - (0.4%)	(10,692)
	Net Assets - 100.0%	$ 2,656,477

REIT -	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Security, or portion therof, was on loan at November 30, 2010
(c)	A tracking stock is a security issued by a parent company to track the performance of a subsidiary, division or line of business.
(d)	At November 30, 2010, the total market value of the Fund's securities on loan was $15,309 and the total market value of the collateral by the Fund was $15,731.
(e)	Interest rate shown reflects yield as of November 30, 2010.

Securities are classified by sectors that represent broad groupings of related industries.

Country Allocation*
	United States	98.3%
	Netherlands Antilles	0.8%
	Bermuda	0.7%
	Panama	0.1%
	Canada	0.1%
	Liberia	0.0%**
	Cayman Islands	0.0%**
	Switzerland	0.0%**
	British Virgin Islands	0.0%**
	Puerto Rico	0.0%**

*As a percentage of long-term investments. Subject to change daily.
**Less than 0.1%

See previously submitted notes to financial statements for the period ended August 31, 2010.

At November 30, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$2,544,689	$240,898	$(118,418)	$122,480

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  There are three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009 however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures approved by the Board of Trustees. The Fund did not have any Level 3 securities at November 30, 2010.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of November 30, 2010:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$2,648	$-	$-	$2,648
Money Market Fund	14	-	-	14
Tracking Stocks	4	-	-	4
U.S. Government and Agency Securities	-	1	-	1
Total	$2,666	$1	$-	$2,667

There were no transfers between Level 1 and Level 2.

WMCR I Wilshire Micro-Cap ETF
Portfolio of Investments
November 30, 2010 (unaudited)

Number of Shares	Description	Value
	Long-Term Investments - 99.8%
	Common Stocks - 99.8%
	Consumer Discretionary - 10.6%
9,495	AC Moore Arts & Crafts, Inc. (a)	$ 22,028
1,735	Acme United Corp.	16,517
3,142	Adams Golf, Inc. (a)	13,228
2,141	Aldila, Inc.	10,170
356	Amcon Distributing Co.	26,380
3,603	Amerigon, Inc. (a)	37,832
4,430	Appliance Recycling Centers of America, Inc. (a)	15,416
2,414	Arctic Cat, Inc. (a)	35,993
1,093	Ark Restaurants Corp.	16,395
1,672	Ballantyne Strong, Inc. (a)	11,470
67,451	Beazer Homes USA, Inc. (a) (b)	280,596
3,268	Benihana, Inc. - Class A (a)	25,294
10,020	Bidz.com, Inc. (a)	13,026
12,331	Bon-Ton Stores, Inc. (The) (a) (b)	165,482
3,981	Books-A-Million, Inc.	25,359
16,480	Borders Group, Inc. (a)	17,634
3,507	Build-A-Bear Workshop, Inc. (a)	21,743
3,708	Cache, Inc. (a)	15,759
7,257	California Coastal Communities, Inc. (a)	1,851
1,596	Caribou Coffee Co., Inc. (a) (b)	17,460
3,666	Carmike Cinemas, Inc. (a)	30,758
3,582	Carriage Services, Inc. (a)	16,835
5,221	Carrols Restaurant Group, Inc. (a)	37,017
6,899	Casual Male Retail Group, Inc. (a)	33,115
8,593	Century Casinos, Inc. (a)	19,592
1,932	Cherokee, Inc.	38,060
6,754	Conn's, Inc. (a) (b)	21,613
3,402	Cost Plus, Inc. (a)	26,229
1,407	CPI Corp.	40,043
14,219	dELiA*s, Inc. (a)	24,599
1,051	Destination Maternity Corp. (a)	40,232
3,016	Dixie Group, Inc. (a)	9,862
7,026	Dover Downs Gaming & Entertainment, Inc.	24,451
5,948	Dover Motorsports, Inc. (a)	10,231
1,714	Duckwall-ALCO Stores, Inc. (a)	20,431
4,262	Educational Development Corp.	26,083
9,915	Empire Resorts, Inc. (a)	10,212
25,115	Entercom Communications Corp. - Class A (a)	218,249
2,330	Famous Dave's Of America, Inc. (a)	23,067
967	Flexsteel Industries	16,855
1,974	Frisch's Restaurants, Inc.	42,441
3,318	Full House Resorts, Inc. (a)	10,452
1,714	Gaming Partners International Corp.	9,924
740	Geeknet, Inc. (a)	15,436
3,582	Global Traffic Network, Inc. (a)	32,381
6,059	Granite City Food & Brewery Ltd. (a)	11,512
4,675	Gray Television, Inc. (a) (b)	9,303
9,894	Great Wolf Resorts, Inc. (a)	23,053
9,915	Hollywood Media Corp. (a)	15,071
2,729	Hooker Furniture Corp.	31,029
3,444	Insignia Systems, Inc. (a)	24,246
4,780	J Alexander's Corp. (a)	23,900
6,502	Jamba, Inc. (a)	13,134
3,170	Kid Brands, Inc. (a)	29,830
3,486	Kona Grill, Inc. (a)	14,641
1,974	Lakeland Industries, Inc. (a)	18,358
8,677	Lakes Entertainment, Inc. (a)	18,656
944	Learning Tree International, Inc.	9,365
8,488	Lee Enterprises, Inc. (a) (b)	16,297
15,408	Libbey, Inc. (a)	222,954
3,751	LIN TV Corp. - Class A (a)	16,992
8,348	LodgeNet Interactive Corp. (a)	25,879
5,221	Luby's, Inc. (a)	31,013
5,810	MarineMax, Inc. (a)	44,330
2,225	McCormick & Schmick's Seafood Restaurants, Inc. (a)	19,447
5,158	Meade Instruments Corp. (a)	17,021
19,314	Media General, Inc. - Class A (a)	82,278
5,032	Midas, Inc. (a)	39,250
1,273	Monarch Casino & Resort, Inc. (a)	15,289
2,680	Morton's Restaurant Group, Inc. (a)	15,973
9,390	MTR Gaming Group, Inc. (a)	18,780
7,551	Multimedia Games, Inc. (a)	32,620
1,365	Nathan's Famous, Inc. (a)	21,840
6,185	Nautilus, Inc. (a)	8,968
7,754	Navarre Corp. (a)	17,679
10,504	New Frontier Media, Inc. (a)	20,168
6,353	Nobel Learning Communities, Inc. (a)	44,280
5,200	O'Charleys, Inc. (a)	35,984
5,011	Outdoor Channel Holdings, Inc. (a)	32,572
6,983	Palm Harbor Homes, Inc. (a)	943
9,453	Perry Ellis International, Inc. (a)	257,216
2,058	Playboy Enterprises, Inc. - Class B (a)	10,043
8,243	Premier Exhibitions, Inc. (a)	15,827
45,240	Princeton Review, Inc. (a)	42,978
6,712	Reading International, Inc. - Class A (a)	34,097
2,813	Red Lion Hotels Corp. (a)	21,576
2,435	Rentrak Corp. (a)	64,284
3,016	Rick's Cabaret International, Inc. (a)	20,961
1,386	Rocky Brands, Inc. (a)	12,821
5,662	Ruth's Hospitality Group, Inc. (a)	27,970
25,220	Spartan Motors, Inc.	133,414
7,299	Stanley Furniture Co., Inc. (a)	23,868
3,424	Stoneridge, Inc. (a)	44,512
2,037	Syms Corp. (a)	14,361
2,596	Tandy Leather Factory, Inc.	11,487
6,523	Town Sports International Holdings, Inc. (a)	21,852
7,796	Tuesday Morning Corp. (a)	40,539
2,329	Unifi, Inc. (a)	33,118
5,704	Universal Travel Group (a) (b)	35,707
3,402	US Auto Parts Network, Inc. (a)	27,182
11,756	Valuevision Media, Inc. - Class A (a)	41,028
8,656	VCG Holding Corp. (a)	19,043
4,262	Wells-Gardner Electronics Corp. (a)	8,439
2,141	West Marine, Inc. (a)	20,489
31,056	Wonder Auto Technology, Inc. (a) (b)	258,697
13,002	Zale Corp. (a)	38,746
		3,890,711
	Consumer Staples - 2.2%
2,771	CCA Industries, Inc.	14,714
6,857	Cyanotech Corp. (a)	19,885
8,306	Female Health Co. (The)	47,427
2,385	Golden Enterprises, Inc.	8,157
9,231	Graymark Healthcare, Inc. (a) (b)	11,446
1,743	Griffin Land & Nurseries, Inc.	50,791
7,530	Harbinger Group, Inc. (a)	35,165
8,467	HQ Sustainable Maritime Industries, Inc. (a)	37,255
8,285	IGI Laboratories, Inc. (a)	12,925
15,597	Imperial Sugar Co. (b)	214,615
5,283	Inventure Foods, Inc. (a)	20,445
8,097	Mannatech, Inc. (a)	15,546
2,995	Natural Alternatives International, Inc. (a)	20,516
2,897	Nature's Sunshine Products, Inc. (a) (b)	25,059
1,231	Nutraceutical International Corp. (a)	18,305
524	Oil-Dri Corp. of America	11,743
2,729	Omega Protein Corp. (a)	19,048
3,016	Orchids Paper Products Co. (a)	39,208
3,876	Overhill Farms, Inc. (a)	20,349
5,472	Parlux Fragrances, Inc. (a)	14,939
3,079	Physicians Formula Holdings, Inc. (a)	10,746
6,544	Pizza Inn, Inc. (a)	12,532
4,430	Reddy Ice Holdings, Inc. (a)	13,069
5,409	Reed's, Inc. (a) (b)	10,872
8,530	Reliv International, Inc.	15,781
1,848	Rocky Mountain Chocolate Factory, Inc.	17,741
4,094	Tasty Baking Co.	25,792
1,093	United-Guardian, Inc.	15,685
6,439	Willamette Valley Vineyards, Inc. (a) (b)	22,537
		802,293
	Energy - 8.2%
50,048	Abraxas Petroleum Corp. (a)	213,205
12,394	American Oil & Gas, Inc. (a)	119,230
2,995	Approach Resources, Inc. (a)	54,719
4,570	Barnwell Industries, Inc. (a)	14,030
7,278	Blue Dolphin Energy Co. (a) (b)	15,138
2,456	Bolt Technology Corp. (a)	32,075
2,974	CREDO Petroleum Corp. (a)	23,762
8,159	Crimson Exploration, Inc. (a) (b)	30,352
3,184	Double Eagle Petroleum Co. (a)	16,525
2,992	Endeavour International Corp. (a)	30,877
6,101	ENGlobal Corp. (a)	18,181
6,164	FX Energy, Inc. (a)	36,429
5,116	Geokinetics, Inc. (a) (b)	43,998
15,618	Georesources, Inc. (a)	311,111
13,745	Hyperdynamics Corp. (a) (b)	42,335
377	Isramco, Inc. (a) (b)	21,610
36,843	Kodiak Oil & Gas Corp. (Canada) (a)	184,215
43,085	Magnum Hunter Resources Corp. (a)	264,542
2,162	Mexco Energy Corp. (a)	14,723
923	Natural Gas Services Group, Inc. (a)	15,183
4,654	OYO Geospace Corp. (a)	353,052
2,016	Panhandle Oil and Gas, Inc. - Class A	51,670
587	PrimeEnergy Corp. (a)	12,151
5,011	Royale Energy, Inc. (a) (b)	10,373
3,709	Seahawk Drilling, Inc. (a) (b)	30,154
8,285	SMF Energy Corp. (a)	11,350
13,842	Syntroleum Corp. (a)	25,608
2,855	TGC Industries, Inc. (a)	9,165
22,211	Toreador Resources Corp. (a)	338,718
3,751	Union Drilling, Inc. (a)	23,669
9,453	Uranerz Energy Corp. (a) (b)	37,717
51,013	Uranium Energy Corp. (a) (b)	357,091
78,193	Vantage Drilling Co. (Cayman Islands) (a)	137,620
5,997	Verenium Corp. (a) (b)	19,490
2,554	Voyager Oil & Gas, Inc. (a)	11,570
2,393	Westmoreland Coal Co. (a)	25,725
7,691	Zion Oil & Gas, Inc. (a) (b)	37,224
		2,994,587
	Financials - 23.4%
6,607	21st Century Holding Co.	21,407
2,519	Abington Bancorp, Inc.	30,228
3,540	Access National Corp. (b)	23,187
9,854	Agree Realty Corp. - REIT	275,419
713	Alliance Financial Corp.	21,055
2,162	American Independence Corp. (a)	10,378
1,911	American National Bankshares, Inc.	42,673
7,081	American Physicians Service Group, Inc.	229,920
4,346	American River Bankshares (a)	24,120
2,554	American Safety Insurance Holdings Ltd. (Bermuda) (a)	50,390
4,841	Ameris Bancorp (a)	46,667
8,138	AmeriServ Financial, Inc. (a)	12,533
8,446	Arlington Asset Investment Corp. - Class A	208,025
11,218	Associated Estates Realty Corp. - REIT	167,709
1,407	Asta Funding, Inc.	10,060
1,386	Auburn National Bancorporation, Inc. (The)	27,997
3,603	Bancorp, Inc. (a)	30,986
482	Bancorp Rhode Island, Inc.	14,373
5,304	BancTrust Financial Group, Inc. (a) (b)	13,313
2,037	Bank of Kentucky Financial Corp.	35,749
671	Bank of Marin Bancorp	22,411
8,159	BankAtlantic Bancorp, Inc. - Class A (a) (b)	5,711
122,160	Banner Corp.	194,234
1,365	Bar Harbor Bankshares	37,196
2,204	Berkshire Bancorp, Inc. (a)	9,918
1,336	Bridge Bancorp, Inc.	32,558
6,649	Brooklyn Federal Bancorp, Inc.	11,370
1,785	Bryn Mawr Bank Corp.	29,970
587	C&F Financial Corp.	11,857
7,165	Cadence Financial Corp. (a)	17,626
5,011	Camco Financial Corp. (a)	6,314
3,318	Cape Bancorp, Inc. (a)	27,606
43,725	Capital Bank Corp. (a)	126,365
9,999	Capitol Bancorp Ltd. (a) (b)	7,399
4,178	Center Bancorp, Inc.	32,797
44,765	Center Financial Corp. (a)	280,229
7,585	Centerstate Banks, Inc.	53,626
2,617	Central Jersey Bancorp (a)	19,601
9,644	Central Pacific Financial Corp. (a)	13,695
2,750	Central Valley Community Bancorp (a)	14,988
8,530	Centrue Financial Corp. (a)	9,042
923	Century Bancorp, Inc. - Class A	22,254
2,834	CFS Bancorp, Inc.	14,879
6,330	Charter Financial Corp.	52,159
3,226	Chicopee Bancorp, Inc. (a)	40,099
4,591	Citizens & Northern Corp.	68,452
2,016	Citizens Holding Co. (b)	36,288
1,827	Citizens South Banking Corp.	8,276
4,065	CNB Financial Corp.	58,251
2,121	Codorus Valley Bancorp, Inc.	18,771
35,102	Cogdell Spencer, Inc. - REIT	200,783
3,016	Colony Bankcorp, Inc. (a)	12,697
8,937	Commonwealth Bankshares, Inc. (a) (b)	10,993
4,367	Community Capital Corp. (a)	11,573
11,260	Crescent Financial Corp. (a)	25,335
2,617	Deerfield Capital Corp. (a) (b)	15,309
21,468	Dynex Capital, Inc. - REIT	225,414
1,785	Eagle Bancorp, Inc. (a)	22,616
2,596	Eastern Insurance Holdings, Inc.	28,816
22,944	Eastern Virginia Bankshares, Inc.	85,352
2,750	Encore Bancshares, Inc. (a)	26,043
2,575	Enterprise Bancorp, Inc.	29,458
3,507	Enterprise Financial Services Corp.	34,965
1,827	ESB Financial Corp.	25,761
2,037	Evans Bancorp, Inc.	28,090
12,960	Excel Trust, Inc. - REIT	149,818
6,754	Farmers Capital Bank Corp. (a)	33,297
818	Federal Agricultural Mortgage Corp. - Class C	11,419
1,764	Financial Institutions, Inc.	32,193
8,698	First Acceptance Corp. (a)	16,352
3,540	First Bancorp, Inc.	49,525
10,315	First California Financial Group, Inc. (a)	24,756
2,596	First Capital Bancorp, Inc. (a)	9,216
3,058	First Citizens Banc Corp. (a)	12,232
2,855	First Defiance Financial Corp.	33,775
10,691	First Federal Bancshares of Arkansas, Inc. (b)	12,188
24,947	First Financial Northwest, Inc. (b)	81,078
4,969	First M&F Corp.	18,683
10,860	First Security Group, Inc.	6,733
2,659	First South Bancorp, Inc. (b)	19,756
4,465	First United Corp.	17,280
6,481	Firstbank Corp.	32,016
1,512	Firstcity Financial Corp. (a)	11,476
1,093	Fox Chase Bancorp, Inc. (a)	11,487
2,456	German American Bancorp, Inc.	42,685
8,474	Glimcher Realty Trust - REIT	69,317
9,770	Guaranty Bancorp (a)	12,506
1,714	Hallmark Financial Services (a)	15,049
2,911	Hampden Bancorp, Inc.	30,245
10,609	Hampton Roads Bankshares, Inc. (a) (b)	5,161
160,466	Hanmi Financial Corp. (a)	147,324
1,028	Harleysville Savings Financial Corp.	15,266
8,768	Harris & Harris Group, Inc. (a)	38,404
1,009	Hawthorn Bancshares, Inc.	9,121
5,011	Heritage Commerce Corp. (a)	18,541
1,470	Heritage Financial Corp. (a)	20,168
1,453	Heritage Financial Group, Inc.	14,893
13,771	Heritage Oaks Bancorp (a) (b)	45,444
10,586	HF Financial Corp.	114,858
5,493	HFF, Inc. - Class A (a)	50,865
314	Hingham Institution for Savings	13,455
2,659	HMN Financial, Inc. (a)	7,711
1,231	Home Bancorp, Inc. (a)	16,766
5,831	Homeowners Choice, Inc.	48,397
11,239	HopFed Bancorp, Inc.	101,263
56,886	Independent Bank Corp. (a)	68,263
3,444	International Assets Holding Corp. (a)	78,627
1,135	Investors Title Co.	34,640
2,729	Kentucky First Federal Bancorp	26,035
3,939	Legacy Bancorp, Inc.	31,118
5,683	LNB Bancorp, Inc.	26,710
9,042	Macatawa Bank Corp. (a) (b)	22,515
14,682	Main Street Capital Corp. (b)	250,034
4,738	MainSource Financial Group, Inc.	43,400
967	Marlin Business Services Corp. (a)	10,250
6,395	MBT Financial Corp. (a) (b)	10,040
2,037	Medallion Financial Corp.	17,274
4,906	Mercantile Bancorp, Inc. (a) (b)	3,680
2,267	Mercantile Bank Corp.	15,506
2,288	Mercer Insurance Group, Inc.	42,946
881	Merchants Bancshares, Inc.	23,990
3,268	Merriman Holdings, Inc. (a) (b)	7,026
4,262	Metro Bancorp, Inc. (a)	42,833
2,659	MicroFinancial, Inc.	10,875
839	Middleburg Financial Corp.	11,746
2,701	Midsouth Bancorp, Inc.	36,355
6,712	Monarch Community Bancorp, Inc. (a)	8,323
2,331	Monarch Financial Holdings, Inc.	19,044
2,435	MutualFirst Financial, Inc.	20,819
1,512	National Bankshares, Inc. (b)	39,947
1,974	New England Bancshares, Inc.	17,608
1,869	New Hampshire Thrift Bancshares, Inc.	23,923
2,855	NewBridge Bancorp (a)	11,820
71,874	Newcastle Investment Corp. - REIT (a)	408,963
5,704	North Valley Bancorp (a)	7,415
4,759	Northeast Community Bancorp, Inc.	28,316
5,304	Northern States Financial Corp. (a)	7,266
988	Northrim BanCorp, Inc.	18,663
1,156	Norwood Financial Corp.	32,588
965	OBA Financial Service, Inc. (a)	12,024
1,735	OceanFirst Financial Corp.	20,941
2,288	Ohio Valley Banc Corp.	44,616
3,163	Old Point Financial Corp.	34,635
10,483	Old Second Bancorp, Inc. (b)	20,337
2,016	OmniAmerican Bancorp, Inc. (a)	24,877
3,645	Oneida Financial Corp.	28,431
2,456	Oppenheimer Holdings, Inc. - Class A	57,937
13,341	Pacific Capital Bancorp (a)	2,935
4,507	Pacific Continental Corp.	38,940
3,561	Pacific Mercantile Bancorp (a) (b)	14,066
3,310	Pacific Premier Bancorp, Inc. (a)	19,529
2,750	Parkvale Financial Corp.	21,423
7,467	Patriot National Bancorp, Inc. (a) (b)	16,054
3,184	Peapack Gladstone Financial Corp.	38,208
902	Penns Woods Bancorp, Inc.	33,636
2,037	Peoples Bancorp, Inc.	26,461
2,554	Peoples Financial Corp.	31,951
2,309	Porter Bancorp, Inc.	24,706
9,707	Preferred Bank (a)	15,531
2,617	Primus Guaranty Ltd. (Bermuda) (a)	12,614
10,495	Princeton National Bancorp, Inc. (a) (b)	30,645
3,624	Provident Financial Holdings, Inc.	24,281
4,738	Prudential Bancorp, Inc. of Pennsylvania	29,328
4,283	Pulaski Financial Corp. (b)	32,679
8,551	PVF Capital Corp. (a)	15,819
2,519	QC Holdings, Inc.	10,076
2,330	QCR Holdings, Inc.	18,197
37,624	Republic First Bancorp, Inc. (a)	78,634
3,939	Resource America, Inc. - Class A	23,713
43,282	Resource Capital Corp. - REIT	288,691
7,649	Riverview Bancorp, Inc. (a)	18,052
8,348	RMX Holdings, Inc.	4,591
1,714	Rome Bancorp, Inc.	19,368
4,065	Rurban Financial Corp. (a) (b)	15,650
4,507	Sanders Morris Harris Group, Inc.	30,648
1,051	Savannah Bancorp, Inc. (The)	7,630
8,873	Seacoast Banking Corp. of Florida (a)	10,648
3,624	Shore Bancshares, Inc.	35,406
2,246	Sierra Bancorp	23,246
23,381	Smithtown Bancorp, Inc. (a)	87,211
10,567	Southern Community Financial Corp. (a)	13,631
1,491	Southern National Bancorp of Virginia, Inc. (a)	10,989
18,116	Southwest Bancorp, Inc.	190,580
3,058	State Bancorp, Inc.	27,889
6,059	Summit Financial Group, Inc. (a)	27,508
3,939	Sun Bancorp, Inc. (a)	16,307
7,446	Superior Bancorp (a) (b)	3,053
1,231	Teche Holding Co.	39,177
608	Territorial Bancorp, Inc.	11,199
3,402	Timberland Bancorp, Inc.	12,553
2,225	Tower Bancorp, Inc.	51,309
2,554	Tree.com, Inc. (a)	19,385
3,520	United Security Bancshares (a)	13,728
3,751	United Security Bancshares	36,047
2,016	Unity Bancorp, Inc. (a)	11,572
4,843	Universal Insurance Holdings, Inc.	23,585
4,801	US Global Investors, Inc. - Class A	39,128
776	Virtus Investment Partners, Inc (a)	34,765
1,764	VIST Financial Corp.	12,260
2,834	Waterstone Financial, Inc. (a)	10,344
3,339	West Bancorporation, Inc.	24,275
25,122	West Coast Bancorp (a) (b)	66,322
3,939	Wilber Corp.	36,633
16,963	Winthrop Realty Trust - REIT	203,047
8,593	Yadkin Valley Financial Corp. (a)	14,007
		8,536,271
	Health Care - 18.9%
11,534	Aastrom Biosciences, Inc. (a) (b)	27,797
10,546	Acadia Pharmaceuticals, Inc. (a)	7,066
39,859	Accelrys, Inc. (a)	335,613
6,080	Achillion Pharmaceuticals, Inc. (a)	17,389
5,997	ADAM, Inc. (a)	37,481
20,337	Addus HomeCare Corp. (a)	84,602
10,104	Adolor Corp. (a)	12,630
8,852	ADVENTRX Pharmaceuticals, Inc. (a) (b)	17,527
1,974	Advocat, Inc.	9,673
45,080	Alexza Pharmaceuticals, Inc. (a)	40,739
6,941	Allied Healthcare International, Inc. (a)	20,129
1,617	America Service Group, Inc.	23,738
9,602	American Caresource Holdings, Inc. (a)	13,155
2,911	American Dental Partners, Inc. (a)	35,951
1,651	American Medical Alert Corp.	9,081
3,645	American Shared Hospital Services (a)	10,571
8,551	Amicus Therapeutics, Inc. (a)	35,487
11,218	Anadys Pharmaceuticals, Inc. (a)	12,003
3,540	Angeion Corp. (a)	14,868
2,750	Anika Therapeutics, Inc. (a)	16,803
4,367	Animal Health International, Inc. (a)	10,918
6,712	Antares Pharma, Inc. (a)	9,598
4,325	Apricus Biosciences, Inc. (a) (b)	14,921
3,730	ARCA Biopharma, Inc. (a) (b)	13,950
1,533	AtriCure, Inc. (a)	13,766
53,492	AVANIR Pharmaceuticals, Inc. - Class A (a) (b)	228,946
121,593	AVI BioPharma, Inc. (a) (b)	223,731
3,751	BioClinica, Inc. (a)	15,379
6,397	Biodel, Inc. (a) (b)	10,875
10,420	BioDelivery Sciences International, Inc. (a) (b)	28,759
15,492	Biosante Pharmaceuticals, Inc. (a) (b)	22,773
1,764	Biospecifics Technologies Corp. (a) (b)	40,008
12,931	Biotime, Inc. (a) (b)	103,448
54,008	Bovie Medical Corp. (a) (b)	172,826
9,644	BSD Medical Corp. (a) (b)	40,794
5,976	Caliper Life Sciences, Inc. (a)	35,079
5,885	Capital Senior Living Corp. (a)	37,311
8,159	Cardiac Science Corp. (a)	18,847
6,418	Cardica, Inc. (a)	17,264
6,395	Cardiovascular Systems, Inc. (a)	57,299
10,818	Celldex Therapeutics, Inc. (a) (b)	44,895
5,864	Celsion Corp. (a)	17,709
6,290	Cerus Corp. (a) (b)	15,159
9,875	Chelsea Therapeutics International Ltd. (a)	53,621
15,660	Chindex International, Inc. (a)	238,502
8,488	Cleveland Biolabs, Inc. (a) (b)	57,124
12,224	Columbia Laboratories, Inc. (a) (b)	16,380
31,670	CombiMatrix Corp. (a)	62,390
3,163	Continucare Corp. (a)	14,929
3,360	Corcept Therapeutics, Inc. (a)	13,104
2,834	Cornerstone Therapeutics, Inc. (a)	16,919
10,420	Cryo-Cell International, Inc. (a)	22,924
16,151	Curis, Inc. (a)	27,134
3,507	Cutera, Inc. (a)	24,584
6,712	Cyclacel Pharmaceuticals, Inc. (a)	12,283
2,813	Cynosure, Inc. - Class A (a)	26,667
11,302	Cytokinetics, Inc. (a)	24,977
33,400	Cytori Therapeutics, Inc. (a)	149,966
5,451	DARA Biosciences, Inc. (a) (b)	12,646
1,357	Daxor Corp.	13,339
26,907	Delcath Systems, Inc. (a) (b)	270,684
42,392	Depomed, Inc. (a)	231,460
2,079	Derma Sciences, Inc. (a)	10,000
5,831	Digirad Corp. (a)	12,537
4,612	Dynacq Healthcare, Inc. (a)	8,763
17,622	Dynavax Technologies Corp. (a)	35,244
2,352	Emergent Group, Inc.	13,265
9,539	Endologix, Inc. (a)	54,182
9,063	EnteroMedics, Inc. (a)	15,407
6,502	Entremed, Inc. (a) (b)	47,009
12,245	EpiCept Corp. (a)	4,041
33,274	Exact Sciences Corp. (a)	197,648
1,764	Exactech, Inc. (a)	31,435
34,892	Five Star Quality Care, Inc. (a)	224,007
6,712	Fonar Corp. (a) (b)	8,994
10,125	Furiex Pharmaceuticals, Inc. (a)	124,740
9,042	Genta, Inc. (a)	255
42,892	Hansen Medical, Inc. (a) (b)	61,765
7,081	Harvard Bioscience, Inc. (a)	27,758
2,079	HealthStream, Inc. (a)	12,827
8,404	Hi-Tech Pharmacal Co., Inc. (a)	199,847
5,789	Icad, Inc. (a)	8,684
11,239	Idera Pharmaceuticals, Inc. (a)	27,873
7,186	Infinity Pharmaceuticals, Inc. (a)	45,200
6,227	Inhibitex, Inc. (a)	18,245
92,384	Inovio Pharmaceuticals, Inc. (a)	109,013
2,477	Integramed America, Inc. (a)	21,178
8,614	ISTA Pharmaceuticals, Inc. (a)	38,332
44,310	Keryx Biopharmaceuticals, Inc. (a) (b)	241,933
2,183	Kewaunee Scientific Corp.	27,124
9,315	KV Pharmaceutical Co. - Class A (a) (b)	22,356
3,709	LCA-Vision, Inc. (a)	19,213
9,294	Marina Biotech, Inc. (a) (b)	16,450
4,969	Matrixx Initiatives, Inc. (a)	25,739
2,498	MediciNova, Inc. (a)	12,190
1,714	Medtox Scientific, Inc.	19,882
27,318	MELA Sciences, Inc. (a) (b)	97,252
11,819	Merge Healthcare, Inc. (a)	45,621
5,493	Misonix, Inc. (a)	13,238
10,273	Molecular Insight Pharmaceuticals, Inc (a) (b)	8,218
6,269	Nanosphere, Inc. (a)	32,787
692	National Research Corp.	19,591
10,630	Neoprobe Corp. (a)	20,622
6,164	Neostem, Inc. (a) (b)	8,013
5,053	Neuralstem, Inc. (a) (b)	10,157
5,451	NeurogesX, Inc. (a) (b)	29,217
6,670	Nighthawk Radiology Holdings, Inc. (a)	43,288
7,404	Novabay Pharmaceuticals, Inc. (a) (b)	13,105
3,486	NovaMed, Inc. (a) (b)	40,507
7,165	Oculus Innovative Sciences, Inc. (a) (b)	12,037
2,309	OncoGenex Pharmaceutical, Inc. (a)	37,083
9,453	Orchid Cellmark, Inc. (a)	15,314
1,407	PDI, Inc. (a)	13,310
15,704	Peregrine Pharmaceuticals, Inc. (a) (b)	24,184
8,782	Pharmacyclics, Inc. (a)	47,598
23,519	PharmAthene, Inc. (a)	87,961
8,593	PHC, Inc. - Class A (a)	13,061
1,806	PhotoMedex, Inc. (a)	9,770
5,304	Pressure BioSciences, Inc. (a)	7,850
6,164	Pro-Dex, Inc. (a)	13,129
7,446	ProPhase Labs, Inc. (a)	9,531
2,729	Prospect Medical Holdings, Inc. (a)	23,033
1,785	Providence Service Corp. (The) (a)	30,006
9,474	Pure Bioscience (a) (b)	20,369
7,796	RadNet, Inc. (a)	20,036
6,185	Raptor Pharmaceutical Corp. (a)	23,317
10,020	Repligen Corp. (a)	37,274
4,346	Response Genetics, Inc. (a)	9,214
8,677	Rexahn Pharmaceuticals, Inc. (a) (b)	8,851
4,549	Rochester Medical Corp. (a)	50,312
6,353	Rockwell Medical Technologies, Inc. (a)	49,490
17,732	Rural/Metro Corp. (a)	200,904
6,607	RXi Pharmaceuticals Corp. (a) (b)	23,389
11,239	Santarus, Inc. (a)	31,020
3,507	SeraCare Life Sciences, Inc. (a)	14,554
6,502	Solta Medical, Inc. (a)	13,199
3,381	Somaxon Pharmaceuticals, Inc. (a) (b)	9,095
8,076	Spectranetics Corp. (a)	39,492
5,976	Speedus Corp. (a)	4,482
9,294	Staar Surgical Co. (a)	49,723
7,817	Stereotaxis, Inc. (a) (b)	26,969
7,320	Strategic Diagnostics, Inc. (a)	12,883
9,812	Streamline Health Solutions, Inc. (a)	12,265
5,535	SunLink Health Systems, Inc. (a)	10,350
5,472	Sunrise Senior Living, Inc. (a)	20,137
12,686	SuperGen, Inc. (a)	33,618
3,486	Tengion, Inc. (a)	7,669
8,747	Theragenics Corp. (a)	12,158
8,327	TranS1, Inc. (a) (b)	15,905
2,435	Transcend Services, Inc. (a)	38,960
2,016	Transcept Pharmaceuticals, Inc. (a)	12,983
7,551	Trimeris, Inc. (a)	19,104
2,331	US Physical Therapy, Inc. (a)	44,732
923	Utah Medical Products, Inc.	25,133
2,743	Vascular Solutions, Inc. (a)	29,021
10,721	Vermillion, Inc. (a)	51,354
8,425	Vision-Sciences, Inc. (a) (b)	11,374
2,372	Vital Images, Inc. (a)	31,832
32,435	XOMA Ltd. (Bermuda) (a) (b)	77,195
419	Young Innovations, Inc.	12,662
13,800	Zalicus, Inc. (a)	16,284
8,810	ZIOPHARM Oncology, Inc. (a)	36,209
		6,898,328
	Industrials - 11.6%
8,180	3D Systems Corp. (a)	230,185
9,644	Active Power, Inc. (a)	20,060
3,730	Aerosonic Corp. (a)	9,698
1,533	Air T, Inc.	15,253
39,651	Air Transport Services Group, Inc. (a)	292,624
4,262	Allied Defense Group, Inc. (The) (a)	13,212
902	Amrep Corp. (a)	10,878
2,309	Argan, Inc. (a)	19,673
6,794	Arotech Corp. (a)	11,754
2,079	Art's-Way Manufacturing Co., Inc.	19,854
8,159	Ascent Solar Technologies, Inc. (a) (b)	26,027
5,262	Avalon Holdings Corp. - Class A (a)	14,997
7,775	Baldwin Technology Co. - Class A (a)	10,652
1,357	Barrett Business Services, Inc.	20,124
9,411	BlueLinx Holdings, Inc. (a)	35,291
1,672	Breeze-Eastern Corp. (a)	11,771
3,561	Casella Waste Systems, Inc. - Class A (a)	16,238
1,735	Coleman Cable, Inc. (a)	9,976
5,346	Command Security Corp. (a)	9,997
20,300	Commercial Vehicle Group, Inc. (a)	287,651
6,059	Competitive Technologies, Inc. (a) (b)	7,089
1,449	Douglas Dynamics, Inc.	21,373
10,881	DXP Enterprises, Inc. (a)	234,159
1,554	Dynamex, Inc. (a)	37,529
650	Eastern Co. (The)	11,895
3,058	Ecology and Environment, Inc. - Class A	39,265
2,659	Edac Technologies Corp. (a)	8,535
8,034	Flanders Corp. (a)	24,102
5,116	Flow International Corp. (a)	16,934
4,044	Franklin Covey Co. (a)	32,473
4,157	Frozen Food Express Industries (a)	14,674
5,451	GlobalOptions Group, Inc. (a)	12,919
3,226	GP Strategies Corp. (a)	29,744
6,628	Hawk Corp. - Class A (a)	331,201
3,876	Heritage-Crystal Clean, Inc. (a)	37,520
7,522	Herley Industries, Inc. (a)	122,308
4,346	Hudson Highland Group, Inc. (a)	17,732
1,596	Hurco Cos., Inc. (a)	30,739
12,792	Innovaro, Inc. (a)	9,722
1,953	Innovative Solutions & Support, Inc. (a)	10,800
3,268	Insteel Industries, Inc.	33,889
7,467	Integrated Electrical Services, Inc. (a)	23,521
12,644	Kadant, Inc. (a)	242,638
2,594	Kratos Defense & Security Solutions, Inc. (a)	27,419
8,677	KSW, Inc.	29,068
1,911	LaBarge, Inc. (a)	27,079
9,181	LECG Corp. (a)	8,649
6,607	Lime Energy Co. (a)	27,089
1,294	LS Starrett Co. - Class A	15,528
5,556	LSI Industries, Inc.	49,060
2,554	Lydall, Inc. (a)	18,465
9,915	Magnetek, Inc. (a)	12,493
2,974	Met-Pro Corp.	32,803
2,792	Mfri, Inc. (a)	22,336
3,205	Multi-Color Corp.	62,658
5,095	NCI Building Systems, Inc. (a)	53,039
9,770	Nexxus Lighting, Inc. (a)	21,103
2,037	NN, Inc. (a)	20,370
4,906	N-Viro International Corp. (a)	9,272
2,141	Ocean Power Technologies, Inc. (a) (b)	12,182
11,323	OceanFreight, Inc. - Class A (Marshall Islands) (a) (b)	10,870
13,246	Odyssey Marine Exploration, Inc. (a) (b)	26,227
734	Omega Flex, Inc. (a)	12,456
5,997	On Assignment, Inc. (a)	41,199
3,360	Orbit International Corp. (a)	12,331
5,032	Orion Energy Systems, Inc. (a) (b)	16,052
493	Parametric Sound Corp. (a)	173
881	Park-Ohio Holdings Corp. (a)	17,047
5,011	Patrick Industries, Inc. (a)	8,869
8,747	Perma-Fix Environmental Services (a)	13,208
2,659	PMFG, Inc. (a)	39,619
23,108	PowerSecure International, Inc. (a)	199,191
1,714	Primoris Services Corp.	15,152
860	Providence and Worcester Railroad Co.	11,395
63,763	Satcon Technology Corp. (a) (b)	225,083
988	SIFCO Industries, Inc.	15,314
4,906	SmartPros Ltd.	11,627
9,411	Spherix, Inc. (a)	5,381
3,960	Supreme Industries, Inc. - Class A (a)	10,296
1,156	Thermadyne Holdings Corp. (a)	17,294
1,114	Todd Shipyards Corp.	20,019
2,974	Trailer Bridge, Inc. (a)	8,476
6,269	TRC Cos., Inc. (a)	17,804
8,075	Trimas Corp. (a)	161,096
3,289	Tufco Technologies, Inc. (a)	10,656
1,617	Twin Disc, Inc.	39,455
6,269	Ultralife Corp. (a)	39,244
3,226	Universal Power Group, Inc. (a)	11,033
1,953	Universal Security Instruments, Inc. (a)	13,798
9,453	UQM Technologies, Inc. (a) (b)	18,811
4,220	US Home Systems, Inc. (a)	15,825
1,114	USA Truck, Inc. (a)	14,761
6,544	Versar, Inc. (a)	21,399
6,565	Virco Manufacturing	17,135
902	VSE Corp.	27,394
14,387	Wabash National Corp. (a)	151,783
4,157	WCA Waste Corp. (a)	23,986
2,183	Willis Lease Finance Corp. (a)	28,619
2,876	WSI Industries, Inc.	15,473
		4,250,840
	Information Technology - 20.5%
4,002	Acorn Energy, Inc. (a) (b)	15,968
12,686	ActivIdentity Corp. (a)	41,230
3,381	ADDvantage Technologies Group, Inc. (a)	11,732
5,325	American Software, Inc. - Class A	35,731
5,262	Analysts International Corp. (a)	11,471
3,708	Answers Corp. (a)	27,365
1,407	Astro-Med, Inc.	10,271
5,346	Aware, Inc. (a)	14,915
41,027	AXT, Inc. (a)	338,473
2,121	BroadVision, Inc. (a) (b)	26,894
6,460	CalAmp Corp. (a)	16,279
5,997	Callidus Software, Inc. (a)	28,906
21,092	Ceva, Inc. (a)	489,334
6,418	Chyron International Corp. (a)	12,643
4,388	Clearfield, Inc. (a)	14,393
5,831	ClearOne Communications, Inc. (a)	22,799
6,815	Cogo Group, Inc. (a)	50,976
2,477	Communications Systems, Inc.	34,926
1,651	Computer Task Group, Inc. (a)	16,262
4,570	Concurrent Computer Corp. (a)	21,845
3,897	CSP, Inc. (a)	17,731
2,876	Data I/O Corp. (a)	16,336
5,346	Datalink Corp. (a)	24,324
6,523	Dataram Corp. (a)	13,372
588	Digimarc Corp. (a)	16,523
9,644	Digital Ally, Inc. (a)	15,045
9,118	Ditech Networks, Inc. (a)	13,130
9,936	Dot Hill Systems Corp. (a)	17,686
9,999	DRI Corp. (a)	11,399
3,268	Dynamics Research Corp. (a)	44,412
4,799	EasyLink Services International Corp. - Class A (a)	20,924
9,495	EDGAR Online, Inc. (a)	10,634
5,864	Edgewater Technology, Inc. (a)	16,888
3,624	eLoyalty Corp. (a) (b)	23,085
6,439	EndWave Corp. (a)	17,385
6,290	Eon Communications Corp. (a)	20,317
2,079	Frequency Electronics, Inc. (a)	12,848
4,612	Gerber Scientific, Inc. (a)	33,391
4,822	Giga-Tronics, Inc. (a)	10,560
3,645	Globecomm Systems, Inc. (a)	30,800
7,446	GSE Systems, Inc. (a)	25,689
5,619	GTSI Corp. (a)	26,971
4,633	Hackett Group, Inc. (The) (a)	16,308
2,834	Henry Bros Electronics, Inc. (a)	23,182
31,098	Hutchinson Technology, Inc. (a)	96,404
9,336	ICOP Digital, Inc. (a)	14,284
11,239	ID Systems, Inc. (a)	29,896
9,390	Identive Group, Inc. (a)	22,160
5,577	IEC Electronics Corp. (a) (b)	33,741
2,079	Image Sensing Systems, Inc. (a)	25,156
5,906	Imergent, Inc.	26,577
7,362	Immersion Corp. (a)	41,301
2,519	InfoLogix, Inc. (a)	4,207
9,411	Information Services Group, Inc. (a)	20,798
8,747	Innodata Isogen, Inc. (a)	25,716
20,629	Integrated Silicon Solution, Inc. (a)	164,826
8,488	Intellicheck Mobilisa, Inc. (a)	10,950
9,791	Interphase Corp. (a)	11,847
2,575	IntriCon Corp. (a)	10,300
3,813	INX, Inc. (a)	23,831
9,728	Ipass, Inc.	11,576
7,585	Iteris, Inc. (a)	11,378
2,414	Keithley Instruments, Inc.	52,070
10,776	Kemet Corp. (a)	152,480
3,079	Keynote Systems, Inc.	37,687
4,863	KVH Industries, Inc. (a)	64,435
2,911	Lantronix, Inc. (a)	8,587
6,733	LaserCard Corp. (a)	28,548
3,121	LeCroy Corp. (a)	28,994
4,451	Lightpath Technologies, Inc. - Class A (a) (b)	7,567
23,435	LivePerson, Inc. (a)	226,382
9,516	LoJack Corp. (a)	46,914
10,420	LRAD Corp. (a)	27,300
39,335	Magma Design Automation, Inc. (a)	162,847
4,862	Management Network Group, Inc. (a)	12,982
5,116	Market Leader, Inc. (a)	9,669
1,764	Measurement Specialties, Inc. (a)	45,123
1,294	Mesa Laboratories, Inc.	34,097
2,225	Micronetics, Inc. (a)	10,636
20,629	Mindspeed Technologies, Inc. (a)	128,519
29,629	MIPS Technologies, Inc. (a)	402,658
2,058	Mocon, Inc.	26,178
8,894	MRV Communications, Inc. (a)	14,497
19,629	Nanometrics, Inc. (a)	232,604
5,976	NAPCO Security Technologies, Inc. (a)	9,860
7,404	NaviSite, Inc. (a)	26,210
10,062	Network Equipment Technologies, Inc. (a)	40,852
8,467	Nextwave Wireless, Inc. (a)	7,155
7,144	NU Horizons Electronics Corp. (a)	49,722
4,780	Numerex Corp. - Class A (a) (b)	39,005
1,869	Occam Networks, Inc. (a)	13,905
8,348	Online Resources Corp. (a)	36,147
9,252	Onstream Media Corp. (a)	7,929
5,619	Onvia, Inc. (a) (b)	18,430
4,694	Optelecom-NKF, Inc. (a)	11,125
5,619	Optical Cable Corp.	16,351
10,294	ORBCOMM, Inc. (a)	27,176
7,446	Overland Storage, Inc. (a)	9,531
4,199	PAR Technology Corp. (a) (b)	25,194
4,654	PC Connection, Inc. (a)	41,979
7,551	PC Mall, Inc. (a)	53,084
6,227	PC-Tel, Inc. (a)	39,106
5,116	Perceptron, Inc. (a)	26,296
4,759	Performance Technologies, Inc. (a)	8,519
4,220	Pervasive Software, Inc. (a)	22,155
3,897	Phazar Corp. (a)	16,523
34,155	Photronics, Inc. (a)	218,250
8,698	Planar Systems, Inc. (a)	18,701
128,052	Powerwave Technologies, Inc. (a) (b)	270,190
6,248	PRGX Global, Inc. (a)	36,301
4,409	Qualstar Corp.	8,113
4,115	Radisys Corp. (a)	37,158
6,123	Rainmaker Systems, Inc. (a)	8,021
1,512	Reis, Inc. (a)	10,357
6,563	Relm Wireless Corp. (a)	10,698
5,704	Research Frontiers, Inc. (a) (b)	28,976
3,645	RF Industries Ltd.	22,216
2,519	Rimage Corp. (a)	38,541
30,342	Rudolph Technologies, Inc. (a)	226,351
3,121	Saba Software, Inc. (a)	18,820
3,751	Selectica, Inc. (a)	18,680
25,241	Sonic Solutions, Inc. (a)	251,905
902	Spectrum Control, Inc. (a)	13,774
1,189	SRS Labs, Inc. (a)	10,130
4,115	StarTek, Inc. (a)	17,571
6,185	Superconductor Technologies, Inc. (a)	8,412
49,020	support.com, Inc. (a)	317,159
1,357	Sutron Corp. (a)	9,282
3,709	TechTeam Global, Inc. (a)	30,896
7,165	Telular Corp.	38,118
1,533	Tessco Technologies, Inc.	23,317
4,199	TheStreet.com, Inc.	11,253
4,675	Tier Technologies, Inc. (a)	22,908
2,813	TigerLogic Corp. (a) (b)	12,968
7,649	Tii Network Technologies, Inc. (a)	17,363
4,115	Tollgrade Communications, Inc. (a)	35,224
1,491	Transact Technologies, Inc. (a)	13,508
27,213	Ultra Clean Holdings (a)	213,350
3,855	Unify Corp. (a)	11,796
2,596	Versant Corp. (a)	30,789
4,262	Vicon Industries, Inc. (a)	19,179
2,596	Video Display Corp. (a)	10,618
7,887	VirnetX Holding Corp.	109,472
54,596	Wave Systems Corp. - Class A (a)	144,133
8,055	Web.com Group, Inc. (a)	65,165
9,210	Westell Technologies, Inc. - Class A (a)	27,354
9,602	Wireless Ronin Technologies, Inc. (a)	11,714
6,269	WPCS International, Inc. (a)	17,992
3,981	XATA Corp. (a)	8,519
3,834	X-Rite, Inc. (a)	16,141
9,118	Zhone Technologies, Inc. (a)	24,072
81,391	Zix Corp. (a)	312,541
2,016	Zoom Technologies, Inc. (a) (b)	6,975
4,325	Zygo Corp. (a)	49,565
		7,497,865
	Materials - 2.3%
1,890	ADA-ES, Inc. (a)	9,015
6,038	American Pacific Corp. (a)	37,013
6,248	Ampal American Israel - Class A (a)	12,309
5,620	Arabian American Development Co. (a)	18,771
860	Chase Corp.	13,399
9,686	Flotek Industries, Inc. (a) (b)	35,935
4,262	Friedman Industries	31,795
54,457	General Moly, Inc. (a)	300,603
9,854	General Steel Holdings, Inc. (a) (b)	23,551
967	KMG Chemicals, Inc.	13,828
4,822	Landec Corp. (a)	30,186
6,353	Mines Management, Inc. (a) (b)	20,139
8,013	Nanophase Technologies Corp. (a)	8,574
988	Northern Technologies International Corp. (a)	13,654
20,631	Paramount Gold and Silver Corp. (a)	36,723
3,981	Penford Corp. (a)	23,767
10,902	Senomyx, Inc. (a)	61,487
7,383	Smith-Midland Corp. (a) (b)	12,551
7,257	Solitario Exploration & Royalty Corp. (a) (b)	17,344
2,750	Synalloy Corp.	25,850
1,231	Universal Stainless & Alloy (a)	38,493
2,162	US Energy Corp. (a)	10,637
4,199	Verso Paper Corp. (a)	14,739
11,889	Vista Gold Corp. (Canada) (a)	33,884
		844,247
	Telecommunication Services - 1.3%
8,622	8x8, Inc. (a)	22,762
2,813	Arbinet Corp. (a)	19,128
13,842	FiberTower Corp. (a) (b)	60,351
4,065	HickoryTech Corp.	36,829
12,644	IDT Corp. - Class B	262,869
8,958	inContact, Inc. (a)	26,695
6,878	Multiband Corp. (a)	20,428
6,353	Towerstream Corp. (a)	21,092
		470,154
	Utilities - 0.8%
1,827	Artesian Resources Corp. - Class A (b)	34,293
3,037	Cadiz, Inc. (a)	34,257
1,009	Delta Natural Gas Co., Inc.	31,289
567	Maine & Maritimes Corp.	25,351
1,651	Pennichuck Corp.	45,320
7,627	Purecycle Corp. (a)	26,618
734	RGC Resources, Inc.	23,106
9,560	Synthesis Energy Systems, Inc. (a)	9,273
4,549	York Water Co.	72,011
		301,518
	Total Common Stocks - 99.8%
	(Cost $35,542,491)	36,486,814

	Rights - 0.0%*
	Financials - 0.0%*
1,003	Hampton Roads (a) (b) (c)	197

	Consumer Discretionary - 0.0%*
3,123	Stanley Furniture Co., Inc. (a)	203

	Total Rights - 0.0%*
	(Cost $0)	400

	Long-Term Investments - 99.8%
	(Cost $35,542,491)	36,487,214

	Investments of Collateral for Securities Loaned (d) - 9.8%
	Money Market Fund - 9.8%
3,591,892	BNY Mellon Securities Lending Overnight Fund, 0.299% (e)
	(Cost $3,591,892)	3,591,892

	Total Investments - 109.6%
	(Cost $39,134,383)	40,079,106
	Liabilities in excess of Other Assets - (9.6%)	(3,502,443)
	Net Assets - 100.0%	$ 36,576,663

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at November 30, 2010.
(c)	Security is valued in accordance with Fair Valuation procedures established in good faith by the
	Board of Trustees. The total market value of such securities is $197 which represents
	less than 0.1% of net assets.
(d)	At November 30, 2010, the total market value of the Fund's securities on loan was $3,395,685 and the
	total market value of the collateral held by the Fund was $3,591,892.
(e)	Interest rate shown reflects yield as of November 30, 2010.

Securities are classified by sectors that represent broad groupings of related industries.

* Less than 0.1%.

	Country Allocation**
	United States	98.6%
	Canada	0.6%
	Bermuda	0.4%
	Cayman Islands	0.4%
	Marshall Islands	0.0%*
	** Subject to change daily and percentages are based on long-term investments.

See previously submitted notes to financial statements for the period ended August 31, 2010.

At November 30, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$39,153,010	$1,685,876	$(759,780)	$926,096

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  There are three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009 however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures approved by the Board of Trustees. The Fund did not have any Level 3 securities at November 30, 2010.

The following table represents the Funds’ investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of November 30, 2010:

Description	Level 1		Level 2		Level 3	Total
(value in $000s)
Assets:
Common Stocks	$36,487		$-		$-	$36,487
Rights	-	†	-	†	-	-
Money Market Fund	3,592		-		-	3,592
Total	$40,079		$-		$-	$40,079

† Market value is less than minimum figure disclosed.

There were no transfers between Level 1 and Level 2.

WREI | Wilshire US REIT ETF
Portfolio of Investments
November 30, 2010 (unaudited)

Number of Shares	Description	Value
	Common Stocks - 99.7%
	Financials - 99.7%
1,251	Acadia Realty Trust	$ 22,843
85	Alexander's, Inc.	32,766
1,699	Alexandria Real Estate Equities, Inc.	113,408
5,288	AMB Property Corp.	154,304
2,040	American Campus Communities, Inc.	64,138
3,677	Apartment Investment & Management Co., Class A	88,689
1,593	Ashford Hospitality Trust, Inc. (a)	14,974
1,280	Associated Estates Realty Corp.	19,136
2,615	AvalonBay Communities, Inc.	288,513
3,993	BioMed Realty Trust, Inc.	70,397
4,290	Boston Properties, Inc.	359,502
4,148	Brandywine Realty Trust	45,877
2,012	BRE Properties, Inc.	86,657
2,105	Camden Property Trust	107,502
4,339	CBL & Associates Properties, Inc.	71,594
1,795	Cedar Shopping Centers, Inc.	10,878
2,239	Colonial Properties Trust	40,302
1,596	CommonWealth REIT	39,948
628	Corporate Office Properties Trust	21,295
2,943	Cousins Properties, Inc.	21,837
5,629	DCT Industrial Trust, Inc.	27,807
6,288	Developers Diversified Realty Corp.	80,675
4,857	DiamondRock Hospitality Co. (a)	51,144
2,233	Digital Realty Trust, Inc.	117,277
3,625	Douglas Emmett, Inc.	60,538
7,905	Duke Realty Corp.	87,983
1,556	DuPont Fabros Technology, Inc.	35,150
847	EastGroup Properties, Inc.	33,770
1,791	Education Realty Trust, Inc.	13,146
966	Equity Lifestyle Properties, Inc.	52,048
1,442	Equity One, Inc.	24,961
8,726	Equity Residential	436,125
953	Essex Property Trust, Inc.	105,631
2,748	Extra Space Storage, Inc.	44,023
1,621	Federal Realty Investment Trust	125,449
2,897	FelCor Lodging Trust, Inc. (a)	17,179
1,562	First Industrial Realty Trust, Inc. (a)	11,887
1,487	First Potomac Realty Trust	23,405
2,329	Franklin Street Properties Corp.	29,881
11,855	General Growth Properties, Inc.	191,932
2,585	Glimcher Realty Trust	21,145
917	Government Properties Income Trust	23,521
9,545	HCP, Inc.	314,317
3,916	Health Care REIT, Inc.	181,232
2,000	Healthcare Realty Trust, Inc.	41,280
4,716	Hersha Hospitality Trust	28,909
2,251	Highwoods Properties, Inc.	68,678
1,179	Home Properties, Inc.	63,183
3,877	Hospitality Properties Trust	85,759
19,383	Host Hotels & Resorts, Inc.	319,432
519	Hudson Pacific Properties, Inc.	7,920
2,667	Inland Real Estate Corp.	22,670
2,420	Investors Real Estate Trust	21,417
1,645	Kilroy Realty Corp.	56,127
11,988	Kimco Realty Corp.	199,720
2,016	Kite Realty Group Trust	10,120
2,193	LaSalle Hotel Properties	52,193
3,574	Liberty Property Trust	112,009
4,089	Macerich Co.	189,484
2,495	Mack-Cali Realty Corp.	79,216
1,030	Mid-America Apartment Communities, Inc.	63,211
1,000	Monmouth Real Estate Investment Corp., Class A	8,130
713	National Health Investors, Inc.	31,372
3,889	Nationwide Health Properties, Inc.	140,198
583	Parkway Properties, Inc.	9,264
1,147	Pebblebrook Hotel Trust (a)	21,495
1,739	Pennsylvania Real Estate Investment Trust	23,355
373	Piedmont Office Realty Trust, Inc., Class A	7,419
1,530	Post Properties, Inc.	52,127
17,596	ProLogis	228,924
587	PS Business Parks, Inc.	30,418
4,346	Public Storage	419,824
1,194	Ramco-Gershenson Properties Trust	13,731
2,573	Regency Centers Corp.	104,773
400	Saul Centers, Inc.	17,028
4,004	Senior Housing Properties Trust	89,409
8,991	Simon Property Group, Inc.	885,614
2,458	SL Green Realty Corp.	160,753
867	Sovran Self Storage, Inc.	31,238
3,980	Strategic Hotels & Resorts, Inc. (a)	18,587
561	Sun Communities, Inc.	18,592
2,647	Sunstone Hotel Investors, Inc.(a)	25,199
1,272	Tanger Factory Outlet Centers	61,031
1,598	Taubman Centers, Inc.	77,551
5,607	UDR, Inc.	125,036
359	Universal Health Realty Income Trust	12,590
574	Urstadt Biddle Properties, Inc., Class A	10,562
2,917	U-Store-It Trust	24,124
4,936	Ventas, Inc.	253,069
5,637	Vornado Realty Trust	459,866
1,964	Washington Real Estate Investment Trust	60,256
3,783	Weingarten Realty Investors	89,657
	Total Investments - 99.7%
	(Cost $8,152,505)	8,717,306
	Other Assets in excess of Liabilities - 0.3%	29,246
	Net Assets - 100.0%	$ 8,746,552

(a)	Non-income producing security.

	Securities are classified by sectors that represent broad groupings of related industries.

	Summary of Investments by Country
	Country	% of Total Investments
	United States	100.0%

See previously submitted notes to financial statements for the period ended August 31, 2010.

At November 30, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$8,146,367	$611,526	$(40,587)	$570,939

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs
(e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund adopted the Accounting Standard Update, Fair Value Measurements and Disclosures
(Topic 820):Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e.
transfers out must be disclosed separately from transfers in) as well as the reasons(s) for the transfer and
iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009 however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

The Fund values Level 1 securities using readily available market quotations in active markets. The
Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable inputs in accordance with procedures approved by the Board of Trustees. The Fund did not have any
Level 3 securities at November 30, 2010.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of November 30, 2010.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$8,717	$-	$-	$8,717
Total	$8,717	$-	$-	$8,717

There were no transfers between Level 1 and Level 2.

Item 2.                      Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.                      Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust

By:	/s/ Kevin M. Robinson
Kevin M. Robinson
Chief Executive Officer and Chief Legal Officer

Date:	January 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin M. Robinson
Kevin M. Robinson
Chief Executive Officer and Chief Legal Officer

Date:	January 27, 2011

By:	/s/ John Sullivan
John Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	January 27, 2011